As filed with the Securities and Exchange Commission on March 28, 2019

1933 Act File No. 333-184477

1940 Act File No. 811-22761

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 53	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 55	☒

(Check appropriate box or boxes.)

STONE RIDGE TRUST

(Exact Name of Registrant as Specified in Charter)

510 Madison Avenue, 21st Floor

New York, New York 10022

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, Including Area Code: 855-609-3680

Stone Ridge Trust

510 Madison Avenue, 21st Floor

New York, New York 10022

(Name and Address of Agent for Service)

Copies of Communication To:

Elizabeth J. Reza Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199	Gregory C. Davis Ropes & Gray LLP Three Embarcadero Center San Francisco, CA 94111

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☒	on April 1, 2019 pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment No. 53 to the Registration Statement of Stone Ridge Trust on Form N-1A (File No. 333-184477) is being filed pursuant to Rule 485(a) under the Securities Act of 1933, as amended, to register a new class of shares, Class Y shares, for Elements U.S. Portfolio, Elements U.S. Small Cap Portfolio, Elements International Portfolio, Elements International Small Cap Portfolio and Elements Emerging Markets Portfolio, each a series of Stone Ridge Trust. No information contained herein is intended to amend or supersede any prior filing relating to any other series of the Registrant.

PROSPECTUS

April 1, 2019

ELEMENTS U.S. PORTFOLIO

Share Class	Ticker Symbol
Class M*	ELUSX
Class Y	EYUSX

ELEMENTS U.S. SMALL CAP PORTFOLIO

Share Class	Ticker Symbol
Class M*	ELSMX
Class Y	EYSMX

ELEMENTS INTERNATIONAL PORTFOLIO

Share Class	Ticker Symbol
Class M*	ELINX
Class Y	EYINX

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

Share Class	Ticker Symbol
Class M*	ELISX
Class Y	EYISX

ELEMENTS EMERGING MARKETS PORTFOLIO

Share Class	Ticker Symbol
Class M*	ELMMX
Class Y	EYMMX

*	On April 1, 2019, the Portfolios’ existing shares were redesignated Class M shares.

This prospectus describes Class M shares and Class Y shares of the above-listed portfolios (each a “Portfolio” and, together, the “Portfolios”). The Portfolios do not charge sales commissions or loads.

Neither the Securities and Exchange Commission (the “Commission”) nor any state securities commission nor the Commodity Futures Trading Commission has approved or disapproved of these securities or determined this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

This prospectus contains important information about the Portfolios and the services available to shareholders. Please save it for reference.

Beginning on January 1, 2021, as permitted by regulations adopted by the Commission, paper copies of the Portfolios’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary or, if you invest directly through the Portfolios’ transfer Agent, U.S. Bancorp Fund Services, LLC (the “Transfer Agent”), from the Transfer Agent. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications electronically by contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge by contacting your financial intermediary or, if you invest directly through the Transfer Agent, by contacting the Transfer Agent at (855) 609-3680. Your election to receive reports in paper will apply to all funds held in your account if you invest through a financial intermediary or all funds within the fund complex if you invest directly with the Transfer Agent.

USEFUL SHAREHOLDER INFORMATION	Back Cover

As used herein, “Stone Ridge” or the “Adviser” refers to Stone Ridge Asset Management LLC.

i

SUMMARIES

Elements U.S. Portfolio

Investment Objective

The Elements U.S. Portfolio’s (the “Portfolio”) investment objective is to seek long-term capital appreciation.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Annual Fund Operating Expenses	Class M	Class Y
(expenses you pay each year as a percentage of the value of your investment)

Management Fees	0.30%	0.30%

Distribution and/or Service (12b-1) Fees	0.10%	None

Other Expenses	0.12%	0.12%

Total Annual Fund Operating Expenses	0.52%	0.42%

Example. This Example is intended to help you compare the costs of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses (as described above) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class M Shares	$53	$167	$291	$653
Class Y Shares	$43	$135	$235	$530

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells investments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. For the fiscal year ended May 31, 2018, the Portfolio’s portfolio turnover rate was 21.56%.

Principal Investment Strategies

The Portfolio seeks to capture the equity risk premium by investing in a broad group of securities of U.S. companies. The “equity risk premium” is positive if investment returns for equity securities exceed the risk-free rate, on average and over time. The “risk-free rate” is the rate of return that can be earned on high quality, short-term government debt securities. There can be no assurance that the equity risk premium will be positive for the Portfolio’s investments at any time or on average and over time.

The Portfolio is constructed from a market capitalization-weighted portfolio of U.S. operating companies (i.e., companies tied economically to the United States) listed on the NYSE, NYSE MKT LLC, Nasdaq Global Market® , Nasdaq Capital Market® and such other U.S. national securities exchanges deemed appropriate by the Adviser. This market capitalization-weighted portfolio is referred to as the “Universe of U.S. Companies.”

Market capitalization weighting means that, in general, the higher the relative market capitalization (number of outstanding shares multiplied by the market price per share) of a particular U.S. company, the greater its representation in the Universe of U.S. Companies. The representation of an eligible company in the Universe of U.S. Companies may also be adjusted by the Adviser for free float. Adjustment for free float modifies market capitalization weighting to exclude, in whole or in part, the share capital of a company that is not freely available for trading in the public equity markets, such as, for example, shares held by certain strategic investors (e.g., governments, controlling shareholders and management), treasury shares or shares subject to foreign ownership restrictions.

After determining the Universe of U.S. Companies, the Adviser adjusts the allocation of the Portfolio to increase the Portfolio’s exposure to companies that exhibit certain properties, generally referred to as “factors,” that the Adviser believes may contribute to a positive equity risk premium. These factors currently include small size, value, momentum or quality. The Adviser may also adjust the representation of an eligible company in the Portfolio, or exclude a company, after considering such other factors as the Adviser determines to be appropriate from time to time, and may in the future cease to make such adjustments for any or all of small size, value, momentum or quality.

Under normal circumstances, the Portfolio invests at least 80% of the value of its net assets (plus the amount of any borrowings for investment purposes) in securities of companies tied economically to the United States, either directly or indirectly (e.g., through derivatives). See “Investment Objectives, Strategies and Risks — More Information Regarding Investment Strategies — Name Policies” below. A company is “tied economically” to the United States if, at the time of purchase, it is included in a broad U.S. market index published by FTSE Russell, MSCI Inc., Standard & Poor’s Financial Services LLC or Wilshire Associates or any other widely-recognized provider of broad U.S. market indices or, for companies not included in any widely-recognized index, if the Adviser determines that it would be classified as a U.S. company based on the country classification methodology published by such index providers.

The Portfolio invests significantly in common stocks, either directly or indirectly, including through derivative instruments such as equity index futures contracts or options on equity index futures contracts, equity swaps or equity index swaps, or equity options or equity index options. The Portfolio also uses derivatives for hedging purposes, to maintain liquidity or to earn an enhanced return. In addition, the Portfolio enters into securities lending transactions with its portfolio securities to generate additional income. The Portfolio may invest in small companies that are considered “mid-cap,” “small-cap” or “micro-cap” companies. A portion of the Portfolio’s assets may be held in cash or cash-equivalent investments, including, but not limited to, money market funds. The Portfolio may also invest in the securities of other investment companies, including exchange-traded funds.

The Adviser may consider the tax consequences of the Portfolio’s investment strategy, but there is no assurance that the Portfolio will be successfully managed in a tax-advantaged manner.

Principal Investment Risks

The following is a summary of certain risks of investing in the Portfolio. Before investing, please be sure to read the additional information under “Investment Objectives, Strategies and Risks — More Information Regarding the Risks of Investing” below.

Market Risk. Economic, political and issuer-specific events will cause the value of securities, and the Portfolio that owns them, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, you may lose money, even over the long term.

Smaller Company Risk. The Portfolio may invest in small companies that are considered “mid-cap,” “small-cap” or “micro-cap” companies. Securities of smaller companies are often less liquid than those of larger companies. This could make it difficult to sell a smaller company security at a desired time or price. In general, smaller companies are also more vulnerable than larger companies to adverse business or economic developments, and they may have more limited resources. As a result, prices of smaller company securities may fluctuate more than those of larger companies. Historically, securities of smaller companies have been more volatile in price than securities of larger companies.

Factor Risk. In addition to smaller company risk, securities of companies that exhibit other factors such as value, momentum or quality are expected to be riskier than securities of companies that do not exhibit those factors, and may perform differently from the market as a whole. For example:

•	Value companies may never reach the potential market value perceived by the Adviser, either because the market fails to recognize that value or because the Adviser misjudged that value.

•

Momentum companies have recently increased in value and, therefore, may be overvalued at the time of investment by a Portfolio. These companies may experience greater volatility than the market as a whole.

•

Quality companies have high profits, so they may face heightened risk that their value will drop if future profits fall short of expectations. High profits may also attract more competition in these companies’ business, which could hurt future performance of quality companies.

The Portfolio’s increased exposure to companies that demonstrate these or other factors may cause the Portfolio to underperform funds that use different investment strategies.

Derivatives Risk. Derivatives are financial contracts whose value is derived from that of an underlying security or index or other reference asset. To the extent the Portfolio uses derivatives, the Portfolio will be directly exposed to the risks of that derivative, including the risk that the counterparty to the derivative is unable or unwilling to perform its obligations. Derivatives are subject to a number of additional risks including risks associated with the potential illiquidity of the derivative, changes in interest rates, market movements and the possibility of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, and the Portfolio could lose more than the amount invested in a derivative.

Securities Lending Risk. Securities lending and similar transactions involve the risk that the counterparty may fail to return the securities in a timely manner or at all. As a result, the Portfolio may lose money and there may be a delay in recovering securities. The Portfolio could also lose money if the value of collateral securing a securities loan or similar transaction, including the value of investments made with cash collateral, falls.

Non-Diversification Risk. The Portfolio is classified as a “non-diversified” fund under the 1940 Act. Accordingly, the Portfolio may invest a greater portion of its assets in the securities of a single issuer than if it were a “diversified” fund. To the extent that the Portfolio invests a higher percentage of its assets in the securities of a single issuer, the Portfolio is subject to a higher degree of risk associated with and developments affecting that issuer than a fund that invests more widely.

An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The bar chart and table below provide some indication of the risks of investing in the Portfolio by comparing the average annual total returns of the Portfolio’s Class M shares for the periods indicated with those of a broad measure of market performance. Annual returns for Class Y shares would be higher than those shown for Class M shares because Class Y shares are not subject to distribution and/or service (12b-1) fees. Because Class Y shares of the Portfolio had not commenced operations as of the calendar year ended December 31, 2018, no performance information for Class Y shares is provided below. Past performance (before and after taxes) is not an indication of future performance. Performance data current to the most recent month end may be obtained by calling (855) 609-3680.

Best Quarter	Worst Quarter
Q3 2018 7.18%	Q4 2018 (14.22)%

Average Annual Total Returns for the periods ended December 31, 2018
	One Year	Since Inception (3/31/2017)
Class M Shares
Return Before Taxes	-6.03%	4.11%
Return After Taxes on Distributions	-6.34%	3.77%
Return After Taxes on Distributions and Sale of Fund Shares	-3.33%	3.14%
Russell 1000 Index (reflects no deduction for fees, expenses or taxes)	-4.78%	-9.28%

After-tax returns are shown for Class M shares only. After-tax returns for Class Y shares will differ. After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. The “Return After Taxes on Distributions and Sale of Fund Shares” is higher, in some cases, than other return figures because when a capital loss occurs upon redemption of Fund shares, a tax deduction is provided that benefits the investor. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

Management

Investment Adviser

Stone Ridge is the Portfolio’s investment adviser.

Portfolio Managers

Nate Conrad, Daniel Fleder, Robert Gutmann and Ross Stevens (the “Portfolio Managers”) are jointly and primarily responsible for day-to-day management of the Portfolio. Each of the Portfolio Managers other than Mr. Conrad has been a Portfolio Manager since the Portfolio’s inception in 2017. Mr. Conrad has been a Portfolio Manager since September 2017.

Purchase and Sale of Portfolio Shares, Tax Information, and Payments to Broker-Dealers and Other Intermediaries

For important information about buying and selling Portfolio shares, tax information and intermediary compensation, please turn to the “Important Information Regarding Portfolio Shares” section of this prospectus.

Elements U.S. Small Cap Portfolio

Investment Objective

The Elements U.S. Small Cap Portfolio’s (the “Portfolio”) investment objective is to seek long-term capital appreciation.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Annual Fund Operating Expenses	Class M	Class Y
(expenses you pay each year as a percentage of the value of your investment)

Management Fees	0.50%	0.50%

Distribution and/or Service (12b-1) Fees	0.10%	None

Other Expenses	0.15%	0.15%

Acquired Fund Fees and Expenses	0.02%	0.02%

Total Annual Fund Operating Expenses	0.77%	0.67%

Example. This Example is intended to help you compare the costs of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses (as described above) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class M Shares	$79	$246	$428	$954
Class Y Shares	$68	$214	$373	$835

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells investments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. For the fiscal year ended May 31, 2018, the Portfolio’s portfolio turnover rate was 25.19%.

Principal Investment Strategies

The Portfolio seeks to capture the equity risk premium by investing in a broad group of securities of U.S. small capitalization companies. The “equity risk premium” is positive if investment returns for equity securities exceed the risk-free rate, on average and over time. The “risk-free rate” is the rate of return that can be earned on high quality, short-term government debt securities. There can be no assurance that the equity risk premium will be positive for the Portfolio’s investments at any time or on average and over time.

The Portfolio is constructed from a market capitalization-weighted portfolio of U.S. operating companies (i.e., companies tied economically to the United States) listed on the NYSE, NYSE MKT LLC, Nasdaq Global Market®, Nasdaq Capital Market® and such other U.S. national securities exchanges deemed appropriate by the Adviser (collectively, “major U.S. markets”), that the Adviser determines to be small capitalization companies as defined below. This market capitalization-weighted portfolio is referred to as the “Universe of U.S. Small Cap Companies.”

Market capitalization weighting means that, in general, the higher the relative market capitalization (number of outstanding shares multiplied by the market price per share) of a particular U.S. company, the greater its representation in the Universe of U.S. Small Cap Companies. The representation of an eligible company in the Universe of U.S. Small Cap Companies may also be adjusted by the Adviser for free float. Adjustment for free float modifies market capitalization weighting to exclude, in whole or in part, the share capital of a company that is not freely available for trading in the public equity markets, such as, for example, shares held by certain strategic investors (e.g., governments, controlling shareholders and management), treasury shares or shares subject to foreign ownership restrictions.

After determining the Universe of U.S. Small Cap Companies, the Adviser adjusts the allocation of the Portfolio to increase the Portfolio’s exposure to companies that exhibit certain properties, generally referred to as “factors,” that the Adviser believes may contribute to a positive equity risk premium. These factors currently include small size, value, momentum or quality. The Adviser may also adjust the representation of an eligible company in the Portfolio, or exclude a company, after considering such other factors as the Adviser determines to be appropriate from time to time, and may in the future cease to make such adjustments for any or all of small size, value, momentum or quality.

Under normal circumstances, the Portfolio invests at least 80% of the value of its net assets (plus the amount of any borrowings for investment purposes) in securities of small capitalization companies tied economically to the United States, either directly or indirectly (e.g., through derivatives). See “Investment Objectives, Strategies and Risks — More Information Regarding Investment Policies — Name Policies” below. The Adviser currently considers small capitalization companies to include those companies that, at the time of purchase, are (a) generally in the lowest 10% of total market capitalizations of companies listed on the major U.S. markets, (b) smaller than the 1,000th largest company by market capitalization listed on the major U.S. markets, or (c) constituents of a recognized third-party securities market index that the Adviser deems to be a small-cap index. As of February 28, 2019, the largest company that is within the Adviser’s definition of small capitalization companies had a market capitalization of $8.7 billion. This amount will fluctuate over time. A company is “tied economically” to the United States if, at the time of purchase, it is included in a broad U.S. market index published by FTSE Russell, MSCI Inc., Standard & Poor’s Financial Services LLC or Wilshire Associates or any other widely-recognized provider of broad U.S. market indices or, for companies not included in any widely-recognized index, if the Adviser determines that it would be classified as a U.S. company based on the country classification methodology published by such index providers.

The Portfolio invests significantly in common stocks, either directly or indirectly, including through derivative instruments such as equity index futures contracts or options on equity index futures contracts, equity swaps or equity index swaps, or equity options or equity index options. The Portfolio also uses derivatives for hedging purposes, to maintain liquidity or to earn an enhanced return. In addition, the Portfolio enters into securities lending transactions with its portfolio securities to generate additional income. The Portfolio may invest in small companies that are considered “mid-cap,” “small-cap” or “micro-cap” companies. A portion of the Portfolio’s assets may be held in cash or cash-equivalent investments, including, but not limited to, money market funds. The Portfolio may also invest in the securities of other investment companies, including exchange-traded funds.

The Adviser may consider the tax consequences of the Portfolio’s investment strategy, but there is no assurance that the Portfolio will be successfully managed in a tax-advantaged manner.

Principal Investment Risks

The following is a summary of certain risks of investing in the Portfolio. Before investing, please be sure to read the additional information under “Investment Objectives, Strategies and Risks — More Information Regarding the Risks of Investing” below.

Market Risk. Economic, political and issuer-specific events will cause the value of securities, and the Portfolio that owns them, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, you may lose money, even over the long term.

Smaller Company Risk. The Portfolio may invest in small companies that are considered “mid-cap,” “small-cap” or “micro-cap” companies. Securities of smaller companies are often less liquid than those of larger companies. This could make it difficult to sell a smaller company security at a desired time or price. In general, smaller companies are also more vulnerable than larger companies to adverse business or economic developments, and they may have more limited resources. As a result, prices of smaller company securities may fluctuate more than those of larger companies. Historically, securities of smaller companies have been more volatile in price than securities of larger companies. Because under normal circumstances the Portfolio invests at least 80% of the value of its net assets in securities issued by small capitalization companies, the Portfolio may be more volatile than funds that invest more of their assets in larger companies.

Factor Risk. In addition to smaller company risk, securities of companies that exhibit other factors such as value, momentum or quality are expected to be riskier than securities of companies that do not exhibit those factors, and may perform differently from the market as a whole. For example:

•	Value companies may never reach the potential market value perceived by the Adviser, either because the market fails to recognize that value or because the Adviser misjudged that value.

•

Momentum companies have recently increased in value and, therefore, may be overvalued at the time of investment by a Portfolio. These companies may experience greater volatility than the market as a whole.

•

Quality companies have high profits, so they may face heightened risk that their value will drop if future profits fall short of expectations. High profits may also attract more competition in these companies’ business, which could hurt future performance of quality companies.

The Portfolio’s increased exposure to companies that demonstrate these or other factors may cause the Portfolio to underperform funds that use different investment strategies.

Derivatives Risk. Derivatives are financial contracts whose value is derived from that of an underlying security or index or other reference asset. To the extent the Portfolio uses derivatives, the Portfolio will be directly exposed to the risks of that derivative, including the risk that the counterparty to the derivative is unable or unwilling to perform its obligations. Derivatives are subject to a number of additional risks including risks associated with the potential illiquidity of the derivative, changes in interest rates, market movements and the possibility of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, and the Portfolio could lose more than the amount invested in a derivative.

Securities Lending Risk. Securities lending and similar transactions involve the risk that the counterparty may fail to return the securities in a timely manner or at all. As a result, the Portfolio may lose money and there may be a delay in recovering securities. The Portfolio could also lose money if the value of collateral securing a securities loan or similar transaction, including the value of investments made with cash collateral, falls.

Non-Diversification Risk. The Portfolio is classified as a “non-diversified” fund under the 1940 Act. Accordingly, the Portfolio may invest a greater portion of its assets in the securities of a single issuer than if it were a “diversified” fund. To the extent that the Portfolio invests a higher percentage of its assets in the securities of a single issuer, the Portfolio is subject to a higher degree of risk associated with and developments affecting that issuer than a fund that invests more widely.

An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The bar chart and table below provide some indication of the risks of investing in the Portfolio by comparing the average annual total returns of the Portfolio’s Class M shares for the periods indicated with those of a broad measure of market performance. Annual returns for Class Y shares would be higher than those shown for Class M shares because Class Y shares are not subject to distribution and/or service (12b-1) fees. Because Class Y shares of the Portfolio had not commenced operations as of the calendar year ended December 31, 2018, no performance information for Class Y shares is provided below. Past performance (before and after taxes) is not an indication of future performance. Performance data current to the most recent month end may be obtained by calling (855) 609-3680.

Best Quarter	Worst Quarter
Q2 2018 8.12%	Q4 2018 (18.06)%

Average Annual Total Returns for the periods ended December 31, 2018
	One Year	Since Inception (3/31/2017)
Class M Shares
Return Before Taxes	-9.66%	-0.69%
Return After Taxes on Distributions	-9.99%	-1.07%
Return After Taxes on Distributions and Sale of Fund Shares	-5.49%	-0.54%
Russell 2000 Index (reflects no deduction for fees, expenses or taxes)	-11.01%	-0.44%

After-tax returns are shown for Class M shares only. After-tax returns for Class Y shares will differ. After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. The “Return After Taxes on Distributions and Sale of Fund Shares” is higher, in some cases, than other return figures because when a capital loss occurs upon redemption of Fund shares, a tax deduction is provided that benefits the investor. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

Management

Investment Adviser

Stone Ridge is the Portfolio’s investment adviser.

Portfolio Managers

Nate Conrad, Daniel Fleder, Robert Gutmann and Ross Stevens (the “Portfolio Managers”) are jointly and primarily responsible for day-to-day management of the Portfolio. Each of the Portfolio Managers other than Mr. Conrad has been a Portfolio Manager since the Portfolio’s inception in 2017. Mr. Conrad has been a Portfolio Manager since September 2017.

Purchase and Sale of Portfolio Shares, Tax Information, and Payments to Broker-Dealers and Other Intermediaries

For important information about buying and selling Portfolio shares, tax information and intermediary compensation, please turn to the “Important Information Regarding Portfolio Shares” section of this prospectus.

Elements International Portfolio

Investment Objective

The Elements International Portfolio’s (the “Portfolio”) investment objective is to seek long-term capital appreciation.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Annual Fund Operating Expenses	Class M	Class Y
(expenses you pay each year as a percentage of the value of your investment)

Management Fees	0.45%	0.45%

Distribution and/or Service (12b-1) Fees	0.10%	None

Other Expenses	0.21%	0.21%

Acquired Fund Fees and Expenses	0.02%	0.02%

Total Annual Fund Operating Expenses	0.78%	0.68%

Example. This Example is intended to help you compare the costs of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses (as described above) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class M Shares	$80	$249	$433	$966
Class Y Shares	$69	$218	$379	$847

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells investments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. For the fiscal year ended May 31, 2018, the Portfolio’s portfolio turnover rate was 20.84%.

Principal Investment Strategies

The Portfolio seeks to capture the equity risk premium by investing in a broad group of securities of companies associated with countries, other than the United States, with developed markets. The “equity risk premium” is positive if investment returns for equity securities exceed the risk-free rate, on average and over time. The “risk-free rate” is the rate of return that can be earned on high quality, short-term government debt securities. There can be no assurance that the equity risk premium will be positive for the Portfolio’s investments at any time or on average and over time.

The Portfolio is constructed from a market capitalization-weighted portfolio of operating companies associated with developed market countries, other than the United States, that the Adviser has designated as approved markets. The Adviser may set country or region weights for particular countries or regions, in which case market capitalization weighting will occur based on the relative market capitalization of companies within each such country or region. This market capitalization-weighted portfolio is referred to as the “Universe of International Companies.” See “Investment Objectives, Strategies and Risks — More Information Regarding Investment Strategies — Approved Markets” below.

Market capitalization weighting means that, in general, the higher the relative market capitalization (number of outstanding shares multiplied by the market price per share) of a particular company, the greater its representation in the Universe of International Companies. The representation of an eligible company in the Universe of International Companies may also be adjusted by the Adviser for free float. Adjustment for free float modifies market capitalization weighting to exclude, in whole or in part, the share capital of a company that is not freely available for trading in the public equity markets, such as, for example, shares held by certain strategic investors (e.g., governments, controlling shareholders and management), treasury shares or shares subject to foreign ownership restrictions.

After determining the Universe of International Companies, the Adviser adjusts the allocation of the Portfolio to increase the Portfolio’s exposure to companies that exhibit certain properties, generally referred to as “factors,” that the Adviser believes may contribute to a positive equity risk premium. These factors currently include small size, value, momentum or quality. The Adviser may also adjust the representation of an eligible company or country in the Portfolio, or exclude a company or country, after considering such other factors as the Adviser determines to be appropriate from time to time, and may in the future cease to make such adjustments for any or all of small size, value, momentum or quality.

Under normal circumstances, the Portfolio invests at least 40% of its assets in three or more non-U.S. countries.

The Portfolio invests significantly in common stocks, either directly or indirectly, including through derivative instruments such as equity index futures contracts or options on equity index futures contracts, equity swaps or equity index swaps, or equity options or equity index options. The Portfolio may gain exposure to companies associated with approved markets by investing in securities in the form of depositary receipts (including sponsored or unsponsored American Depositary Receipts (“ADRs”)), which may be listed or traded outside the issuer’s domicile country. The Portfolio also uses derivatives for hedging purposes, to maintain liquidity or to earn an enhanced return. In addition, the Portfolio enters into securities lending transactions with its portfolio securities to generate additional income. The Portfolio may invest in small companies that are considered “mid-cap,” “small-cap” or “micro-cap” companies. A portion of the Portfolio’s assets may be held in cash or cash-equivalent investments, including, but not limited to, money market funds. The Portfolio may also invest in the securities of other investment companies, including exchange-traded funds.

The Adviser may consider the tax consequences of the Portfolio’s investment strategy, but there is no assurance that the Portfolio will be successfully managed in a tax-advantaged manner.

Principal Investment Risks

The following is a summary of certain risks of investing in the Portfolio. Before investing, please be sure to read the additional information under “Investment Objectives, Strategies and Risks — More Information Regarding the Risks of Investing” below.

Market Risk. Economic, political and issuer-specific events will cause the value of securities, and the Portfolio that owns them, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, you may lose money, even over the long term.

Smaller Company Risk. The Portfolio may invest in small companies that are considered “mid-cap,” “small-cap” or “micro-cap” companies. Securities of smaller companies are often less liquid than those of larger companies. This could make it difficult to sell a smaller company security at a desired time or price. In general, smaller companies are also more vulnerable than larger companies to adverse business or economic developments, and they may have more limited resources. As a result, prices of smaller company securities may fluctuate more than those of larger companies. Historically, securities of smaller companies have been more volatile in price than securities of larger companies.

Foreign Securities and Currencies Risk. Foreign securities prices may decline or fluctuate because of economic or political actions of foreign governments and/or less regulated or liquid securities markets. Investors, such as the Portfolio, that hold these securities may also be exposed to foreign currency risk, which is the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar. The Portfolio generally does not intend to, but may, hedge foreign currency risk. Investing in depositary receipts exposes the Portfolio to credit risk with respect to the issuer of the depositary receipt, in addition to the risks of the underlying foreign securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies. The value of depositary receipts will rise and fall in response to the activities of the company that issued the securities represented by the depositary receipts, general market conditions and/or economic conditions.

Factor Risk. In addition to smaller company risk, securities of companies that exhibit other factors such as value, momentum or quality are expected to be riskier than securities of companies that do not exhibit those factors, and may perform differently from the market as a whole. For example:

•	Value companies may never reach the potential market value perceived by the Adviser, either because the market fails to recognize that value or because the Adviser misjudged that value.

•

Momentum companies have recently increased in value and, therefore, may be overvalued at the time of investment by a Portfolio. These companies may experience greater volatility than the market as a whole.

•

Quality companies have high profits, so they may face heightened risk that their value will drop if future profits fall short of expectations. High profits may also attract more competition in these companies’ business, which could hurt future performance of quality companies.

The Portfolio’s increased exposure to companies that demonstrate these or other factors may cause the Portfolio to underperform funds that use different investment strategies.

Derivatives Risk. Derivatives are financial contracts whose value is derived from that of an underlying security or index or other reference asset. To the extent the Portfolio uses derivatives, the Portfolio will be directly exposed to the risks of that derivative, including the risk that the counterparty to the derivative is unable or unwilling to perform its obligations. Derivatives are subject to a number of additional risks including risks associated with the potential illiquidity of the derivative, changes in interest rates, market movements and the possibility of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, and the Portfolio could lose more than the amount invested in a derivative.

Securities Lending Risk. Securities lending and similar transactions involve the risk that the counterparty may fail to return the securities in a timely manner or at all. As a result, the Portfolio may lose money and there may be a delay in recovering securities. The Portfolio could also lose money if the value of collateral securing a securities loan or similar transaction, including the value of investments made with cash collateral, falls.

Non-Diversification Risk. The Portfolio is classified as a “non-diversified” fund under the 1940 Act. Accordingly, the Portfolio may invest a greater portion of its assets in the securities of a single issuer than if it were a “diversified” fund. To the extent that the Portfolio invests a higher percentage of its assets in the securities of a single issuer, the Portfolio is subject to a higher degree of risk associated with and developments affecting that issuer than a fund that invests more widely.

An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The bar chart and table below provide some indication of the risks of investing in the Portfolio by comparing the average annual total returns of the Portfolio’s Class M shares for the periods indicated with those of a broad measure of market performance. Annual returns for Class Y shares would be higher than those shown for Class M shares because Class Y shares are not subject to distribution and/or service (12b-1) fees. Because Class Y shares of the Portfolio had not commenced operations as of the calendar year ended December 31, 2018, no performance information for Class Y shares is provided below. Past performance (before and after taxes) is not an indication of future performance. Performance data current to the most recent month end may be obtained by calling (855) 609-3680.

Best Quarter	Worst Quarter
Q3 2018 1.02%	Q4 2018 (13.52)%

Average Annual Total Returns for the periods ended December 31, 2018
	One Year	Since Inception (4/28/2017)
Class M Shares
Return Before Taxes	-15.23%	-2.28%
Return After Taxes on Distributions	-15.66%	-2.91%
Return After Taxes on Distributions and Sale of Fund Shares	-8.69%	-1.77%
MSCI World ex USA Index (reflects no deduction for fees, expenses or taxes)	-14.09%	-2.18%

After-tax returns are shown for Class M shares only. After-tax returns for Class Y shares will differ. After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. The “Return After Taxes on Distributions and Sale of Fund Shares” is higher, in some cases, than other return figures because when a capital loss occurs upon redemption of Fund shares, a tax deduction is provided that benefits the investor. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

Management

Investment Adviser

Stone Ridge is the Portfolio’s investment adviser.

Portfolio Managers

Nate Conrad, Daniel Fleder, Robert Gutmann and Ross Stevens (the “Portfolio Managers”) are jointly and primarily responsible for day-to-day management of the Portfolio. Each of the Portfolio Managers other than Mr. Conrad has been a Portfolio Manager since the Portfolio’s inception in 2017. Mr. Conrad has been a Portfolio Manager since September 2017.

Purchase and Sale of Portfolio Shares, Tax Information, and Payments to Broker-Dealers and Other Intermediaries

For important information about buying and selling Portfolio shares, tax information and intermediary compensation, please turn to the “Important Information Regarding Portfolio Shares” section of this prospectus.

Elements International Small Cap Portfolio

Investment Objective

The Elements International Small Cap Portfolio’s (the “Portfolio”) investment objective is to seek long-term capital appreciation.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Annual Fund Operating Expenses	Class M	Class Y
(expenses you pay each year as a percentage of the value of your investment)

Management Fees	0.55%	0.55%

Distribution and/or Service (12b-1) Fees	0.10%	None

Other Expenses	0.46%	0.46%

Acquired Fund Fees and Expenses	0.02%	0.02%

Total Annual Fund Operating Expenses	1.13%	1.03%

Example. This Example is intended to help you compare the costs of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses (as described above) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class M Shares	$115	$359	$622	$1,375
Class Y Shares	$105	$328	$569	$1,259

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells investments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. For the fiscal year ended May 31, 2018, the Portfolio’s portfolio turnover rate was 19.19%.

Principal Investment Strategies

The Portfolio seeks to capture the equity risk premium by investing in a broad group of securities of small capitalization companies associated with countries, other than the United States, with developed markets. The “equity risk premium” is positive if investment returns for equity securities exceed the risk-free rate, on average and over time. The “risk-free rate” is the rate of return that can be earned on high quality, short-term government debt securities. There can be no assurance that the equity risk premium will be positive for the Portfolio’s investments at any time or on average and over time.

The Portfolio is constructed from a market capitalization-weighted portfolio of operating companies associated with developed market countries, other than the United States, that the Adviser has designated as approved markets and that the Adviser determines to be small capitalization companies as defined below. The Adviser may set country or region weights for particular countries or regions, in which case market capitalization weighting will occur based on the relative market capitalization of companies within each such country or region. This market capitalization-weighted portfolio is referred to as the “Universe of International Small Cap Companies.” See “Investment Objectives, Strategies and Risks — More Information Regarding Investment Strategies — Approved Markets” below.

Market capitalization weighting means that, in general, the higher the relative market capitalization (number of outstanding shares multiplied by the market price per share) of a particular company, the greater its representation in the Universe of International Small Cap Companies. The representation of an eligible company in the Universe of International Small Cap Companies may also be adjusted by the Adviser for free float. Adjustment for free float modifies market capitalization weighting to exclude, in whole or in part, the share capital of a company that is not freely available for trading in the public equity markets, such as, for example, shares held by certain strategic investors (e.g., governments, controlling shareholders and management), treasury shares or shares subject to foreign ownership restrictions.

After determining the Universe of International Small Cap Companies, the Adviser adjusts the allocation of the Portfolio to increase the Portfolio’s exposure to companies that exhibit certain properties, generally referred to as “factors,” that the Adviser believes may contribute to a positive equity risk premium. These factors currently include small size, value, momentum or quality. The Adviser may also adjust the representation of an eligible company or country in the Portfolio, or exclude a company or country, after considering such other factors as the Adviser determines to be appropriate from time to time, and may in the future cease to make such adjustments for any or all of small size, value, momentum or quality.

Under normal circumstances, the Portfolio invests at least 80% of the value of its net assets (plus the amount of any borrowings for investment purposes) in securities of small capitalization companies in the particular markets in which it invests, either directly or indirectly (e.g., through derivatives). See “Name Policies.” Within the approved markets, the Adviser first ranks eligible companies listed on selected exchanges based on the companies’ market capitalizations. The Adviser then defines the maximum market capitalization of a small company that may be purchased by the Portfolio with respect to each country or region. As of February 28, 2019, the largest company that is within the Adviser’s definition of small capitalization companies had a market capitalization of $10.25 billion. This amount may vary by country or region, and will fluctuate over time.

Under normal circumstances, the Portfolio invests at least 40% of its assets in three or more non-U.S. countries.

The Portfolio invests significantly in common stocks, either directly or indirectly, including through derivative instruments such as equity index futures contracts or options on equity index futures contracts, equity swaps or equity index swaps, or equity options or equity index options. The Portfolio may gain exposure to companies associated with approved markets by investing in securities in the form of depositary receipts (including sponsored or unsponsored American Depositary Receipts (“ADRs”)), which may be listed or traded outside the issuer’s domicile country. The Portfolio also uses derivatives for hedging purposes, to maintain liquidity or to earn an enhanced return. In addition, the Portfolio enters into securities lending transactions with its portfolio securities to generate additional income. The Portfolio may invest in small companies that are considered “mid-cap,” “small-cap” or “micro-cap” companies. A portion of the Portfolio’s assets may be held in cash or cash-equivalent investments, including, but not limited to, money market funds. The Portfolio may also invest in the securities of other investment companies, including exchange-traded funds.

The Adviser may consider the tax consequences of the Portfolio’s investment strategy, but there is no assurance that the Portfolio will be successfully managed in a tax-advantaged manner.

Principal Investment Risks

The following is a summary of certain risks of investing in the Portfolio. Before investing, please be sure to read the additional information under “Investment Objectives, Strategies and Risks — More Information Regarding the Risks of Investing” below.

Market Risk. Economic, political and issuer-specific events will cause the value of securities, and the Portfolio that owns them, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, you may lose money, even over the long term.

Smaller Company Risk. The Portfolio may invest in small companies that are considered “mid-cap,” “small-cap” or “micro-cap” companies. Securities of smaller companies are often less liquid than those of larger companies. This could make it difficult to sell a smaller company security at a desired time or price. In general, smaller companies are also more vulnerable than larger companies to adverse business or economic developments, and they may have more limited resources. As a result, prices of smaller company securities may fluctuate more than those of larger companies. Historically, securities of smaller companies have been more volatile in price than securities of larger companies. Because under normal circumstances the Portfolio invests at least 80% of the value of its net assets in securities issued by small capitalization companies, the Portfolio may be more volatile than funds that invest more of their assets in larger companies.

Foreign Securities and Currencies Risk. Foreign securities prices may decline or fluctuate because of economic or political actions of foreign governments and/or less regulated or liquid securities markets. Investors, such as the Portfolio, that hold these securities may also be exposed to foreign currency risk, which is the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar. The Portfolio generally does not intend to, but may, hedge foreign currency risk. Investing in depositary receipts exposes the Portfolio to credit risk with respect to the issuer of the depositary receipt, in addition to the risks of the underlying foreign securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies. The value of depositary receipts will rise and fall in response to the activities of the company that issued the securities represented by the depositary receipts, general market conditions and/or economic conditions.

Factor Risk. In addition to smaller company risk, securities of companies that exhibit other factors such as value, momentum or quality are expected to be riskier than securities of companies that do not exhibit those factors, and may perform differently from the market as a whole. For example:

•	Value companies may never reach the potential market value perceived by the Adviser, either because the market fails to recognize that value or because the Adviser misjudged that value.

•

Momentum companies have recently increased in value and, therefore, may be overvalued at the time of investment by a Portfolio. These companies may experience greater volatility than the market as a whole.

•

Quality companies have high profits, so they may face heightened risk that their value will drop if future profits fall short of expectations. High profits may also attract more competition in these companies’ business, which could hurt future performance of quality companies.

The Portfolio’s increased exposure to companies that demonstrate these or other factors may cause the Portfolio to underperform funds that use different investment strategies.

Derivatives Risk. Derivatives are financial contracts whose value is derived from that of an underlying security or index or other reference asset. To the extent the Portfolio uses derivatives, the Portfolio will be directly exposed to the risks of that derivative, including the risk that the counterparty to the derivative is unable or unwilling to perform its obligations. Derivatives are subject to a number of additional risks including risks associated with the potential illiquidity of the derivative, changes in interest rates, market movements and the possibility of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, and the Portfolio could lose more than the amount invested in a derivative.

Securities Lending Risk. Securities lending and similar transactions involve the risk that the counterparty may fail to return the securities in a timely manner or at all. As a result, the Portfolio may lose money and there may be a delay in recovering securities. The Portfolio could also lose money if the value of collateral securing a securities loan or similar transaction, including the value of investments made with cash collateral, falls.

Non-Diversification Risk. The Portfolio is classified as a “non-diversified” fund under the 1940 Act. Accordingly, the Portfolio may invest a greater portion of its assets in the securities of a single issuer than if it were a “diversified” fund. To the extent that the Portfolio invests a higher percentage of its assets in the securities of a single issuer, the Portfolio is subject to a higher degree of risk associated with and developments affecting that issuer than a fund that invests more widely.

An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The bar chart and table below provide some indication of the risks of investing in the Portfolio by comparing the average annual total returns of the Portfolio’s Class M shares for the periods indicated with those of a broad measure of market performance. Annual returns for Class Y shares would be higher than those shown for Class M shares because Class Y shares are not subject to distribution and/or service (12b-1) fees. Because Class Y shares of the Portfolio had not commenced operations as of the calendar year ended December 31, 2018, no performance information for Class Y shares is provided below. Past performance (before and after taxes) is not an indication of future performance. Performance data current to the most recent month end may be obtained by calling (855) 609-3680.

Best Quarter	Worst Quarter
Q3 2018 (0.45)%	Q4 2018 (16.12)%

Average Annual Total Returns for the periods ended December 31, 2018
	One Year	Since Inception (4/28/2017)
Class M Shares
Return Before Taxes	-19.34%	-3.15%
Return After Taxes on Distributions	-19.73%	-3.91%
Return After Taxes on Distributions and Sale of Fund Shares	-11.17%	-2.47%
MSCI World ex USA Small Cap Index (reflects no deduction for fees, expenses or taxes)	-18.08%	-3.65%

After-tax returns are shown for Class M shares only. After-tax returns for Class Y shares will differ. After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. The “Return After Taxes on Distributions and Sale of Fund Shares” is higher, in some cases, than other return figures because when a capital loss occurs upon redemption of Fund shares, a tax deduction is provided that benefits the investor. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

Management

Investment Adviser

Stone Ridge is the Portfolio’s investment adviser.

Portfolio Managers

Nate Conrad, Daniel Fleder, Robert Gutmann and Ross Stevens (the “Portfolio Managers”) are jointly and primarily responsible for day-to-day management of the Portfolio. Each of the Portfolio Managers other than Mr. Conrad has been a Portfolio Manager since the Portfolio’s inception in 2017. Mr. Conrad has been a Portfolio Manager since September 2017.

Purchase and Sale of Portfolio Shares, Tax Information, and Payments to Broker-Dealers and Other Intermediaries

For important information about buying and selling Portfolio shares, tax information and intermediary compensation, please turn to the “Important Information Regarding Portfolio Shares” section of this prospectus.

Elements Emerging Markets Portfolio

Investment Objective

The Elements Emerging Markets Portfolio’s (the “Portfolio”) investment objective is to seek long-term capital appreciation.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Annual Fund Operating Expenses	Class M	Class Y
(expenses you pay each year as a percentage of the value of your investment)

Management Fees	0.60%	0.60%

Distribution and/or Service (12b-1) Fees	0.10%	None

Other Expenses	0.28%	0.28%

Acquired Fund Fees and Expenses	0.05%	0.05%

Total Annual Fund Operating Expenses	1.03%	0.93%

Example. This Example is intended to help you compare the costs of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses (as described above) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class M Shares	$105	$328	$569	$1,259
Class Y Shares	$95	$296	$515	$1,143

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells investments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. For the fiscal year ended May 31, 2018, the Portfolio’s portfolio turnover rate was 60.28%.

Principal Investment Strategies

The Portfolio seeks to capture the equity risk premium by investing in a broad group of securities of companies associated with countries with emerging or frontier markets. The “equity risk premium” is positive if investment returns for equity securities exceed the risk-free rate, on average and over time. The “risk-free rate” is the rate of return that can be earned on high quality, short-term government debt securities. There can be no assurance that the equity risk premium will be positive for the Portfolio’s investments at any time or on average and over time.

The Portfolio is constructed from a market capitalization-weighted portfolio of operating companies associated with emerging or frontier market countries that the Adviser has designated as approved markets. The Adviser may set country or region weights for particular countries or regions, in which case market capitalization weighting will occur based on the relative market capitalization of companies within each such country or region. This market capitalization-weighted portfolio is referred to as the “Universe of Emerging Market Companies.” See “Investment Objectives, Strategies and Risks — More Information Regarding Investment Strategies — Approved Markets” below.

Market capitalization weighting means that, in general, the higher the relative market capitalization (number of outstanding shares multiplied by the market price per share) of a particular company, the greater its representation in the Universe of Emerging Market Companies. The representation of an eligible company in the Universe of Emerging Market Companies may also be adjusted by the Adviser for free float. Adjustment for free float modifies market capitalization weighting to exclude, in whole or in part, the share capital of a company that is not freely available for trading in the public equity markets, such as, for example, shares held by certain strategic investors (e.g., governments, controlling shareholders and management), treasury shares or shares subject to foreign ownership restrictions.

After determining the Universe of Emerging Market Companies, the Adviser adjusts the allocation of the Portfolio to increase the Portfolio’s exposure to companies that exhibit certain properties, generally referred to as “factors,” that the Adviser believes may contribute to a positive equity risk premium. These factors currently include small size, value, momentum or quality. The Adviser may also adjust the representation of an eligible company or country in the Portfolio, or exclude a company or country, after considering such other factors as the Adviser determines to be appropriate from time to time, and may in the future cease to make such adjustments for any or all of small size, value, momentum or quality.

Under normal circumstances, the Portfolio invests at least 80% of the value of its net assets (plus the amount of any borrowings for investment purposes) in securities of companies tied economically to emerging markets, either directly or indirectly (e.g., through derivatives). See “Investment Objectives, Strategies and Risks — More Information Regarding Investment Policies — Name Policies” below. A company is “tied economically” to emerging markets if, at the time of purchase, it is included in the MSCI Emerging Markets Index or the MSCI Frontier Markets Index or in any other widely-recognized index of emerging market or frontier market securities or, for companies not included in any widely-recognized index, if the Adviser determines that it would be classified as an emerging market or frontier market company based on the country classification methodology published by MSCI Inc. or such other index providers.

The Portfolio invests significantly in common stocks, either directly or indirectly, including through derivative instruments such as equity index futures contracts or options on equity index futures contracts, equity swaps or equity index swaps, or equity options or equity index options. The Portfolio may gain exposure to companies associated with approved markets by investing in securities in the form of depositary receipts (including sponsored or unsponsored American Depositary Receipts (“ADRs”)), which may be listed or traded outside the issuer’s domicile country. The Portfolio also uses derivatives for hedging purposes, to maintain liquidity or to earn an enhanced return. In addition, the Portfolio enters into securities lending transactions with its portfolio securities to generate additional income. The Portfolio may invest in small companies that are considered “mid-cap,” “small-cap” or “micro-cap” companies. A portion of the Portfolio’s assets may be held in cash or cash-equivalent investments, including, but not limited to, money market funds. The Portfolio may also invest in the securities of other investment companies, including exchange-traded funds.

The Adviser may consider the tax consequences of the Portfolio’s investment strategy, but there is no assurance that the Portfolio will be successfully managed in a tax-advantaged manner.

Principal Investment Risks

The following is a summary of certain risks of investing in the Portfolio. Before investing, please be sure to read the additional information under “Investment Objectives, Strategies and Risks — More Information Regarding the Risks of Investing” below.

Market Risk. Economic, political and issuer-specific events will cause the value of securities, and the Portfolio that owns them, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, you may lose money, even over the long term.

Smaller Company Risk. The Portfolio may invest in small companies that are considered “mid-cap,” “small-cap” or “micro-cap” companies. Securities of smaller companies are often less liquid than those of larger companies. This could make it difficult to sell a smaller company security at a desired time or price. In general, smaller companies are also more vulnerable than larger companies to adverse business or economic developments, and they may have more limited resources. As a result, prices of smaller company securities may fluctuate more than those of larger companies. Historically, securities of smaller companies have been more volatile in price than securities of larger companies.

Foreign Securities and Currencies Risk. Foreign securities prices may decline or fluctuate because of economic or political actions of foreign governments and/or less regulated or liquid securities markets. Investors, such as the Portfolio, that hold these securities may also be exposed to foreign currency risk, which is the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar. The Portfolio generally does not intend to, but may, hedge foreign currency risk. Investing in depositary receipts exposes the Portfolio to credit risk with respect to the issuer of the depositary receipt, in addition to the risks of the underlying foreign securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies. The value of depositary receipts will rise and fall in response to the activities of the company that issued the securities represented by the depositary receipts, general market conditions and/or economic conditions.

Emerging Markets Risk. Many emerging market countries have a history of, and continue to experience, serious and potentially continuing economic and political problems. Stock markets in many emerging market countries are relatively small, expensive in which to trade and generally riskier than those in more developed market countries. Securities in emerging markets also may be less liquid than those in developed markets and foreign investors are often limited in their ability to invest in, and withdraw assets from, these markets. Additional restrictions may be imposed under other conditions. Frontier market countries generally have smaller economies or less developed capital markets and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries.

Factor Risk. In addition to smaller company risk, securities of companies that exhibit other factors such as value, momentum or quality are expected to be riskier than securities of companies that do not exhibit those factors, and may perform differently from the market as a whole. For example:

•	Value companies may never reach the potential market value perceived by the Adviser, either because the market fails to recognize that value or because the Adviser misjudged that value.

•

Momentum companies have recently increased in value and, therefore, may be overvalued at the time of investment by a Portfolio. These companies may experience greater volatility than the market as a whole.

•

Quality companies have high profits, so they may face heightened risk that their value will drop if future profits fall short of expectations. High profits may also attract more competition in these companies’ business, which could hurt future performance of quality companies.

The Portfolio’s increased exposure to companies that demonstrate these or other factors may cause the Portfolio to underperform funds that use different investment strategies.

Derivatives Risk. Derivatives are financial contracts whose value is derived from that of an underlying security or index or other reference asset. To the extent the Portfolio uses derivatives, the Portfolio will be directly exposed to the risks of that derivative, including the risk that the counterparty to the derivative is unable or unwilling to perform its obligations. Derivatives are subject to a number of additional risks including risks associated with the potential illiquidity of the derivative, changes in interest rates, market movements and the possibility of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, and the Portfolio could lose more than the amount invested in a derivative.

Securities Lending Risk. Securities lending and similar transactions involve the risk that the counterparty may fail to return the securities in a timely manner or at all. As a result, the Portfolio may lose money and there may be a delay in recovering securities. The Portfolio could also lose money if the value of collateral securing a securities loan or similar transaction, including the value of investments made with cash collateral, falls.

Non-Diversification Risk. The Portfolio is classified as a “non-diversified” fund under the 1940 Act. Accordingly, the Portfolio may invest a greater portion of its assets in the securities of a single issuer than if it were a “diversified” fund. To the extent that the Portfolio invests a higher percentage of its assets in the securities of a single issuer, the Portfolio is subject to a higher degree of risk associated with and developments affecting that issuer than a fund that invests more widely.

An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The bar chart and table below provide some indication of the risks of investing in the Portfolio by comparing the average annual total returns of the Portfolio’s Class M shares for the periods indicated with those of a broad measure of market performance. Annual returns for Class Y shares would be higher than those shown for Class M shares because Class Y shares are not subject to distribution and/or service (12b-1) fees. Because Class Y shares of the Portfolio had not commenced operations as of the calendar year ended December 31, 2018, no performance information for Class Y shares is provided below. Past performance (before and after taxes) is not an indication of future performance. Performance data current to the most recent month end may be obtained by calling (855) 609-3680.

Best Quarter	Worst Quarter
Q1 2018 1.95%	Q4 2018 (8.24)%

Average Annual Total Returns for the periods ended December 31, 2018
	One Year	Since Inception (5/31/2017)
Class M Shares
Return Before Taxes	-13.70%	-0.62%
Return After Taxes on Distributions	-14.47%	-2.46%
Return After Taxes on Distributions and Sale of Fund Shares	-8.00%	-0.92%
MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)	-14.51%	-0.31%

After-tax returns are shown for Class M shares only. After-tax returns for Class Y shares will differ. After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. The “Return After Taxes on Distributions and Sale of Fund Shares” is higher, in some cases, than other return figures because when a capital loss occurs upon redemption of Fund shares, a tax deduction is provided that benefits the investor. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

Management

Investment Adviser

Stone Ridge is the Portfolio’s investment adviser.

Portfolio Managers

Nate Conrad, Daniel Fleder, Robert Gutmann and Ross Stevens (the “Portfolio Managers”) are jointly and primarily responsible for day-to-day management of the Portfolio. Each of the Portfolio Managers other than Mr. Conrad has been a Portfolio Manager since the Portfolio’s inception in 2017. Mr. Conrad has been a Portfolio Manager since September 2017.

Purchase and Sale of Portfolio Shares, Tax Information, and Payments to Broker-Dealers and Other Intermediaries

For important information about buying and selling Portfolio shares, tax information and intermediary compensation, please turn to the “Important Information Regarding Portfolio Shares” section of this prospectus.

IMPORTANT INFORMATION REGARDING PORTFOLIO SHARES

Purchase and Sale of Portfolio Shares

Investors may purchase a Portfolio’s Class M shares by contacting their financial intermediary. Investors may purchase a Portfolio’s Class Y shares by first contacting the Adviser at (855) 609-3680 to notify the Adviser of the proposed investment. Once notification has occurred, the investor will be directed to the Portfolios’ transfer agent to complete the Class Y purchase transaction. There is no minimum initial account size for either Class M shares or Class Y shares of the Portfolios. All investments are subject to approval of the Adviser.

Portfolio shares may be redeemed on any business day, which is any day the New York Stock Exchange is open for business, by writing to Stone Ridge Trust, c/o U.S. Bank Global Fund Services, 615 E. Michigan Avenue, 3rd Floor, Milwaukee, Wisconsin, 53202, or by calling (855) 609-3680. Investors who invest in a Portfolio through an intermediary should contact their intermediary regarding redemption procedures.

Tax Information

Each Portfolio’s distributions are expected to be taxed as ordinary income and/or capital gains, unless you are exempt from taxation or investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account. If you are investing through a tax-advantaged arrangement, you may be taxed upon withdrawals from that arrangement.

Payments to Broker-Dealers and Other Intermediaries

The Portfolios are not generally sold through intermediaries other than certain registered investment advisers, and no sales loads are charged to investors or paid to intermediaries. See “Distribution Arrangements” below.

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

A statement of the investment objective and principal investment strategies and risks of each Portfolio is set forth above in “Summaries.” Set forth below is additional information about the Portfolios’ investment strategies and risks. References in this prospectus to a Portfolio “investing” in any instrument, security or strategy include direct or indirect investment, including gaining exposure through derivatives or other investment companies.

More Information Regarding Investment Strategies

Portfolio Construction. Each Portfolio is constructed from the relevant Universe based on the factors and criteria described above in “Summaries.” The Portfolios generally hold investments until such time as they are no longer considered an appropriate holding in light of the investment strategy of the relevant Portfolio. A Portfolio may not make a particular investment, even though it may meet the applicable market capitalization and other criteria, if the Adviser determines in its discretion that it would not be appropriate to do so (e.g., if, in the Adviser’s judgment, the issuer is in extreme financial difficulty, the issuer is involved in a merger or consolidation or is the subject of an acquisition, a significant portion of the issuer’s securities are closely held and not likely available to support market liquidity or the making of such investment would be inappropriate given other conditions). A Portfolio will generally not dispose of investments solely to realize short-term profits. However, a Portfolio may dispose of investments at any time when, in the Adviser’s judgment, circumstances so warrant, without regard to the length of time held.

Market Capitalization-Weighted Approach; Factors. The Portfolios utilize market capitalization weighting as part of the process of determining individual security weights, as described above in “Summaries.”

Market capitalization weighting may be modified by the Adviser for a variety of reasons. The Adviser may adjust the representation in a Portfolio of an eligible company, or exclude a company, after considering such factors as smaller size, value, momentum or quality, as well as other factors that the Adviser determines to be appropriate from time to time. The Adviser may change its criteria for this determination at any time.

•	Companies demonstrate smaller size if their market capitalization is smaller relative to the market capitalization of other companies in the relevant Universe.

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Companies demonstrate value if their shares appear undervalued based on fundamental measures, such as having a high book value in relation to their market value. In assessing the value factor, the Adviser may consider additional information including but not limited to cash flow to price or earnings to price ratios.

•	Companies demonstrate momentum if their shares have performed well recently relative to other companies in the relevant Universe.

•	Companies demonstrate quality if they have high profits relative to other companies in the relevant Universe of similar market capitalization.

The increased exposure to smaller size, value, momentum and/or quality companies may be achieved by decreasing the allocation of a Portfolio’s assets to companies that do not demonstrate those factors relative to their weight in the relevant Universe, which would result in a greater weight allocation to companies within that Universe that demonstrate the factors.

The Adviser may also deviate from market capitalization weighting in its discretion for other reasons. For example, the Adviser may determine that it is appropriate to limit or fix the exposure of a Portfolio to a particular issuer to a maximum proportion of the assets of the Portfolio. The Adviser may also exclude the stock of an issuer that meets applicable market capitalization criteria if the Adviser determines that investment in such stock would be inappropriate in light of other conditions. Moreover, the Adviser may reduce the relative amount invested in any security in order to retain sufficient portfolio liquidity. If a Portfolio is able to invest in a block of securities at an advantageous price, it may do so, even if this causes a deviation from a traditional market

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capitalization weighting. A portion may be invested in interest bearing obligations, such as money market instruments, thereby causing further deviation from market capitalization weighting. A further deviation may occur due to holdings in securities received in connection with corporate actions. A Portfolio may also deviate from traditional market capitalization weighting for regulatory reasons, such as, for example, compliance with applicable investment restrictions. In addition, at the discretion of the Adviser, securities eligible for investment or otherwise represented in a Portfolio may be acquired in exchange for the issuance of shares of a Portfolio. See “How to Buy Class M and Class Y Shares” below. While such transactions might cause a deviation from market capitalization weighting, they would ordinarily be made in anticipation of further growth of assets. A Portfolio may hold a significant portion of its assets in particular countries, regions, assets classes, industries or sectors to the exclusion of others from time to time.

Generally, changes in the composition and relative market capitalization ranking of the stocks that are eligible for investment take place with every trade when the securities markets are open for trading due, primarily, to price changes of such securities. On at least a semi-annual basis, the Adviser identifies and reevaluates issuers the stock of which may be eligible for investment. Additional investments generally are not made in securities that have changed in value sufficiently to be excluded from a Portfolio’s then-current market capitalization requirements. This may result in further deviation from market capitalization weighting. Such deviation could be substantial if a significant portion of a Portfolio’s investments change in value sufficiently to be excluded from the requirements for eligible investments, but not by a sufficient amount to warrant their disposition.

The Elements International Portfolio and the Elements International Small Cap Portfolio (collectively, the “International Portfolios”), and the Elements Emerging Markets Portfolio (together with the International Portfolios, the “Non-U.S. Portfolios”), may also utilize country or region weighting as part of the process of determining individual security weights. Country or region weights may be based on the total market capitalization of companies within each country or region or on the basis of a company’s relative market capitalization determined by reference to other companies located in the same country or region, subject to certain deviations from time to time in the Adviser’s sole discretion. The country weights may take into consideration the free float of companies within a country. In addition, the Adviser may limit or fix the exposure to a particular country or region to a maximum proportion of the assets of a Portfolio. Country or region weights may also vary due to general day-to-day trading patterns and price movements. The weighting of countries or regions may vary from their weighting in published international indices.

Approved Markets. As of the date of this prospectus, the countries listed below are considered to be approved markets in which a Non-U.S. Portfolio is authorized to invest.

Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom are currently approved markets for the International Portfolios.

Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Qatar, Russia, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and the United Arab Emirates are currently approved markets for the Elements Emerging Markets Portfolio.

In determining which countries are approved markets for any Non-U.S. Portfolio, the Adviser may consider various factors, including without limitation, the data, analysis and classification of countries published or disseminated by the International Bank for Reconstruction and Development (commonly known as the World Bank), the International Finance Corporation, FTSE International Limited and MSCI Inc. Approved markets may not include all markets classified as developed, emerging or frontier, as applicable, by any such publication. In determining whether to approve markets for investment, the Adviser takes into account, among other things, market liquidity, relative availability of investor information, government regulation, including fiscal and foreign exchange repatriation rules and the availability of other access to these markets for the relevant Non-U.S. Portfolio. The Adviser determines in its discretion when and whether to invest in countries that have been

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designated as approved markets, depending on a number of factors, such as asset growth in a Portfolio and the characteristics of each country’s markets. The Adviser may update the list of approved markets from time to time in its sole discretion. A Portfolio may continue to hold investments and may reinvest distributions received in connection with such investments in countries that were approved markets, even if they are later removed from the list. Approved markets for the Elements Emerging Markets Portfolio may include both countries that are emerging markets as well as those sometimes referred to as frontier markets, which are typically in an earlier stage of development.

A Non-U.S. Portfolio may consider for investment securities that are associated with an approved market, including, without limitation: (a) securities of companies that are organized under the laws of, or maintain their principal place of business in, an approved market; (b) securities for which the principal trading market is in an approved market; (c) securities issued or guaranteed by the government of an approved market, its agencies or instrumentalities or the central bank of such approved market; (d) securities denominated in an approved market currency issued by companies to finance operations in approved markets; (e) securities of companies that derive at least 50% of their revenues or profits from goods produced or sold, investments made or services performed in approved markets or have at least 50% of their assets in approved markets; (f) equity securities of companies in approved markets in the form of depositary shares or depositary receipts (for example, the securities may be listed or traded in the form of European Depositary Receipts, Global Depositary Receipts, American Depositary Receipts or other types of depositary receipts, including non-voting depositary receipts); (g) securities of pooled investment vehicles that invest primarily in securities of companies associated with approved markets or (h) derivative instruments that derive all or a substantial portion of their value from securities associated with approved markets. Securities associated with approved markets may include securities of companies that have characteristics and business relationships common to companies in other countries or regions. As a result, the value of the securities of such companies may reflect economic and market forces in such other countries or regions as well as in the approved markets. The Adviser, however, selects only those companies that, in its view, have sufficiently strong economic ties to approved markets. For example, the Adviser may invest in companies organized and located in the United States or other countries or regions outside of approved markets, including companies having their entire production facilities outside of approved markets, when such companies meet the criteria discussed above to be considered associated with approved markets.

The Adviser exercises its discretion and consideration in purchasing securities in an approved market and in determining the allocation of investments among approved markets for each Non-U.S. Portfolio. The Non-U.S. Portfolios may invest a portion of their total assets in shares of other investment companies that invest in one or more approved markets where access to those markets is otherwise significantly limited. In some approved markets, it may be necessary or advisable for a Non-U.S. Portfolio to establish one or more wholly-owned subsidiaries or trusts for the purpose of investing in the local markets. Subject to portfolio limitations described elsewhere in this prospectus, the Portfolios may also have holdings in securities associated with markets outside each Portfolio’s respective Universe.

Derivatives. The Portfolio may also invest in or use derivatives, including the derivatives described below.

Futures Contracts and Options on Futures Contracts. The Portfolios may engage in transactions in futures contracts and options on futures contracts. Futures contracts are standardized, exchange-traded contracts that obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of an asset at a specified future date at a specified price. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract originally was written. Although the value of an index might be a function of the value of certain specified securities, physical delivery of these securities is not always made. The Portfolios also are authorized to purchase or sell call and put options on futures contracts. Each Portfolio may maintain margin for non-U.S. futures transactions directly with its broker or the clearinghouse.

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Swaps Generally. In a swap transaction, two parties generally agree to exchange the returns (or differentials in rates of return) earned or realized on a particular predetermined reference instrument or instruments, which can be adjusted for an interest rate factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested in a particular security or other asset or in a “basket” of securities representing a particular index). Other types of swap agreements may calculate the obligations of the parties to the agreement on a “net basis.” Consequently, a party’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). An equity swap is an agreement in which at least one party’s payments are based on the rate of return of an equity security or equity index. The other party’s payments can be based on a fixed rate, a non-equity variable rate or even a different equity index.

Total Return Swaps. In a total return swap, one party agrees to pay the other the total return of a defined underlying asset, such as a security or basket of securities, or non-asset reference, such as a securities index, during the specified period in return for periodic payments based on a fixed or variable interest rate or the total return from different underlying assets or references. Total return swaps could result in losses if the underlying asset or reference does not perform as anticipated by the Adviser.

Options Generally. Options are a type of derivative instrument through which option sellers assume conditional obligations to option buyers relating to the underlying reference instrument, security or index. Options positions are marked to market daily. The value of options is affected by changes in the underlying reference instruments and the remaining time to the options’ expiration, as well as trading conditions in the options market.

Call Options. A call option is a contract that entitles the purchaser to receive from the seller the underlying security in exchange for a fixed price (the strike price of the call option) on or before the expiration date of the option or a cash payment (in the case of a cash-settled option contract) equal to the amount of any appreciation in the value of the reference instrument, security or index over the strike price as of the exercise date of the option. Upon entering into the position, a premium is paid by the purchaser to the seller. When an index call option is exercised, the seller is required to deliver an amount of cash determined by the excess, if any, of the value of the index at contract termination over the strike price of the option. When a physically-settled call option is exercised, the seller is required to deliver the underlying instrument. The Portfolios may write call options on an underlying instrument they do not own (i.e., “naked” call options). If the option seller of a physically-settled call option does not own the underlying instrument, it may be required to purchase it to meet the delivery requirements of the contract and there can be no assurance that the instrument would be available to buy or available at a favorable price at that time.

Put Options. A put option is a contract that entitles the purchaser to receive from the seller a fixed price (the strike price of the put option) in exchange for the underlying investment on or before the expiration date of the option or a cash payment (in the case of a cash-settled put option) equal to the amount of any depreciation in the value of the underlying reference instrument, security or index below a fixed price (the strike price of the put option) as of the exercise date of the option. Upon entering into the position, a premium is paid by the purchaser to the seller. When an index put option is exercised, the put option seller is required to deliver an amount of cash determined by the shortfall, if any, of the value of the index at contract termination below the strike price of the option. A physically-settled put option on an individual security is a contract that entitles the purchaser to sell the security at a fixed price (the strike price of the put option) on or before the exercise date of the option in exchange for the payment of an upfront premium by the purchaser to the seller. When a physically-settled put option is exercised, the put option seller is required to purchase the instrument. The Portfolios may write put options on an underlying instrument they are not short (i.e., “naked” put options).

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The Adviser generally uses derivatives to pursue the investment strategies described in this prospectus on a net exposure basis. The Adviser generally uses derivatives to invest in particular securities or groups or categories of securities when the Adviser believes that such derivatives provide lower costs or better overall economic terms for the relevant Portfolio than direct investments in those securities. A significant portion of any Portfolio’s investment strategy may be executed using derivatives. There can be no assurance that the Adviser will be able to identify or execute derivatives that provide exposure to any securities in any Portfolio at lower costs or better economic terms than direct investments in those securities. Each Portfolio also purchases securities, including securities in which it would not otherwise invest, and hedges its exposure to those securities with offsetting derivatives in an effort to generate a positive return for the Portfolio. This has in the past resulted, and may in the future result, in a Portfolio investing a significant portion of its assets (though not of its investment exposure) in securities outside that Portfolio’s Universe. See “More Information Regarding the Risks of Investing — Derivatives Risk” below.

Hedging. Each Portfolio may (but is not obligated to) engage in hedging transactions in an effort to protect against uncertainty in the value of investments or in the level of future foreign exchange rates in the purchase and sale of securities and may also use foreign currency options and foreign currency forward contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.

Borrowing. The Portfolios may borrow for investment purposes from a bank in compliance with Section 18(f)(1) of the 1940 Act. Each Portfolio may borrow up to 33 1⁄3% of its total assets. Each Portfolio will borrow only if the value of the Portfolio’s assets, including borrowings, is equal to at least 300% of all borrowings, including the proposed borrowing. If at any time a Portfolio should fail to meet this 300% coverage requirement, within three days thereafter (not including Sundays and holidays) or such longer period as the Securities and Exchange Commission (the “Commission”) may prescribe by rules and regulations, the Portfolio will reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300%. To do so, or to meet obligations under maturing bank loans, a Portfolio may be required to dispose of portfolio securities when such disposition might not otherwise be desirable. Borrowing money involves transaction and interest costs that are borne by a Portfolio. Each Portfolio may pay a commitment fee or other fees to maintain a line of credit, and will pay interest on amounts it borrows. Each Portfolio may borrow money from banks or other lenders for temporary purposes in an amount not to exceed 5% of the Portfolio’s assets. Such temporary borrowings are not subject to the asset coverage requirements discussed above in connection with the Portfolios’ borrowings for investment purposes.

In addition to borrowing money from a bank, a Portfolio may enter into dollar rolls, derivatives and other transactions that can be viewed as forms of borrowings, but for which the Portfolio does not have to have 300% asset coverage. To the extent required, if a transaction causes a Portfolio to have an obligation to another party it will either: (1) enter an offsetting (“covered”) position for the same type of financial asset; or (2) segregate cash or liquid securities with a value sufficient at all times to cover its potential obligations not covered.

Securities Lending. Each Portfolio has earned, and may continue to earn, additional income from lending securities. The value of securities loaned may not exceed 33 1⁄3% of the value of a Portfolio’s total assets, which includes the value of collateral received. To the extent a Portfolio loans a portion of its securities, a Portfolio will generally receive collateral consisting of cash or U.S. government securities. Collateral received is marked to market daily and is generally (i) in an amount equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. Government or its agencies, (ii) in an amount generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities and (iii) in an amount generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. Subject to their stated investment policies, the Portfolios generally invest cash collateral received for the loaned securities in liquid, short-term investments, such as securities of the U.S. Government or its agencies and money market funds managed by third-party advisers or banks.

U.S. Treasury Obligations. Each Portfolio invests in U.S. Treasury Obligations. These include Treasury bills (which have maturities of one year or less when issued), Treasury notes (which have maturities of one to

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ten years when issued) and Treasury bonds (which have maturities of more than ten years when issued). Treasury securities are backed by the full faith and credit of the United States as to timely payments of interest and repayments of principal. Similar to other issuers, changes to the financial condition or credit rating of a government may cause the value of a Portfolio’s direct or indirect investment in Treasury obligations to decline. On August 5, 2011, S&P downgraded U.S. Treasury securities from AAA rating to AA+. A downgrade of the ratings of U.S. government debt obligations, which are often used as a benchmark for other borrowing arrangements, could result in higher interest rates for individual and corporate borrowers, cause disruptions in the international bond markets and generally have a substantial negative effect on the U.S. economy. A downgrade of Treasury securities from another ratings agency or a further downgrade beyond AA+ rating by S&P may cause the value of a Portfolio’s Treasury obligations to decline.

The Portfolios can also invest in U.S. Treasury securities whose interest coupons have been “stripped” by a Federal Reserve Bank, zero-coupon U.S. Treasury securities described below and Treasury Inflation-Protection Securities (“TIPS”). The U.S. Treasury securities called “TIPS” are designed to provide an investment that is not vulnerable to inflation. The interest rate paid by TIPS is fixed. The principal value rises or falls semi-annually based on changes in the published Consumer Price Index. If inflation occurs, the principal and interest payments on TIPS are adjusted to protect investors from inflationary loss. If deflation occurs, the principal and interest payments will be adjusted downward, although the principal will not fall below its face amount at maturity.

Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Name Policies. To comply with Commission rules regarding the use of descriptive words in a fund’s name, some Portfolios have adopted policies (which apply at the time of the Portfolio’s investment, unless stated otherwise) of investing at least 80% of the value of their net assets plus the amount of any borrowings made for investment purposes in specific types of investments, countries or geographic regions (each policy, a “Name Policy”). Those Name Policies are described in the “Principal Investment Strategies” section of their summaries.

A Portfolio will not change its Name Policy without providing its shareholders at least 60 days’ prior written notice. A Name Policy calling for a Portfolio to invest a portion of its assets in a particular country or geographic region requires that the Portfolio invest that portion of its assets in investments that are “tied economically” to that country or region, as described in the “Principal Investment Strategies” section of each Portfolio’s summary. A Portfolio may invest directly in securities of companies that are tied economically to a particular country or geographic region, or may do so indirectly, for example, by purchasing securities of another fund or investing in derivatives or synthetic instruments that reference underlying investments tied economically to that country or geographic region. Stone Ridge relies on publicly available information and third-party data to monitor compliance with Name Policies. If that information is inaccurate or incomplete, Stone Ridge’s ability to monitor compliance with a Portfolio’s Name Policy would be impaired.

A company is “tied economically” to the United States if, at the time of purchase, it is included in a broad U.S. market index published by FTSE Russell, MSCI Inc., Standard & Poor’s Financial Services LLC or Wilshire Associates or any other widely-recognized provider of broad U.S. market indices or, for companies not included in any widely-recognized index, if the Adviser determines that it would be classified as a U.S. company based on the country classification methodology published by such index providers. A company is “tied economically” to emerging markets if, at the time of purchase, it is included in the MSCI Emerging Markets Index or the MSCI Frontier Markets Index or in any other widely-recognized index of emerging market or frontier market securities or, for companies not included in any widely-recognized index, if the Adviser determines that it would be classified as an emerging market or frontier market company based on the country classification methodology published by MSCI Inc. or such other index providers.

Changes to the Portfolio’s Investment Policies. A Portfolio’s investment objective and policies may be changed without shareholder approval unless an objective or policy is identified in the prospectus or in the Statement of Additional Information as “fundamental.”

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Temporary Defensive Positions. During unusual market conditions, a Portfolio may invest up to 100% of its assets in cash or cash equivalents temporarily, which may be inconsistent with its investment objective and other policies. A Portfolio might not use all of the strategies and techniques or invest in all of the types of securities described in this prospectus or the Statement of Additional Information. While at times a Portfolio may use alternative investment strategies in an effort to limit its losses, it may choose not to do so. A Portfolio may also invest in cash or cash equivalents pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. To the extent a Portfolio makes temporary or defensive investments in cash or cash equivalents, it might not achieve its investment objective.

More Information Regarding the Risks of Investing

The Portfolios are subject to numerous risks, including the principal risks noted below. As with any mutual fund, there is no guarantee that a Portfolio will achieve its investment objective. You could lose all or part of your investment in a Portfolio, and a Portfolio could underperform other investments.

Market Risk; Equity Investing Risk. Market risk is the risk that the value of securities to which a Portfolio is exposed will fall due to general market or economic conditions; overall market changes; local, regional or global political, social or economic instability; currency, interest rate and commodity price fluctuations; perceptions regarding the industries in which the issuers participate and the particular circumstances and performance of the issuers. Market conditions may affect certain types of securities to a greater extent than other types. Although equities have historically generated higher average returns than debt securities over the long term, equity securities also have experienced significantly more volatility in returns. Equities to which a Portfolio will be exposed are structurally subordinated to bonds and other debt instruments in a company’s capital structure, in terms of priority to corporate income, and, therefore, will be subject to greater dividend risk than debt instruments of such issuers. Finally, the prices of equities may be sensitive to rising interest rates, as the costs of capital rise and borrowing costs increases.

Foreign Securities Risk. Direct or indirect investments in securities of foreign issuers involve risks not ordinarily associated with exposure to securities of U.S. issuers. For example, foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. Foreign securities exchanges, brokers and companies may be subject to less government supervision and regulation than exists in the U.S. A Portfolio’s exposure to foreign securities may be subject to withholding and other foreign taxes, which may adversely affect the net return on such investments. Fluctuations in foreign currency exchange rates and exchange controls may adversely affect the market value of a Portfolio’s indirect and direct investments in foreign securities (see “Currency Risk” below). A Portfolio may not be able to pass through to its shareholders foreign income tax credits in respect of a portion of or all foreign income taxes it pays. There may be difficulty in obtaining or enforcing a court judgment abroad. The willingness and ability of foreign governmental entities to pay principal and interest on government securities depends on various economic factors, including the issuer’s balance of payments, overall debt level and cash-flow considerations related to the availability of tax or other revenues to satisfy the issuer’s obligations. If a foreign governmental entity defaults on its obligations on the securities, the holder of such securities may have limited recourse available to it. The laws of some foreign countries may limit a Portfolio’s ability to invest in securities of certain issuers located in those countries. In addition, it may be difficult to effect repatriation of capital invested in certain countries, and with respect to certain countries, there are risks of expropriation, confiscatory taxation, political or social instability or diplomatic developments that could affect a Portfolio’s assets held in foreign countries. There may be less publicly available information about a foreign company than there is regarding a U.S. company. Foreign securities markets may have substantially less volume than U.S. securities markets and some foreign company securities are less liquid than securities of otherwise comparable U.S. companies. Foreign markets also have different clearance and settlement procedures that could cause a Portfolio to encounter difficulties in purchasing and selling securities on such markets and may result in the Portfolio missing attractive investment opportunities or experiencing a loss. In addition, a Portfolio that includes exposure to securities issued by foreign issuers can expect to have a higher expense ratio because of the increased transaction costs in foreign markets and the increased costs of maintaining the custody of such foreign securities.

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Investing directly or indirectly in foreign securities may result in a Portfolio experiencing more rapid and extreme changes in value than a fund that obtains exposure exclusively in securities of U.S. issuers.

ADRs, or American Depositary Receipts, are dollar-denominated depositary receipts issued generally by domestic banks and representing the deposit with the bank of a security of a non-U.S. issuer, and are publicly traded on exchanges or over the counter in the United States. Investing in these instruments exposes the Portfolios to credit risk with respect to the issuer of the ADR, in addition to the risks of the underlying foreign securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies. The value of ADRs will rise and fall in response to the activities of the company that issued the securities represented by the depositary receipts, general market conditions and/or economic conditions. ADRs may be purchased through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the depositary security. Holders of unsponsored ADRs generally bear all the costs of such ADRs, and the issuers of unsponsored ADRs frequently are under no obligation to distribute shareholder communications received from the company that issues the underlying foreign securities or to pass through voting rights to the holders of the ADRs. As a result, there may not be a correlation between such information and the market values of unsponsored ADRs.

Investing in other types of depositary receipts, including European Depositary Receipts (euro-denominated depositary receipts issued generally by European banks and representing the deposit with the bank of a security of a non-European issuer) and Global Depositary Receipts (depositary receipts denominated in a currency other than dollars or euros issued generally by banks outside of Europe and the U.S. and representing the deposit with the bank of a security of a foreign issuer), presents risks similar to those presented by investing in ADRs.

Emerging Markets Risk. Obtaining exposure to emerging market securities and currencies entails all of the risks associated with foreign (non-U.S.) investments (see “Foreign Securities Risk” above), but to a heightened degree. Compared to foreign developed markets, exposure to emerging markets may involve heightened volatility, greater political, regulatory, legal and economic uncertainties, less liquidity, dependence on particular commodities or international aid, high levels of inflation, greater custody risk and certain special risks associated with smaller companies. Additional risks of emerging market securities may include: greater political uncertainty and instability (including the risk of war or natural disaster); increased risk of nationalization, expropriation or other confiscation of assets of issuers to which the Portfolios are exposed; greater risk of default (by both government and private issuers); more substantial governmental involvement in the economy; less governmental supervision and regulation; differences in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; less developed legal systems; inability to purchase and sell investments or otherwise settle security or derivative transactions (i.e., a market freeze); unavailability of currency hedging techniques; slower clearance and settlement; difficulties in obtaining and/or enforcing legal judgments; and significantly smaller market capitalizations of issuers. In addition, foreign investors, including the Portfolios, may be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies. Emerging market securities may be subject to currency transfer restrictions and may experience delays and disruptions in securities settlement procedures. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Currency Risk. The Portfolios’ shares are priced (purchased and redeemed) in U.S. dollars and the distributions paid by the Portfolios are paid in U.S. dollars. However, a substantial portion of the Non-U.S. Portfolios’ assets may be denominated in foreign (non-U.S.) currencies and income received by a Portfolio from a portion of its investments may be paid in foreign currencies. Currency risk is the risk that fluctuations in exchange rates will adversely affect the market value of a Portfolio’s investments. Currency risk includes the risk that the foreign currencies in which a Portfolio’s investments are traded, in which a Portfolio receives income, or in which a Portfolio has taken a position, will decline in value relative to the U.S. dollar. Currency risk also includes the risk that the currency to which a Portfolio has obtained exposure through hedging declines in value relative to the currency being hedged, in which event the Portfolio may realize a loss both on the hedging instrument and on the

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currency being hedged. There can be no assurances or guarantees that any efforts the Portfolios make to hedge exposure to foreign exchange rate risks that arise as a result of their investments will successfully hedge against such risks or that adequate hedging arrangements will be available on an economically viable basis, and in some cases, hedging arrangements may result in additional costs being incurred or losses being greater than if hedging had not been used. Currency exchange rates can fluctuate significantly for many reasons.

In purchasing or selling local currency to execute transactions on foreign exchanges, a Portfolio will be exposed to the risk that the value of the foreign currency will increase or decrease, which may impact the value of the Portfolio’s investments in foreign currencies, securities denominated in foreign currencies, derivatives that provide exposure to foreign currencies and the Portfolio’s income available for distribution. Some countries have and may continue to adopt internal economic policies that affect their currency valuations in a manner that may be disadvantageous for U.S. investors or U.S. companies seeking to do business in those countries. For example, a foreign government may unilaterally devalue its currency against other currencies, which typically would have the effect of reducing the U.S. dollar value of investments denominated in that currency. In addition, a country may impose formal or informal currency exchange controls. These controls may restrict or prohibit a Portfolio’s ability to repatriate both investment capital and income, which could undermine the value and liquidity of a Portfolio’s investments and potentially place that Portfolio’s assets at risk of total loss. As a result, if the exchange rate for any such currency declines after a Portfolio’s income has been earned and converted into U.S. dollars but before payment to shareholders, that Portfolio could be required to liquidate portfolio investments to make such distributions. Similarly, if a Portfolio incurs an expense in U.S. dollars and the exchange rate declines before the expense is paid, that Portfolio would have to convert a greater amount to U.S. dollars to pay for the expense at that time than it would have had to convert at the time that Portfolio incurred the expense.

Factor Risk. Securities of companies that exhibit factors such as smaller size, value, momentum or quality are expected to be riskier than securities of companies that do not exhibit those factors, and may perform differently from the market as a whole. For example:

•	Smaller companies involve the risks described under “Smaller Company Risk” in the Summaries.

•	Value companies may never reach the potential market value perceived by the Adviser, either because the market fails to recognize that value or because the Adviser misjudged that value.

•

Momentum companies have recently increased in value and, therefore, may be overvalued at the time of investment by a Portfolio. These companies may experience greater volatility than the market as a whole.

•

Quality companies have high profits, so they may face heightened risk that their value will drop if future profits fall short of expectations. High profits may also attract more competition in these companies’ business, which could hurt future performance of quality companies.

A Portfolio’s increased exposure to companies that demonstrate these or other factors may cause the Portfolio to underperform funds that use different investment strategies.

Derivatives Risk. Derivatives involve the risk that changes in their value may not move as expected relative to changes in the value of the underlying reference they are designed to track. The Portfolios may invest in derivatives to generate income, for investment purposes and for hedging and risk management purposes. Derivatives risk is generally more significant when derivatives are used to enhance return or as a substitute for a cash investment option, rather than solely to hedge the risk of a position held by a Portfolio.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in securities and other more traditional assets. Derivatives also present other risks described herein, including market risk, illiquidity risk, counterparty risk and currency risk. OTC derivatives are generally highly illiquid. Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation. Valuation risk is generally more pronounced when a Portfolio enters into OTC derivatives because there is generally less reliable, objective

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data available about the value of such derivatives. Incorrect valuations may result in increased cash payments to, or decreased cash payments from, counterparties than would otherwise have been required if the correct valuation were used, undercollateralization and/or errors in the calculation of the Portfolio’s net asset value (“NAV”).

A Portfolio’s use of OTC derivatives exposes it to the risk that the counterparties will be unable or unwilling to make timely settlement payments or otherwise honor their obligations. An OTC derivatives contract typically can be closed only with the consent of the other party to the contract. If the counterparty defaults, a Portfolio will still have contractual remedies but may not be able to enforce them. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms differently than a Portfolio, and if it does, the Portfolio may decide not to pursue its claims against the counterparty to avoid incurring the cost and unpredictability of legal proceedings. A Portfolio, therefore, may be unable to obtain payments the Adviser believes are owed to it under OTC derivatives contracts, or those payments may be delayed or made only after the Portfolio has incurred the costs of litigation.

Derivatives can be used for hedging (attempting to reduce risk of an investment position by offsetting that investment position with another) or non-hedging purposes, including to enhance returns. Hedging with derivatives may increase expenses, and there can be no assurance that a hedging strategy will be effective to reduce risk. If a hedging counterparty is unable or unwilling to make timely settlement payments or otherwise honor its obligations under a derivative used for hedging, the relevant Portfolio will have unhedged exposure to the underlying investment that the Portfolio intended to hedge, which could adversely impact the Portfolio. While hedging can reduce or eliminate the risk of losses, it can also reduce or eliminate the opportunity for gains, and hedging may cause or increase losses if the market moves in a manner different from that anticipated by the Portfolio or if the cost of the derivative outweighs the benefit of the hedge. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments.

The Portfolios may invest in derivatives that (i) do not require the counterparty to post collateral (e.g., foreign currency forwards), (ii) require collateral but that do not provide for a Portfolio’s security interest in it to be perfected, (iii) require a significant upfront deposit by a Portfolio unrelated to the derivative’s intrinsic value or (iv) do not require that collateral be regularly marked-to-market. When a counterparty’s obligations are not fully secured by collateral, a Portfolio runs the risk of having limited recourse if the counterparty defaults. Even when obligations are required by contract to be collateralized, a Portfolio often will not receive the collateral the day the collateral is required to be posted. Also, in the event of a counterparty’s (or its affiliate’s) insolvency, the possibility exists that a Portfolio’s ability to exercise remedies, such as the termination of transactions, netting of obligations and realization on collateral, could be stayed or eliminated under special resolution regimes adopted in the United States, the European Union and various other jurisdictions. Such regimes provide government authorities with broad authority to intervene when a financial institution is experiencing financial difficulty. In particular, the regulatory authorities could reduce, eliminate, or convert to equity the liabilities to a Portfolio of a counterparty who is subject to such proceedings in the European Union (sometimes referred to as a “bail in”).

The Portfolios may invest a significant portion of their investments in derivatives with a limited number of counterparties, and events affecting the creditworthiness of any of those counterparties may have a pronounced effect on a Portfolio. During periods of market disruptions or stress, a Portfolio may have a greater need for cash to provide collateral for large swings in its mark-to-market obligations under the derivatives in which it has invested.

A Portfolio’s use of derivatives may not be effective or have the desired results. Moreover, suitable derivatives will not be available in all circumstances. The Adviser may decide not to use derivatives to hedge or otherwise reduce a Portfolio’s risk exposures, potentially resulting in losses for the Portfolio.

Because many derivatives have embedded leverage (i.e., a notional value in excess of the assets needed to establish and/or maintain the derivative position), adverse changes in the value or level of the underlying reference asset may result in a loss substantially greater than the amount invested in the derivative itself (see “Leverage Risk” below).

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A Portfolio’s use of derivatives may be subject to special tax rules, which are in some cases uncertain under current law and could affect the amount, timing and character of distributions to shareholders. See “Distributions and Federal Income Tax Matters” below.

Specific risks involved in the use of certain types of derivatives in which the Portfolios may invest include:

Futures Risk. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the futures contracts and in the securities or index positions underlying them. Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. There can be no assurance that a liquid market will exist at a time when a Portfolio seeks to close out a futures contract, and a Portfolio would remain obligated to meet margin requirements until the position is closed.

Options on Futures Risk. The Portfolios may enter into options on futures contracts. An option on a futures contract gives the buyer, in return for the premium paid, the right (but not the obligation) to either buy or sell the underlying futures contract during a certain period of time for a fixed price. The writing of a put or call option on a futures contract involves risks similar to the risks applicable to the purchase or sale of futures contracts. However, the difficulty of predicting changes in the value of the underlying futures contract may expose a Portfolio to a somewhat different set of risks. For example, variations in speculative market demand for futures on the relevant underlying instrument can cause the value of the futures to change at an unanticipated time or to an unanticipated degree; this or other factors may bring the value of the underlying future closer to the option’s strike price, increasing the potential for risk of loss to a Portfolio. To the extent that a Portfolio enters into options on futures contracts for hedging purposes, an imperfect correlation between this derivative position and the value of the instrument underlying such a position could lead to losses.

Swaps Risk. The use of swaps involves investment techniques and risks that are different from those associated with portfolio security transactions. These instruments are typically not traded on exchanges; however, transactions in some types of swaps (generally not including equity swaps) are required to be centrally cleared (“cleared swaps”). For OTC swaps, there is a risk that the other party will not perform its obligations to a Portfolio or that a Portfolio may be unable to enter into offsetting positions to terminate its exposure or liquidate its position when it wishes to do so. Such occurrences could result in losses to a Portfolio.

Swap agreements may be subject to contractual restrictions on transferability and termination and they may have terms of greater than seven days. A Portfolio’s obligations under a swap agreement will generally be accrued daily (offset against any amounts owed to that Portfolio under the swap).

Options Risk. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived and well-executed options program may be adversely affected by market behavior or unexpected events. Successful options strategies may require the anticipation of future movements in securities prices or other economic factors of the underlying investments. No assurances can be given that the Adviser’s judgment in this respect will be correct.

The market price of written options will be affected by many factors, including changes in the market price or other economic attributes of the underlying investment; changes in the realized or perceived volatility of the relevant market and underlying investment; and the time remaining before an option’s expiration.

The market price of options, particularly OTC options, may be adversely affected if the market for the options becomes less liquid or smaller. The Portfolios may close out a written option position by

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buying the option instead of letting it expire or be exercised. There can be no assurance that a liquid market will exist when a Portfolio seeks to close out an option position by buying or selling the option. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or clearinghouse may not at all times be adequate to handle current trading volume; or (vi) a regulator or one or more exchanges could, for economic or other reasons, decide to discontinue the trading of options (or a particular class or series of options) at some future date. If trading were discontinued, the secondary market on that exchange (or in that class or series of options) would cease to exist.

Each Portfolio’s options positions will be marked to market on each day that that Portfolio strikes its NAV. A Portfolio’s options transactions will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded. These limitations govern the maximum number of options in each class that may be written or purchased by a single investor or group of investors acting in concert, regardless of whether the options are written or purchased on the same or different exchanges, boards of trade or other trading facilities or are held or written in one or more accounts or through one or more brokers. Thus, the number of options that a Portfolio may sell or purchase may be affected by options sold or purchased by other investment advisory clients of the Adviser. An exchange, board of trade or other trading facility may order the liquidation of positions found to be in excess of these limits and may impose certain other sanctions.

For certain non-U.S. options, a Portfolio may post margin (i) with its U.S. broker, who is expected typically to re-hypothecate the margin to a non-U.S. broker or clearinghouse or (ii) with its non-U.S. broker, who will maintain the margin or re-hypothecate it to a clearinghouse. Such margin may be held by the brokers in commingled accounts with margin from other clients of the broker. The margin maintained by these brokers or clearinghouses is not subject to the regulatory protections provided by bank custody arrangements. If initial margin is not maintained with a Portfolio’s custodian, that Portfolio is exposed to the fraud and credit risk of these brokers and clearinghouses over time.

Securities Lending Risk. As with other extensions of credit, there are risks of delay and costs involved in recovery of securities or even loss of rights in the securities loaned or in the collateral if the borrower of the securities fails to return the securities in a timely manner or at all, or fails financially. These delays and costs could be greater with respect to foreign securities. Each Portfolio has paid, and may continue to pay, lending fees to the party arranging its securities loans. Securities lending collateral is generally invested in liquid, short-term investments, such as securities of the U.S. Government or its agencies and money market funds managed by third-party advisers or banks. A Portfolio bears the risk of investments made with the cash collateral received by that Portfolio in securities lending transactions. Investments of cash collateral may depreciate and/or become illiquid, although the Portfolios remain obligated to return the collateral amount to the borrower upon termination or maturity of the securities loan and may realize losses on the collateral investments and/or be required to liquidate other portfolio assets in order to satisfy its obligations.

Non-Diversification Risk. Each Portfolio is classified as a “non-diversified” fund under the 1940 Act. Accordingly, each Portfolio may invest a greater portion of its assets in the securities of a single issuer than if it were a “diversified” fund. To the extent that a Portfolio invests a higher percentage of its assets in the securities of a single issuer, the Portfolio is subject to a higher degree of risk associated with and developments affecting that issuer than a fund that invests more widely.

Illiquidity Risk. Illiquidity risk is the risk that the investments held by a Portfolio may be difficult or impossible to sell at the time that that Portfolio would like or without significantly changing the market value of the investment. The Portfolios may invest in private placements, OTC derivatives or other investments that are highly illiquid. There can be no assurance that a liquid market for a Portfolio’s investments will be maintained, in which case that

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Portfolio’s ability to realize full value in the event of the need to liquidate certain assets may be impaired and/or result in losses to that Portfolio. The Portfolios may be unable to sell their investments, even under circumstances when the Adviser believes it would be in the best interests of a Portfolio to do so. Illiquid investments may also be difficult to value and their pricing may be more volatile than more liquid investments, which could adversely affect the price at which a Portfolio is able to sell such instruments. Illiquidity risk also may be greater in times of financial stress. The risks associated with illiquid instruments may be particularly acute in situations in which a Portfolio’s operations require cash (such as in connection with redemptions) and could result in a Portfolio borrowing to meet its short-term needs or incurring losses on the sale of illiquid instruments. In particular, derivatives used by a Portfolio, and investments in emerging or frontier markets, may be illiquid.

Leverage Risk. The Portfolios may obtain financing to make investments and may obtain leverage through derivative instruments that afford the Portfolios economic leverage. The Portfolios may also borrow to meet redemption requests and to address cash flow timing mismatches. Therefore, the Portfolios are subject to leverage risk. Leverage magnifies a Portfolio’s exposure to declines in the value of one or more underlying investments or creates investment risk with respect to a larger pool of assets than the Portfolio would otherwise have and may be considered a speculative technique. The value of an investment in a Portfolio will be more volatile and other risks tend to be compounded if and to the extent that Portfolio borrows or uses derivatives or other investments that have embedded leverage. Engaging in such transactions may cause a Portfolio to liquidate positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements.

Investment in Other Investment Companies. The Portfolios may invest in the securities of other investment companies, which can include open-end funds, closed-end funds and unit investment trusts, subject to the limits set forth in the 1940 Act that apply to those types of investments. The Portfolios may invest, for example, in exchange-traded funds (“ETFs”), which are typically open-end funds or unit investment trusts, listed on a stock exchange. The Portfolios might do so as a way of gaining exposure to the segments of the equity markets represented by the exchange-traded funds’ portfolio, at times when the Portfolios may not be able to buy those portfolio securities directly.

The shares of other investment companies may fluctuate in price and may be worth more or less when a Portfolio sells them. Investing in another investment company may involve the payment of substantial premiums above the value of such investment company’s portfolio securities. As a shareholder of an investment company, a Portfolio would be subject to its ratable share of that investment company’s expenses, including its advisory and administration expenses.

Exchange-Traded Funds. The Portfolios may invest in ETFs, which are investment companies or special purpose trusts designed to provide investment results that generally correspond (on a direct basis or on a multiple, inverse or multiple inverse basis) to the performance of a benchmark index. ETFs are listed on an exchange and trade in the secondary market on a per-share basis. The Portfolios may purchase and sell individual shares of ETFs in the secondary market. These secondary market transactions require the payment of commissions.

Investments in ETFs are subject to the same risks as investments in other investment companies, as described above. Certain risks of investing in an index-based ETF are similar to those of investing in an indexed mutual fund, including tracking error risk (the risk of errors in matching the ETF’s underlying assets to the index). As a result of mathematical compounding and because most ETFs have a single day investment objective to track the performance of an index or a multiple thereof, the performance of an ETF for periods greater than a single day is likely to be either greater than or less than the index performance, before accounting for the ETF’s fees and expenses. Compounding will cause longer term results to vary from the return of the index, particularly during periods of higher index volatility. Because a typical ETF is not actively managed, it cannot sell poorly performing stocks as long as they are represented in the index. The values of ETFs are subject to change as the values of their respective component assets fluctuate according to market volatility. ETFs may trade in the secondary market at a discount from their NAVs. A Portfolio may purchase ETFs at prices that exceed the net asset value of their underlying investments and may sell ETF investments at prices below such net asset value. Because the market price of ETF shares depends on the demand in the market for them, the market price of an

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ETF may be more volatile than the underlying portfolio of securities the ETF is designed to track, and a Portfolio may not be able to liquidate ETF holdings at the time and price desired, which may impact Portfolio performance. Furthermore, there may be times when the exchange halts trading, in which case the investors owning ETF shares would be unable to sell them until trading is resumed. In addition, because ETFs often invest in a portfolio of common stocks and “track” a designated index, an overall decline in stocks comprising an ETF’s benchmark index could have a greater impact on the ETF and investors than might be the case in an investment company with a more widely diversified portfolio. Losses could also occur if the ETF is unable to replicate the performance of the chosen benchmark index. Other risks associated with ETFs include the possibility that: (i) an ETF’s distributions may decline if the issuers of the ETF’s portfolio securities fail to continue to pay dividends; and (ii) under certain circumstances, an ETF could be terminated. Should termination occur, the ETF could have to liquidate its portfolio when the prices for those assets are falling. In addition, inadequate or irregularly provided information about an ETF or its investments could expose investors in ETFs to unknown risks.

Subsidiary Risk. To the extent a Portfolio invests through subsidiaries, it will be exposed to the risks associated with a subsidiary’s investments. Subsidiaries will not be registered as investment companies under the 1940 Act and will not be subject to all of the investor protections of the 1940 Act, although each subsidiary will be managed pursuant to the compliance policies and procedures of the Portfolio applicable to it. Changes in the laws of the United States and/or the jurisdiction in which a subsidiary is organized could result in the inability of a Portfolio and/or a subsidiary to operate as described in this prospectus and could adversely affect the Portfolio.

Management and Operational Risk; Cyber-Security Risk. The Portfolios are subject to management risk because they rely on the Adviser’s ability to achieve their investment objectives. The Portfolios run the risk that the Adviser’s investment techniques will fail to produce desired results and cause the Portfolios to incur significant losses.

Any imperfections, errors or limitations in quantitative analyses and models used by the Adviser as part of its investment process could affect a Portfolio’s performance. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate or may not include the most recent information about a company or a security.

The Portfolios also are subject to the risk of loss as a result of other services provided by the Adviser and other service providers, including pricing, administrative, accounting, tax, legal, custody, transfer agency and other services. Operational risk includes the possibility of loss caused by inadequate procedures and controls, human error and cyber attacks, disruptions and failures affecting, or by, a service provider. For example, trading delays or errors (both human and systematic) could prevent the Portfolios from benefiting from potential investment gains or avoiding losses.

A Portfolio and its service providers’ use of internet, technology and information systems may expose the Portfolio to potential risks linked to cyber-security breaches of those technological or information systems. Cyber-security breaches could allow unauthorized parties to gain access to proprietary information, customer data or Portfolio assets, or cause the Portfolio or its service providers to suffer data corruption or lose operational functionality. With the increased use of technologies and the dependence on computer systems to perform necessary business functions, investment companies (such as the Portfolios) and their service providers (including the Adviser) may be prone to operational and information security risks resulting from cyber attacks and/or other technological malfunctions. In general, cyber attacks are deliberate, but unintentional events may have similar effects. Cyber attacks include, among others, stealing or corrupting data maintained online or digitally, preventing legitimate users from accessing information or services on a website, releasing confidential information without authorization and causing operational disruption. Successful cyber attacks against, or security breakdowns of, a Portfolio, the Adviser or the custodian, transfer agent or other third-party service provider may adversely affect a Portfolio or its shareholders. For instance, cyber attacks may interfere with the processing of shareholder transactions, affect a Portfolio’s ability to calculate its NAV, cause the release of private shareholder information or confidential Portfolio information, impede trading, cause reputational damage, result in theft of Portfolio assets and subject a Portfolio to regulatory fines, penalties or financial losses, reimbursement or other compensation costs and additional compliance costs. While the Adviser has established

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business continuity plans and systems designed to prevent cyber attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Similar types of cyber-security risks are also present for issuers of securities in which a Portfolio invests, which could result in material adverse consequences for such issuers, and may cause the Portfolio’s investment in such securities to lose value.

Tax Risk. Each Portfolio intends to qualify for treatment as a “regulated investment company” (a “RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”). In order to qualify for such treatment, each Portfolio must derive at least 90% of its gross income each taxable year from qualifying income, meet certain asset diversification tests at the end of each fiscal quarter and distribute at least 90% of its investment company taxable income for each taxable year. Each Portfolio’s investment strategy will potentially be limited by its intention to qualify for treatment as a RIC. The tax treatment of certain of each Portfolio’s investments under one or more of the qualification or distribution tests applicable to RICs is not certain. An adverse determination or future guidance by the IRS might affect a Portfolio’s ability to qualify for such treatment.

If, in any year, a Portfolio were to fail to qualify as a RIC under the Code for any reason, and were not able to cure such failure, that Portfolio would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income.

Expense Risk. Your actual costs of investing in the Portfolios may be higher than the expenses shown in “Annual Fund Operating Expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if overall net assets decrease.

The Portfolios may invest in the securities of other investment companies, including exchange-traded funds. As an investor in an investment company, a Portfolio would be subject to its ratable share of that investment company’s expenses, including its advisory and administration expenses.

Management Fee Waiver Risk. The Adviser has waived all, and in the future may waive all or a portion, of its management fees with respect to the Portfolios. There can be no assurance that the Adviser will waive all or any portion of its management fee for any Portfolio, and even if the Adviser waives all or any portion of its management fee, there can be no assurance that the Adviser will continue to waive any portion of its management fee in the future. Therefore, the management fee applicable to your investment could increase, but never above the management fee stated in the relevant Portfolio’s Summary.

Disclosure of Portfolio Holdings

A description of the Portfolios’ policies and procedures with respect to the disclosure of their portfolio holdings is available in the Statement of Additional Information. Currently, the holdings of each Portfolio are also disclosed quarterly in filings with the Commission on Form N-Q as of the end of the first and third quarters of the Portfolio’s fiscal year and on Form N-CSR as of the second and fourth quarters of the Portfolio’s fiscal year. Form N-Q is being rescinded. Once Form N-Q is rescinded, disclosure of the Portfolios’ complete holdings will be required to be made monthly on Form N-PORT, with every third month made available to the public by the Commission 60 days after the end of the Portfolios’ fiscal quarter. You can find the Commission filings on the Commission’s website, www.sec.gov.

MANAGEMENT AND ORGANIZATION

Investment Adviser

Stone Ridge Asset Management LLC (“Stone Ridge” or the “Adviser”) is the Portfolios’ investment adviser. The Adviser was organized as a Delaware limited liability company in 2012. Its primary place of business is at 510 Madison Avenue, 21st Floor, New York, NY 10022. The Adviser’s primary business is to provide a variety of investment management services, including an investment program for the Portfolios. The Adviser is responsible

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for all business activities and oversight of the investment decisions made for the Portfolios. As of February 28, 2019, the Adviser’s assets under management were approximately $16 billion.

In return for providing management services to the Portfolios, each Portfolio pays the Adviser an annual fee. Each Portfolio paid an aggregate management fee of 0.00% of its average daily net assets for the fiscal year ended May 31, 2018 because the Adviser waived the entirety of its management fee with respect to each of the Portfolios. The following table shows the contractual advisory fee rate for each Portfolio as a percentage of each Portfolio’s average daily net assets.

Investment Management Fee (as a percentage of average daily net assets)

Elements U.S. Portfolio	0.30%
Elements U.S. Small Cap Portfolio	0.50%
Elements International Portfolio	0.45%
Elements International Small Cap Portfolio	0.55%
Elements Emerging Markets Portfolio	0.60%

A discussion regarding the basis of the Board of Trustees’ (the “Board”) approval of the investment management agreement between the Trust, on behalf of each Portfolio, and the Adviser was included in the Portfolios’ semi-annual report to shareholders for the period ended November 30, 2018.

Portfolio Managers

Nate Conrad

Nate Conrad, Portfolio Manager of each Portfolio, is responsible for the day-to-day management of the Portfolios and their investments jointly with Mr. Fleder, Mr. Gutmann and Mr. Stevens. Prior to joining Stone Ridge in 2016, Mr. Conrad worked at Goldman Sachs, where he began his career, as the senior trader in Interest Rates Electronic Trading. Mr. Conrad received his BSE in Computer Information Science from the University of Pennsylvania’s Engineering school.

Daniel Fleder

Daniel Fleder, Portfolio Manager of each Portfolio, is responsible for the day-to-day management of the Portfolios and their investments jointly with Mr. Conrad, Mr. Gutmann and Mr. Stevens. Prior to joining Stone Ridge in 2016, Mr. Fleder was the Chief of Staff for Operations at KCG, an automated market maker, from 2013 to 2015. From 2010 to 2013, he was at KCG’s precursor, GETCO, where he was the Head of Risk Management, responsible for firm-wide market, credit and operational risk. Mr. Fleder received his PhD in Operations Research, Master’s in Statistics and BSE in Engineering from the University of Pennsylvania’s Wharton School and Engineering School.

Robert Gutmann

Robert Gutmann, Portfolio Manager of each Portfolio, is responsible for the day-to-day management of the Portfolios and their investments jointly with Mr. Conrad, Mr. Fleder and Mr. Stevens. Mr. Gutmann co-founded Stone Ridge in 2012. Mr. Gutmann received his B.A. in Mathematics and Music from Columbia University.

Ross Stevens

Ross Stevens, Portfolio Manager of each Portfolio, is responsible for the day-to-day management of the Portfolios and their investments jointly with Mr. Conrad, Mr. Fleder and Mr. Gutmann. Mr. Stevens is the Founder of Stone Ridge. Mr. Stevens founded Stone Ridge in 2012. Mr. Stevens received his PhD in Finance and Statistics from University of Chicago (Booth) and his BSE in Finance from University of Pennsylvania (Wharton).

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Additional Information Regarding the Adviser and Portfolio Managers

The Statement of Additional Information provides additional information about the Adviser, including information about potential conflicts of interest that the Adviser may face in managing the Portfolios, and about each Portfolio Manager’s compensation, other accounts managed by each Portfolio Manager, and each Portfolio Manager’s ownership of securities in the Portfolios. The Statement of Additional Information is part of this prospectus and is available free of charge by calling (855) 609-3680 or at www.elementsfunds.com. The information (other than this prospectus, including the Statement of Additional Information) contained on, or that can be accessed through, www.elementsfunds.com is not part of this prospectus or the Statement of Additional Information.

Distributor and Transfer Agent

ALPS Distributors, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203 is the Portfolios’ distributor. U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202 is the Portfolios’ transfer agent (the “Transfer Agent”), administrator and accounting agent. The Adviser pays fees to the Distributor as compensation for the services it renders. The Portfolios compensate the Transfer Agent for its services.

SHAREHOLDER INFORMATION

How Portfolio Share Prices Are Calculated

The NAV per share of a Portfolio’s Class M and Class Y shares is determined by dividing the total value of the applicable class’s proportionate interest in the Portfolio’s portfolio investments, cash and other assets, less any liabilities (including accrued expenses or dividends) allocable to that class, by the total number of shares of that class outstanding. While the assets of each of Class M shares and Class Y shares are invested in a single portfolio of securities, the NAV of each respective Class will differ because each of Class M shares and Class Y shares have different expenses. Each Portfolio’s shares are valued as of a particular time (the “Valuation Time”) on each day that the New York Stock Exchange (“NYSE”) opens for business.1 The Valuation Time is ordinarily at the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time). In unusual circumstances, the Valuation Time may be at a time other than 4:00 p.m. Eastern time, for example, in the event of an earlier, unscheduled close or halt of trading on the NYSE. Current net asset values per Class M or Class Y share of the Portfolios may be obtained by contacting the Transfer Agent by telephone at (855) 609-3680.

In accordance with the regulations governing registered investment companies, the Portfolios’ transactions in portfolio securities and purchases and sales of Portfolio shares (which bear upon the number of Portfolio shares outstanding) are generally not reflected in the NAV determined for the business day on which the transactions are effected (the trade date), but rather on the following business day.

The Board has approved procedures pursuant to which each Portfolio will value its investments (the “Valuation Procedures”). The Board has established an Adviser Valuation Committee made up of employees of the Adviser to which they have delegated responsibility for overseeing the implementation of the Valuation Procedures and fair value determinations made on behalf of the Board.

Listed below is a summary of certain of the methods generally used currently to value investments of each Portfolio under the Valuation Procedures:

Short-term debt instruments, such as commercial paper, bankers’ acceptances and U.S. Treasury Bills, having a maturity of 60 days or less, are generally valued at amortized cost.

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The NYSE is open from Monday through Friday, 9:30 a.m. to 4:00 p.m., Eastern time. NYSE, NYSE Arca, NYSE Bonds and NYSE Arca Options markets will generally close on, and in observation of the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

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Other debt securities, including corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities in each case having a remaining maturity in excess of 60 days, loans, mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued by an independent pricing service at an evaluated (or estimated) mean between the closing bid and asked prices.

For investments in open-end management companies that are registered under the 1940 Act, the value of the shares of such funds is calculated based upon the net asset value per share of such funds. The prospectuses for such funds explain the circumstances under which they will use fair value pricing and its effects.

Equity securities are valued at the last sale, official close or if there are no reported sales at the mean between the bid and asked price on the primary exchange on which they are traded. The values of the Portfolios’ investments in publicly traded foreign equity securities generally will be the closing or final trading prices in the local trading markets but may be adjusted based on values determined by a pricing service using pricing models designed to estimate changes in the values of those securities between the times in which the trading in those securities is substantially completed and the close of the NYSE.

Exchange-traded derivatives, such as options and futures contracts, are valued at the settlement price on the exchange or mean of the bid and asked prices.

Total return swaps on exchange-traded underliers or indices are generally valued on the basis of funding accruals and underlying instruments’ total returns. Other non-exchange traded derivatives, such as FX forwards, are generally valued on the basis of valuations provided by a pricing service.

If market quotations are not readily available or available market quotations or other information are deemed to be unreliable by the Adviser Valuation Committee, and if the valuation of the applicable instrument is not covered by the valuation methods described above or if the valuation methods are described above, but such methods are deemed unreliable by the Adviser Valuation Committee, then such instruments will be valued as determined in good faith by the Adviser Valuation Committee. In these circumstances, a Portfolio determines fair value in a manner that seeks to reflect the market value of the security on the valuation date based on consideration by the Adviser Valuation Committee of any information or factors it deems appropriate. For purposes of determining the fair value of securities, the Adviser Valuation Committee may generally consider, without limitation: (i) indications or quotes from brokers or other third-party sources, (ii) valuations provided by a third-party pricing agent, (iii) internal models that take into consideration different factors determined to be relevant by the Adviser or (iv) any combination of the above.

Fair value pricing may require subjective determinations about the value of a portfolio instrument. Fair values may differ from quoted or published prices or from prices that are used by others for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets or liabilities held by a Portfolio. It is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of such security. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in a Portfolio.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by a Portfolio could change on days when Portfolio shares cannot be bought or sold. The value of investments traded in markets outside the U.S. or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed, and the NAV of a Portfolio’s shares may change on days when an investor is not able to purchase, redeem or exchange shares. The calculation of a Portfolio’s NAV may not take place contemporaneously with the determination of the prices of foreign securities used in NAV calculations.

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INVESTING IN THE PORTFOLIOS

Eligibility to Buy Class M Shares and Class Y Shares

Each Portfolio’s Class M shares and Class Y shares generally may be sold only to U.S. citizens, U.S. residents and U.S. domestic corporations, partnerships, trusts or estates. The Portfolios reserve the right to refuse any request to purchase shares. Some intermediaries may impose different or additional eligibility requirements.

Multiple Classes

The Portfolios offer Class M and Class Y shares. As described below under “How to Buy Class M Shares and Class Y Shares,” Class M shares may be purchased through financial intermediaries, while Class Y shares may only be purchased directly through the Transfer Agent. The primary difference between the share classes is that the Portfolios have adopted a Distribution Plan (“12b-1 Plan”) for Class M shares, while no such Distribution Plan has been adopted for Class Y shares. As a result, as described under “Distribution Arrangements” below, Class M shares are subject to servicing fees and distribution fees at the maximum annual rate of 0.25% of each Portfolio's average daily net assets attributable to Class M. However, Class M shares of each Portfolio currently pay Rule 12b-1 fees at a rate of 0.10% of the average daily net assets of the Portfolio attributable to Class M and may not pay at a higher rate unless authorized to do so by the Board. Because Rule 12b-1 fees are paid out of a Portfolio’s Class M shares’ assets on an ongoing basis, over time these fees will increase the cost of an investment in Class M shares and may cost you more than other types of sales charges. Class Y shares do not pay any such servicing fees or distribution fees.

Conversion Between Classes

The Adviser will automatically convert all Class M Shares held directly through the Transfer Agent into Class Y shares following the effectiveness of this registration statement for the Class Y shares. Shareholders that acquire Class M shares and hold them directly through the Transfer Agent after such date may convert their outstanding Class M shares into Class Y shares by contacting the Transfer Agent at (855) 609-3680. In addition, the Trust may convert outstanding Class Y shares into Class M shares if the holder of such Class Y shares ceases to hold his or her shares directly through the Transfer Agent.

If shares are converted from one share class to another share class of a Portfolio, the transaction will be based on the NAV of each class as of the trade date for the conversion. Consequently, the shareholder whose shares are converted may receive fewer shares or more shares than originally owned, depending on the NAV of each class of shares on that day. The dollar value of the shares held immediately before the conversion, however, will equal the dollar value of the shares held immediately after the conversion. It is intended that a shareholder generally will not recognize gain or loss for U.S. federal income tax purposes upon the conversion of one share class to another share class of the same Portfolio. In this case, the shareholder’s tax basis in the new class of shares immediately after the conversion will equal the shareholder’s basis in the shares held immediately before the conversion, and the holding period of the new shares will include the holding period of the shares held immediately before the conversion.

Other Policies

No Certificates

The issuance of shares is recorded electronically on the books of the Portfolios. You will receive a confirmation of, or account statement reflecting, each new transaction in your account, which will also show the total number of shares of each Portfolio you own. You can rely on these statements in lieu of certificates. The Portfolios do not issue certificates representing shares of the Portfolios.

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Involuntary Redemptions

The Portfolios reserve the right to redeem an account if the value of the shares in a specific Portfolio is $1,000 or less for any reason, including market fluctuations. Before a Portfolio redeems such shares and sends the proceeds to the shareholder, it will notify the shareholder that the value of the shares in the account is less than the minimum amount and will allow the shareholder 60 days to make an additional investment in an amount that will increase the value of the account(s) to the minimum amount specified above before the redemption is processed. As a sale of your Portfolio shares, this redemption may have tax consequences.

In addition, the Portfolios reserve the right under certain circumstances to redeem all or a portion of an account, without consent or other action by the shareholder.

HOW TO BUY CLASS M SHARES AND CLASS Y SHARES

How to Buy Shares

The Portfolios have authorized the Transfer Agent to receive orders for Class Y shares on their behalf, and have authorized the Distributor to receive orders for Class M shares on their behalf. The Distributor has authorized select intermediaries to receive orders for Class M shares on behalf of the Portfolios, and these intermediaries may be authorized to designate other intermediaries to receive orders for Class M shares on the Portfolios’ behalf. The Portfolios are deemed to have received an order when the Transfer Agent, the Distributor or an intermediary (or if applicable, an intermediary’s authorized designee), as applicable, receives the order. Investors who invest in the Portfolios through an intermediary should contact their intermediary regarding purchase procedures.

Certain investors may purchase a Portfolio’s Class Y shares directly through the Transfer Agent by first contacting the Adviser at (855) 609-3680 to notify the Adviser of the proposed investment. Once notification has occurred, if approved, the investor will be directed to the Portfolios’ Transfer Agent to complete the purchase transaction.

All investments are subject to approval of the Adviser, and all investors must complete and submit the necessary account registration forms in good order. The Portfolios reserve the right to reject any initial or additional investment and to suspend the offering of shares. Investors may be charged a fee if they effect transactions through an intermediary. Clients of investment advisory organizations may also be subject to investment advisory and other fees under their own arrangements with such organizations.

A purchase of a Portfolio’s Class M shares or Class Y shares will be made at the NAV per share next determined following receipt of a purchase order in good order by a Portfolio, the Transfer Agent, the Distributor, an intermediary or an intermediary’s authorized designee if received at a time when the Portfolio is open to new investments. A purchase, exchange or redemption order is in “good order” when a Portfolio, the Transfer Agent, the Distributor, an intermediary or, if applicable an intermediary’s authorized designee, receives all required information, including properly completed and signed documents, and the purchase order is approved by the Adviser. Once a Portfolio (or one of its authorized agents described above) accepts a purchase order, you may not cancel or revoke it; however, you may redeem the shares. A Portfolio may withhold redemption proceeds until it is reasonably satisfied it has received your payment. Each Portfolio reserves the right to cancel any purchase or exchange order it receives if the Portfolio believes that it is in the best interest of the Portfolio’s shareholders to do so.

At the discretion of the Adviser, shares of the Portfolios may be purchased in exchange for securities that are eligible for acquisition by the Portfolios or otherwise represented in their portfolios as described in this prospectus or as otherwise consistent with the Trust’s policies or procedures or in exchange for local currencies in which securities of the Non-U.S. Portfolios are denominated or traded. Securities and local currencies accepted by the Portfolios for exchange and Portfolio shares to be issued in the exchange will be valued as set forth under

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“How Portfolio Share Prices are Calculated” at the time of the next determination of net asset value after such acceptance. All dividends, interest, subscription or other rights pertaining to such securities shall become the property of the Portfolio whose shares are being acquired and, if received by the investor, must be delivered to such Portfolio by the investor upon receipt from the issuer. Investors who desire to purchase shares of the Non-U.S. Portfolios with local currencies should first contact the Adviser.

The Portfolios will not accept securities in exchange for shares unless: (1) such securities are, at the time of the exchange, eligible to be included, or otherwise represented, in the Portfolio whose shares are to be issued; (2) current market values are available for such securities based on the Trusts’ valuation procedures; and (3) the investor represents and agrees that all securities offered to be exchanged are not subject to any restrictions upon their sale by the Portfolio under the Securities Act of 1933, under the laws of the country in which the principal market for such securities exists or otherwise.

Investors who are subject to federal taxation generally will realize gain or loss for federal income tax purposes upon the exchange. The amount of such gain or loss depends upon the difference between the value of Portfolio shares received and the tax basis of the securities or local currency the Portfolio accepted in exchange.

Investors interested in such exchanges should contact the Adviser.

Customer Identification Program

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations.

In compliance with the USA PATRIOT Act of 2001, please note that the Transfer Agent or authorized intermediary will verify certain information upon account opening as part of the Trust’s Anti-Money Laundering Program. You will be asked to supply certain required information, such as your full name, date of birth, social security number and permanent street address. If you are opening the account in the name of a legal entity (e.g., partnership, limited liability company, business trust, corporation, etc.), you must also supply the identity of the beneficial owners. Mailing addresses containing only a P.O. box may not be accepted.

If the identity of a customer cannot be verified, the account will be rejected or the customer will not be allowed to perform a transaction on the account until the customer’s identity is verified. The Portfolios may also reserve the right to close the account within 5 business days if clarifying information/documentation is not received. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

The Portfolios and their agents will not be responsible for any loss in an investor’s account resulting from the investor’s delay in providing all required identifying information or from closing an account and redeeming an investor’s shares when an investor’s identity is not verified.

The Portfolios may be required to “freeze” your account if there appears to be suspicious activity or if account information matches information on a government list of known terrorists or other suspicious persons.

HOW TO REDEEM CLASS M SHARES AND CLASS Y SHARES

Investors who invest in the Portfolios through an intermediary should contact their intermediary regarding redemption procedures. The Portfolios are deemed to have received a redemption order when the Transfer Agent, the Distributor, an authorized intermediary, or if applicable, an intermediary’s authorized designee, receives the redemption order. Investors holding Portfolio shares directly through the Transfer Agent who desire to redeem shares of the Portfolio must first contact the Adviser at (855) 609-3680. Once notification has occurred, the investor will be directed to the Portfolios’ Transfer Agent to complete the sale transaction. A redemption of a

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Portfolio’s shares will be made at the NAV per share next determined following receipt of a written request for redemption order in good order by a Portfolio, the Transfer Agent, the Distributor, an intermediary or an intermediary’s authorized designee.

The redemption of all shares in an account will result in the account being closed. A new Account Registration Form will be required for future investments. See “How to Buy Class M Shares and Class Y Shares” above. Certificates for shares are not issued.

Payments of Redemption Proceeds

Redemption orders are valued at the NAV per share next determined after the shares are properly tendered for redemption, as described above. Payment for shares redeemed generally will be made within seven days after receipt of a valid request for redemption. The Portfolios may temporarily stop redeeming shares or delay payment of redemption proceeds when the NYSE is closed or trading on the NYSE is restricted, when an emergency exists and the Portfolios cannot sell shares or accurately determine the value of assets or if the Commission orders the Portfolios to suspend redemptions or delay payment of redemption proceeds.

At various times, a Portfolio may be requested to redeem shares for which it has not yet received good payment. If this is the case, the forwarding of proceeds may be delayed until payment has been collected for the purchase of the shares. The delay may last seven days or more. The Portfolios intend to forward the redemption proceeds as soon as good payment for purchase orders has been received. This delay may be avoided if shares are purchased by wire transfer.

You can arrange for cash proceeds of a redemption to be sent by wire transfer to a single previously designated bank account if you have given authorization for expedited wire redemption on your Account Application. This redemption option does not apply to shares held in broker “street name” accounts. If a request for a wire redemption is received by the Portfolios prior to the close of the NYSE, the shares will be redeemed that day at the next determined NAV, and the proceeds will generally be sent to the designated bank account the next Business Day. The bank must be a member of the Federal Reserve wire system. Delivery of the proceeds of a wire redemption request may be delayed by the Portfolios for up to seven days if deemed appropriate under then current market conditions. Redeeming shareholders will be notified if a delay in transmitting proceeds is anticipated. The Portfolios cannot be responsible for the efficiency of the Federal Reserve wire system or the shareholder’s bank. You are responsible for any charges imposed by your bank. The Portfolios reserve the right to terminate the wire redemption privilege. Shares purchased by check may not be redeemed by wire transfer until the shares have been owned (i.e., paid for) for at least seven days. To change the name of the single bank account designated to receive wire redemption proceeds, you must send a written request with a signature guarantee to the Portfolios, c/o U.S. Bank Global Fund Services, 615 East Michigan Street, Milwaukee, Wisconsin 53202, or contact your financial intermediary.

Signature guarantees can be obtained from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”), but not from a notary public.

The Portfolios and/or the Transfer Agent or your financial intermediary reserve the right to require a signature guarantee in other instances based on the circumstances relative to the particular situation.

Although the Portfolios generally intend to pay cash for all shares redeemed, the Portfolios reserve the right, under certain circumstances (such as stressed market conditions), to make a redemption payment, in whole or in part, in portfolio securities that have a market value at the time of redemption equal to the redemption price. In such cases, the redemption payment would typically represent a pro rata portion of a Portfolio’s assets, subject to adjustments (e.g. for non-transferable securities, round lots and derivatives). Investors may incur brokerage charges or other transaction costs selling securities that were received in payment of redemptions. The Non-U.S.

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Portfolios reserve the right to redeem their shares in the currencies in which their investments are denominated or trade. Investors may incur charges or other transaction costs in converting such currencies to dollars, and the value of such currencies may be affected by currency exchange fluctuations.

Dividend Reinvestment Plan

Dividends and capital gains distributions are treated in accordance with the instructions on your account opening form, and either are automatically reinvested, without sales charges, into the relevant share class or are distributed to you in cash. Your taxable income is the same regardless of which option you choose. As long as you hold Portfolio shares, you may change your election to participate in the dividend reinvestment plan by notifying the Transfer Agent or your financial intermediary, as applicable.

For further information about dividend reinvestment, contact the Transfer Agent by telephone at (855) 609-3680 or contact your financial intermediary.

Distributions and Federal Income Tax Matters

It is each Portfolio’s policy to make distributions at least annually of all or substantially all of its net investment income and net realized capital gains, if any. If you elect to reinvest distributions, your distributions will be reinvested in additional shares of the same share class of the Portfolio at NAV calculated as of the payment date.

This section summarizes some of the important U.S. federal income tax consequences of investing in a Portfolio. This discussion does not address all aspects of taxation that may apply to shareholders or to specific types of shareholders such as tax-deferred retirement plans and persons who are not “U.S. persons” within the meaning of the Internal Revenue Code of 1986, as amended (the “Code”). You should consult your tax adviser for information concerning the possible application of federal, state, local or non-U.S. tax laws to you. Please see the Statement of Additional Information for additional information regarding the tax aspects of investing in a Portfolio.

Each Portfolio has elected or intends to elect and intends to qualify each year to be treated as a RIC under Subchapter M of Chapter 1 of the Code. A RIC generally is not subject to federal income tax at the fund level on income and gains that are timely distributed to shareholders. To qualify for such treatment, a Portfolio must meet certain income, asset diversification and distribution requirements.

Each Portfolio’s investment strategy will potentially be limited by its intention to qualify for treatment as a regulated investment company. The tax treatment of certain of the Portfolios’ investments under one or more of the qualification or distribution tests applicable to RICs is not certain. An adverse determination or future guidance by the IRS or a change in law might affect a Portfolio’s ability to qualify for such treatment. Failure of a Portfolio to qualify and be eligible to be treated as a RIC would result in Portfolio-level taxation and, consequently, a reduced return on your investment. A Portfolio could in some cases cure such failure, including by paying a Portfolio-level tax or interest, making additional distributions, or disposing of certain assets.

Each Portfolio may invest in one or more wholly-owned and controlled subsidiary or trust (each, a “Subsidiary”). It is currently expected that any such Subsidiary would be a disregarded entity for U.S. federal tax purposes. In the case of a Subsidiary that is a disregarded entity for such purposes, (i) the Portfolio that owns the Subsidiary would be treated as owning the Subsidiary’s assets directly; (ii) any income, gain, loss, deduction or other tax items arising in respect of the Subsidiary’s assets would be treated as if they were realized or incurred, as applicable, directly by the Portfolio; and (iii) any distributions the Portfolio received from the Subsidiary would have no effect on the Portfolio’s U.S. federal income tax liability.

A Portfolio’s investments in foreign securities, foreign currencies, securities lending activities and options and other derivatives may increase or accelerate the Portfolio’s recognition of gain and may affect the timing, amount or character of the Portfolio’s distributions.

A Portfolio’s investment in foreign securities may be subject to foreign withholding and other taxes, which may decrease the Portfolio’s yield on those securities. Certain of the Portfolios may be able to pass through to you a deduction or credit for such foreign taxes, as further described in the Statement of Additional Information.

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For federal income tax purposes, distributions of net investment income are generally taxable to shareholders as ordinary income. The tax treatment of Portfolio distributions of capital gains is determined by how long the Portfolio owned (or is deemed to have owned) the investments that generated them, rather than how long you owned your shares. Distributions of net capital gains (the excess of a Portfolio’s net long-term capital gains over its net short-term capital losses) that are properly reported by the Portfolio as capital gain dividends (“Capital Gain Dividends”) will be taxable as long-term capital gains, which are taxed to individuals at reduced rates. Distributions of net gains from the sale or deemed disposition of investments that a Portfolio held or is treated as having held for one year or less will be taxable as ordinary income.

Distributions of investment income properly reported by a Portfolio as derived from “qualified dividend income,” if any, will be taxed to individuals at the rates applicable to long-term capital gains; provided, that certain holding period and other requirements are met at both the shareholder and Portfolio level.

If, in and with respect to any taxable year, a Portfolio makes a distribution to a shareholder in excess of the Portfolio’s current and accumulated earnings and profits, the excess distribution will be treated as return of capital to the extent of such shareholder’s tax basis in its shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces a shareholder’s tax basis in its shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of its shares.

A dividend will be treated as paid on December 31 of a calendar year if it is declared by a Portfolio in October, November or December with a record date in such a month and paid by the Portfolio during January of the following calendar year.

Distributions are taxable to you even if they are paid from income or gains earned by the Portfolio prior to your investment (and thus were included in the price you paid for your shares). For example, if you purchase shares on or just before the record date of a Portfolio distribution, you will pay full price for the shares and could receive a portion of your investment back as a taxable distribution. In general, you will be taxed on the distributions you receive from the Portfolio, whether you receive them as additional shares or in cash.

Early each year, we will send you a statement showing the tax status of your dividends and distributions for the prior year.

Any gain or loss resulting from the sale or exchange of your shares in a Portfolio generally will be treated as capital gain or loss for federal income tax purposes, which will be long-term or short-term depending on how long you have held your shares.

A 3.8% Medicare contribution tax is imposed on the “net investment income” of certain individuals, estates and trusts to the extent their income exceeds certain threshold amounts. Net investment income generally includes dividends, interest and net gains from the disposition of investment property (including a Portfolio’s ordinary income dividends, Capital Gain Dividends, and capital gains recognized on the sale, redemption or exchange of Portfolio shares). Shareholders should consult their tax advisers regarding the effect, if any, that this provision may have on their investment in a Portfolio.

In general, dividends (other than Capital Gain Dividends) paid by a Portfolio to a person who is not a “U.S. person” within the meaning of the Code (a “foreign shareholder”) are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate). However, the Code provides a withholding tax exemption, if a Portfolio so elects, for certain interest-related dividends and short-term capital gain dividends paid to foreign shareholders.

Sections 1471-1474 of the Code and the U.S. Treasury Regulations and IRS guidance issued thereunder (collectively, “FATCA”) generally require a Portfolio to obtain information sufficient to identify the status of each of its shareholders under FATCA or under an applicable intergovernmental agreement (an “IGA”). If a shareholder fails to provide this information or otherwise fails to comply with FATCA or an IGA, a Portfolio may be required to withhold under FATCA 30% of ordinary dividends the Portfolio pays to that shareholder. If a

24

payment by a Portfolio is subject to FATCA withholding, the Portfolio or its agent is required to withhold even if such payment would otherwise be exempt from withholding under the rules applicable to foreign shareholders described above. The IRS and the Department of Treasury have issued proposed regulations providing that the gross proceeds of share redemptions or exchanges and Capital Gain Dividends the Fund pays will not be subject to FATCA withholding. Each prospective investor is urged to consult its tax adviser regarding the applicability of FATCA and any other reporting requirements with respect to the prospective investor’s own situation, including investments through an intermediary. In addition, some foreign countries have implemented and others are considering, and may implement, laws similar in purpose and scope to FATCA.

The discussion above is very general. Please consult your tax adviser about the effect that an investment in a Portfolio could have on your own tax situation, including possible foreign, federal, state or local tax consequences, or about any other tax questions you may have.

Frequent Purchases and Sales of Portfolio Shares

The Portfolios do not permit market timing or other abusive trading practices. The Portfolios reserve the right, but do not have the obligation, to reject any purchase or exchange transaction at any time. In addition, the Portfolios reserve the right to suspend their offering of shares or to impose restrictions on purchases or exchanges at any time that are more restrictive than those that are otherwise stated in this prospectus with respect to disruptive, excessive or short-term trading. Shareholders will be notified of the Portfolios’ intention to restrict exchanges of shares pursuant to their policies and procedures designed to deter frequent purchases and redemptions at least 60 days in advance of such action.

The Portfolios do not accommodate frequent purchases and redemptions of the Portfolios’ shares by the Portfolios’ shareholders. The Board has adopted policies and procedures designed to deter frequent purchases and redemptions. To minimize the negative effect of frequent purchases and redemptions on the Portfolios and their shareholders, the Portfolios’ management team reserves the right to reject, in their sole discretion, any purchase order (including an exchange from another Portfolio) from any investor they believe has a history of abusive trading or whose trading, in their judgment, has been or may be disruptive to the Portfolios. If the Portfolios detect that an investor has made two “material round trips” in any period (as determined by the Adviser), it will generally reject the investor’s future buy orders, including exchange buy orders, involving a Portfolio. For these purposes, a “round trip” is a purchase or exchange into a Portfolio followed by a sale or exchange out of a Portfolio. A “material” round trip is one that is deemed by the Portfolios to be material in terms of its amount or its potential detrimental impact on the Portfolios. Independent of this limit, the Portfolios may, in their discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity. These limits generally do not apply to automated transactions or transactions by registered investment companies that invest in the Portfolios using a “fund of funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor and for certain asset allocation or wrap programs. In making this judgment, accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common entity generally will not be considered to be under common ownership or control. The Portfolios retain the right to modify these restrictions at any time without prior notice to shareholders.

On a periodic basis, the Adviser will review transaction history reports and will identify redemptions that are within a specific time period from a previous purchase in the same account(s) in the Portfolios or in multiple accounts that are known to be under common control. Redemptions meeting these criteria will be investigated for possible inappropriate trading.

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Certain accounts, and omnibus and other multi-investor accounts (together, “Omnibus Accounts”) in particular, include multiple investors and typically provide the Portfolios with a net purchase or redemption request on any given day. In these cases, purchases and redemptions of Portfolio shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated may not be known by the Portfolios. Therefore, it becomes more difficult for the Portfolios’ management team to identify market timing or other abusive trading activities in these accounts, and the Portfolios’ management team may be unable to eliminate abusive traders in these accounts from a Portfolio. Identification of abusive traders may further be impaired by limitations of the operational systems and other technical issues. Whenever abusive or disruptive trading is identified, the Portfolios’ management team will encourage omnibus account holders to address such trading activity directly.

The Portfolios, the Adviser or their designees have the ability, pursuant to Rule 22c-2 under the 1940 Act, to request information from intermediaries, such as 401(k) plan administrators, trust companies and broker dealers, concerning trades placed in Omnibus Accounts, in order to attempt to monitor trades that are placed by the underlying shareholders of these Omnibus Accounts.

Due to the complexity and subjectivity involved in identifying market timing and other abusive trading practices, there can be no assurance that the Portfolios’ efforts will identify all market timing or abusive trading activities. Therefore, investors should not assume that the Portfolios will be able to detect or prevent all practices that may place the Portfolios at a disadvantage.

DISTRIBUTION ARRANGEMENTS

Distribution (12b-1) Plan

Financial intermediaries may provide varying investment products, programs, platforms and accounts through which investors may purchase and sell shares. Class M shares of the Portfolios pay Rule 12b-1 fees to compensate such financial intermediaries in connection with (i) personal and account maintenance services rendered to Class M shareholders, including but not limited to electronic processing of client orders, electronic fund transfers between clients and the Portfolios, account reconciliations with the Portfolios’ Transfer Agent, facilitation of electronic delivery to clients of Portfolio documentation, monitoring client accounts for back-up withholding and any other special tax reporting obligations, maintenance of books and records with respect to the foregoing, and such other information and liaison services as the Portfolios or the Adviser may reasonably request (fees for such services, “servicing fees”) and/or (ii) activities or expenses primarily intended to result in the sale of Class M shares (fees for such services, if any, “distribution fees”). The Portfolios do not believe that any portion of fees currently paid to financial intermediaries are distribution fees.

Servicing fees and distribution fees may be paid pursuant to a Distribution Plan (“12b-1 Plan”) adopted by each Portfolio, with respect to its Class M shares, at the maximum annual rate of 0.25% of each Portfolio's average daily net assets attributable to Class M. Class M shares of each Portfolio currently pay Rule 12b-1 fees at a rate of 0.10% of the average daily net assets of the Portfolio attributable to Class M and may not pay at a higher rate unless authorized to do so by the Board. These fees are paid out of each Portfolio’s assets on an ongoing basis and may be administered or facilitated by the Distributor. Because Rule 12b-1 fees are paid out of a Portfolio’s Class M shares’ assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges. The Adviser performs certain services and incurs certain expenses through its employees who are registered representatives of a broker-dealer with respect to the promotion of the Portfolio’s Class M shares and the Adviser also performs certain services in connection with the servicing of shareholders. If amounts remain from the Rule 12b-1 fees after the intermediaries have been paid, such amounts may be used to compensate the Adviser for the services it provides and for the expenses it bears. The Distributor does not retain any portion of the distribution fees. To the extent that there are expenses associated with shareholder services that exceed the amounts payable pursuant to the 12b-1 Plan, the Class M shares of the Portfolios will bear such expenses.

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FINANCIAL HIGHLIGHTS

The financial highlights in the following tables are intended to help you understand the financial performance of each Portfolio for the fiscal periods indicated. Certain information reflects financial results for a single Portfolio share.

The total return in the tables represents the rate that an investor would have earned or lost on an investment in a Portfolio (assuming reinvestment of all dividends and distributions).

On April 1, 2019, each Portfolio’s existing shares were redesignated as Class M shares. Because Class Y shares had not commenced operations as of the fiscal year ended May 31, 2018, such share class financial highlights are not presented; however, financial highlights for Class M shares are presented for each Portfolio. Annual returns would differ only to the extent that Class Y shares and Class M shares have different expenses.

This information has been derived from the financial statements audited by Ernst & Young, LLP, whose report, along with the Portfolios’ financial statements, are included in the annual report, which is available upon request.

Unaudited operating performance for the Portfolios is shown from June 1, 2018 through November 30, 2018.

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Elements U.S. Portfolio — Class M

	Period Ended November 30, 2018 (Unaudited)		Year Ended May 31, 2018	Period Ended May 31 2017(1)
PER SHARE DATA:

Net Asset Value, Beginning of Period	$11.43		$10.12	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income(2)	0.09		0.16	0.03
Net Realized and Unrealized Gains (Losses)	0.19		1.26	0.09

Total Income (Loss) from Investment Operations	0.28		1.42	0.12

DISTRIBUTIONS TO SHAREHOLDERS:
Net Investment Income	—		0.10	—
Net Realized Gains	—		0.01	—

Total Distributions	—		0.11	—

Net Asset Value, End of Period	$11.71		$11.43	$10.12

TOTAL RETURN(3)	2.45	%(4)	14.02%	1.20	%(4)

SUPPLEMENTAL DATA AND RATIOS:
Net Assets, End of Period (000’s)	$1,019,916		$931,344	$616,076
Ratio of Expenses to Average Net Assets (Before Expense Waiver(5))	0.47	%(6)	0.51%	0.66	%(6)
Ratio of Expenses to Average Net Assets (After Expense Waiver(5))	0.15	%(6)	0.15%	0.00	%(6)
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Expense Waiver(5))	1.13	%(6)	1.06%	1.16	%(6)
Ratio of Net Investment Income to Average Net Assets (After Expense Waiver(5))	1.45	%(6)	1.42%	1.82	%(6)
Portfolio Turnover Rate(7)	22.29	%(4)	21.56%	0.40	%(4)
Portfolio Turnover Rate — Alternative Calculation(8)	8.83	%(4)	14.17%	N/A

(1)	The Portfolio commenced operations on April 3, 2017.
(2)

Net investment income per share has been calculated based on average shares outstanding during the period. Net investment income per share is net of fees and expenses that were waived or reimbursed by the Adviser, as described in footnote 5 below.

(3)

Returns shown reflect the reinvestment of all dividends, are net of fees and expenses, and reflect waivers of all of the Portfolio’s management fees and partial reimbursement of expenses by the Adviser. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemptions of fund shares.

(4)	Not annualized.
(5)

For the period ended May 31, 2017, the Adviser voluntarily waived all of its investment management fee and reimbursed the Portfolio for all of its expenses attributable to Class M shares. From June 1, 2017 through March 8, 2018, the Adviser voluntarily waived all of its investment management fee and partially reimbursed expenses attributable to Class M shares. Effective March 9, 2018, the Adviser contractually agreed to waive all of its investment management fee and to reimburse the Portfolio solely to the extent necessary to limit the total annualized expenses, other than Excluded Expenses, of the Portfolio’s Class M shares, for the period June 1, 2017 through May 31, 2018 and for the period June 1, 2018 through September 27, 2018, to 0.15%.

(6)	Annualized.
(7)	Calculated in accordance with Item 13(a) of Form N-1A.
(8)

Alternative turnover calculation designed to capture the Portfolio’s single stock factor investing activity (including its use of derivatives to gain exposure to certain stocks). Calculated as the lesser of notional exposure bought or sold in equities and single-name equity derivatives, divided by average net assets for the period. Excludes activity that the Adviser believes contributes minimal transaction costs and activity in other products such as index derivatives.

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Elements U.S. Small Cap Portfolio — Class M

	Period Ended November 30, 2018 (Unaudited)		Year Ended May 31, 2018	Period Ended May 31, 2017(1)
PER SHARE DATA:

Net Asset Value, Beginning of Period	$11.42		$9.81	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income(2)	0.07		0.15	0.02
Net Realized and Unrealized Gains (Losses)	(0.55)		1.58	(0.21)

Total Income (Loss) from Investment Operations	(0.48)		1.73	(0.19)

DISTRIBUTIONS TO SHAREHOLDERS:
Net Investment Income	—		0.10	—
Net Realized Gains	—		0.02	—

Total Distributions	—		0.12	—

Net Asset Value, End of Period	$10.94		$11.42	$9.81

TOTAL RETURN(3)	(4.20	)%(4)	17.65%	(1.90	)%(4)

SUPPLEMENTAL DATA AND RATIOS:
Net Assets, End of Period (000’s)	$501,030		$525,077	$423,113
Ratio of Expenses to Average Net Assets (Before Expense Waiver(5))	0.70	%(6)	0.75%	0.91	%(6)
Ratio of Expenses to Average Net Assets (After Expense Waiver(5))	0.15	%(6)	0.15%	0.00	%(6)
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Expense Waiver(5))	0.70	%(6)	0.78%	0.37	%(6)
Ratio of Net Investment Income to Average Net Assets (After Expense Waiver(5))	1.25	%(6)	1.38%	1.28	%(6)
Portfolio Turnover Rate(7)	29.68	%(4)	25.19%	0.01	%(4)

Portfolio Turnover Rate — Alternative Calculation(8)	13.96	%(4)	21.06%	N/A

(1)	The Portfolio commenced operations on April 3, 2017.
(2)

Net investment income per share has been calculated based on average shares outstanding during the period. Net investment income per share is net of fees and expenses that were waived or reimbursed by the Adviser, as described in footnote 5 below.

(3)

Returns shown reflect the reinvestment of all dividends, are net of fees and expenses, and reflect waivers of all of the Portfolio’s management fees and partial reimbursement of expenses by the Adviser. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemptions of fund shares.

(4)	Not annualized.
(5)

For the period ended May 31, 2017, the Adviser voluntarily waived all of its investment management fee and reimbursed the Portfolio for all of its expenses attributable to Class M shares. From June 1, 2017 through March 8, 2018, the Adviser voluntarily waived all of its investment management fee and partially reimbursed expenses attributable to Class M shares. Effective March 9, 2018, the Adviser contractually agreed to waive all of its investment management fee and to reimburse the Portfolio solely to the extent necessary to limit the total annualized expenses, other than Excluded Expenses, of the Portfolio’s Class M shares, for the period June 1, 2017 through May 31, 2018 and for the period June 1, 2018 through September 27, 2018, to 0.15%.

(6)	Annualized.
(7)	Calculated in accordance with Item 13(a) of Form N-1A
(8)

Alternative turnover calculation designed to capture the Portfolio’s single stock factor investing activity (including its use of derivatives to gain exposure to certain stocks). Calculated as the lesser of notional exposure bought or sold in equities and single-name equity derivatives, divided by average net assets for the period. Excludes activity that the Adviser believes contributes minimal transaction costs and activity in other products such as index derivatives.

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Elements International Portfolio — Class M

	Period Ended November 30, 2018 (Unaudited)		Year Ended May 31, 2018	Period Ended May 31, 2017(1)
PER SHARE DATA:

Net Asset Value, Beginning of Period	$11.03		$10.29	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income(2)	0.09		0.21	0.01
Net Realized and Unrealized Gains (Losses)	(1.19)		0.73	0.28

Total Income (Loss) from Investment Operations	(1.10)		0.94	0.29

DISTRIBUTIONS TO SHAREHOLDERS:
Net Investment Income	—		0.16	—
Net Realized Gains	—		0.04	—

Total Distributions	—		0.20	—

Net Asset Value, End of Period	$9.93		$11.03	$10.29

TOTAL RETURN(3)	(9.97	)%(4)	9.22%	2.90	%(4)

SUPPLEMENTAL DATA AND RATIOS:
Net Assets, End of Period (000’s)	$621,288		$590,485	$374,362
Ratio of Expenses to Average Net Assets (Before Expense Waiver(5))	0.69	%(6)	0.76%	1.23	%(6)
Ratio of Expenses to Average Net Assets (After Expense Waiver(5))	0.20	%(6)	0.21%	0.00	%(6)
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Expense Waiver(5))	1.20	%(6)	1.38%	(0.59	)%(6)
Ratio of Net Investment Income to Average Net Assets (After Expense Waiver(5))	1.69	%(6)	1.93%	0.64	%(6)
Portfolio Turnover Rate(7)	50.49	%(4)	20.84%	0.00	%(4)
Portfolio Turnover Rate — Alternative Calculation(8)	28.41	%(4)	13.52%	N/A

(1)	The Portfolio commenced operations on May 1, 2017.
(2)

Net investment income per share has been calculated based on average shares outstanding during the period. Net investment income per share is net of fees and expenses that were waived or reimbursed by the Adviser, as described in footnote 5 below.

(3)

Returns shown reflect the reinvestment of all dividends, are net of fees and expenses, and reflect waivers of all of the Portfolio’s management fees and partial reimbursement of expenses by the Adviser. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemptions of fund shares.

(4)	Not annualized.
(5)

For the period ended May 31, 2017, the Adviser voluntarily waived all of its investment management fee and reimbursed the Portfolio for all of its expenses attributable to Class M shares. From June 1, 2017 through March 8, 2018, the Adviser voluntarily waived all of its investment management fee and partially reimbursed expenses attributable to Class M shares. Effective March 9, 2018, the Adviser contractually agreed to waive all of its investment management fee and to reimburse the Portfolio solely to the extent necessary to limit the total annualized expenses, other than Excluded Expenses, of the Portfolio’s Class M shares, for the period June 1, 2017 through May 31, 2018 and for the period June 1, 2018 through September 27, 2018, to 0.20%.

(6)	Annualized.
(7)	Calculated in accordance with Item 13(a) of Form N-1A
(8)

Alternative turnover calculation designed to capture the Portfolio’s single stock factor investing activity (including its use of derivatives to gain exposure to certain stocks). Calculated as the lesser of notional exposure bought or sold in equities and single-name equity derivatives, divided by average net assets for the period. Excludes activity that the Adviser believes contributes minimal transaction costs and activity in other products such as index derivatives.

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Elements International Small Cap Portfolio — Class M

	Period Ended November 30, 2018 (Unaudited)		Year Ended May 31, 2018	Period Ended May 31, 2017(1)
PER SHARE DATA:

Net Asset Value, Beginning of Period	$11.35		$10.36	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income(2)	0.08		0.19	0.01
Net Realized and Unrealized Gains (Losses)	(1.52)		1.08	0.35

Total Income (Loss) from Investment Operations	(1.44)		1.27	0.36

DISTRIBUTIONS TO SHAREHOLDERS:
Net Investment Income	—		0.17	—
Net Realized Gains	—		0.11	—

Total Distributions	—		0.28	—

Net Asset Value, End of Period	$9.91		$11.35	$10.36

TOTAL RETURN(3)	(12.69	)%(4)	12.34%	3.60	%(4)

SUPPLEMENTAL DATA AND RATIOS:
Net Assets, End of Period (000’s)	$240,156		$230,796	$131,264
Ratio of Expenses to Average Net Assets (Before Expense Waiver(5))	0.95	%(6)	1.11%	2.65	%(6)
Ratio of Expenses to Average Net Assets (After Expense Waiver(5))	0.21	%(6)	0.21%	0.00	%(6)
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Expense Waiver(5))	0.81	%(6)	0.81%	(1.60	)%(6)
Ratio of Net Investment Income to Average Net Assets (After Expense Waiver(5))	1.55	%(6)	1.71%	1.05	%(6)
Portfolio Turnover Rate(7)	44.96	%(4)	19.19%	0.00	%(4)
Portfolio Turnover Rate — Alternative Calculation(8)	28.61	%(4)	9.84%	N/A

(1)	The Portfolio commenced operations on May 1, 2017.
(2)

Net investment income per share has been calculated based on average shares outstanding during the period. Net investment income per share is net of fees and expenses that were waived or reimbursed by the Adviser, as described in footnote 5 below.

(3)

Returns shown reflect the reinvestment of all dividends, are net of fees and expenses, and reflect waivers of all of the Portfolio’s management fees and partial reimbursement of expenses by the Adviser. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemptions of fund shares.

(4)	Not annualized.
(5)

For the period ended May 31, 2017, the Adviser voluntarily waived all of its investment management fee and reimbursed the Portfolio for all of its expenses attributable to Class M shares. From June 1, 2017 through March 8, 2018, the Adviser voluntarily waived all of its investment management fee and partially reimbursed expenses attributable to Class M shares. Effective March 9, 2018, the Adviser contractually agreed to waive all of its investment management fee and to reimburse the Portfolio solely to the extent necessary to limit the total annualized expenses, other than Excluded Expenses, of the Portfolio’s Class M shares, for the period June 1, 2017 through May 31, 2018 and for the period June 1, 2018 through September 27, 2018, to 0.20%.

(6)	Annualized.
(7)	Calculated in accordance with Item 13(a) of Form N-1A
(8)

Alternative turnover calculation designed to capture the Portfolio’s single stock factor investing activity (including its use of derivatives to gain exposure to certain stocks). Calculated as the lesser of notional exposure bought or sold in equities and single-name equity derivatives, divided by average net assets for the period. Excludes activity that the Adviser believes contributes minimal transaction costs and activity in other products such as index derivatives.

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Elements Emerging Markets Portfolio — Class M

	Period Ended November 30, 2018 (Unaudited)		Year Ended May 31, 2018(1)
PER SHARE DATA:

Net Asset Value, Beginning of Period	$10.63		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income(2)	0.16		0.14
Net Realized and Unrealized Gains (Losses)	(1.22)		1.19

Total Income (Loss) from Investment Operations	(1.06)		1.33

DISTRIBUTIONS TO SHAREHOLDERS:
Net Investment Income	—		0.06
Net Realized Gains	—		0.64

Total Distributions	—		0.70

Net Asset Value, End of Period	$9.57		$10.63

TOTAL RETURN(3)	(9.57	)%(4)	13.46%

SUPPLEMENTAL DATA AND RATIOS:
Net Assets, End of Period (000’s)	$254,722		$275,570
Ratio of Expenses to Average Net Assets (Before Expense Waiver(4))	0.89	%(6)	0.98%
Ratio of Expenses to Average Net Assets (After Expense Waiver(4))	0.21	%(6)	0.22%
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Expense Waiver(4))	2.45	%(6)	0.56%
Ratio of Net Investment Income to Average Net Assets (After Expense Waiver(4))	3.14	%(6)	1.32%
Portfolio Turnover Rate(5)	87.01	%(4)	60.28%
Portfolio Turnover Rate — Alternative Calculation(6)	10.84	%(4)	4.49%

(1)	The Portfolio commenced operations on June 1, 2017.
(2)

Net investment income per share has been calculated based on average shares outstanding during the period. Net investment income per share is net of fees and expenses that were waived or reimbursed by the Adviser, as described in footnote 5 below.

(3)

Returns shown reflect the reinvestment of all dividends, are net of fees and expenses, and reflect waivers of all of the Portfolio’s management fees and partial reimbursement of expenses by the Adviser. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemptions of fund shares.

(4)

From June 1, 2017 through March 8, 2018, the Adviser voluntarily waived all of its investment management fee and partially reimbursed expenses attributable to Class M shares. Effective March 9, 2018, the Adviser contractually agreed to waive all of its investment management fee and to reimburse the Portfolio solely to the extent necessary to limit the total annualized expenses, other than Excluded Expenses, of the Portfolio’s Class M shares, for the period June 1, 2017 through May 31, 2018 and for the period June 1, 2018 through September 27, 2018, to 0.20%.

(5)	Calculated in accordance with Item 13(a) of Form N-1A
(6)

Alternative turnover calculation designed to capture the Portfolio’s single stock factor investing activity (including its use of derivatives to gain exposure to certain stocks). Calculated as the lesser of notional exposure bought or sold in equities and single-name equity derivatives, divided by average net assets for the period. Excludes activity that the Adviser believes contributes minimal transaction costs and activity in other products such as index derivatives.

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STONE RIDGE’S PRIVACY NOTICE1

Stone Ridge’s Commitment to Its Customers2

Stone Ridge recognizes and respects the privacy expectation of each of its customers. Stone Ridge believes that the confidentiality and protection of its customers’ non-public personal information is one of its fundamental responsibilities. This means, most importantly, that Stone Ridge does not sell customers’ non-public personal information to any third parties. Stone Ridge uses its customers’ non-public personal information primarily to complete financial transactions that its customers request or to make its customers aware of other financial products and services offered by a Stone Ridge affiliated company.

Information Stone Ridge Collects About Its Customers

Stone Ridge collects non-public personal information about its customers from the following sources:

•	Account Applications and Other Forms, which may include a customer’s name and address, social security number or tax identification number, total assets, income and accounts at other institutions;

•	Account History, which may include information about the transactions and balances in accounts with Stone Ridge; and

•	Correspondence, which may include written, telephonic or electronic communications.

How Stone Ridge Handles Its Customers’ Personal Information

As emphasized above, Stone Ridge does not sell non-public personal information about current or former customers to third parties. Below are the details of circumstances in which Stone Ridge may disclose non-public personal information to third parties:

•

In order to complete certain transactions or account changes that a customer directs, it may be necessary to provide certain non-public personal information about that customer to companies, individuals or groups that are not affiliated with Stone Ridge. For example, if a customer asks Stone Ridge to transfer assets from another financial institution, Stone Ridge will need to provide certain non-public personal information about that customer to the company to complete the transaction.

•

In order to alert a customer to other financial products and services that a Stone Ridge affiliated company offers, Stone Ridge may share non-public personal information it has about that customer with a Stone Ridge affiliated company.

•

In certain instances, Stone Ridge may contract with non-affiliated companies to perform services for or on behalf of Stone Ridge. Where necessary, Stone Ridge will disclose non-public personal information it has about its customers to these third parties. In all such cases, Stone Ridge will provide the third party with only the information necessary to carry out its assigned responsibilities and only for that purpose. In addition, Stone Ridge requires these third parties to treat Stone Ridge customers’ non-public information with the same high degree of confidentiality that Stone Ridge does.

•	Finally, Stone Ridge will release non-public information about customers if directed by that customer to do so or if Stone Ridge is authorized by law to do so.

[1]	Provided by Stone Ridge Asset Management LLC, Stone Ridge Trust, Stone Ridge Trust II, Stone Ridge Trust III, Stone Ridge Trust IV and Stone Ridge Trust V.
[2]

For purposes of this notice, the term “customer” or “customers” includes both individuals who have investments with a Stone Ridge-affiliated company and individuals who have provided non-public personal information to a Stone Ridge affiliated company, but did not invest with a Stone Ridge affiliated company.

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How Stone Ridge Safeguards Its Customers’ Personal Information

Stone Ridge restricts access to information about customers to its employees and to third parties, as described above. Stone Ridge maintains physical, electronic and procedural safeguards reasonably designed to protect the confidentiality of its customers’ non-public personal information.

Keeping Its Customers Informed

As required by federal law, Stone Ridge will notify customers of Stone Ridge’s Privacy Policy annually. Stone Ridge reserves the right to modify this policy at any time, but in the event that there is a change, Stone Ridge will promptly inform its customers of that change.

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USEFUL SHAREHOLDER INFORMATION

Trust. Stone Ridge Trust consists of eleven series. The series are investment portfolios of Stone Ridge Trust, an open-end series management investment company organized as a Delaware statutory trust.

Shareholder Reports. Annual and semi-annual reports to shareholders provide additional information about the Portfolios’ investments. These reports include financial statements, a discussion of the market conditions and investment strategies that significantly affected each Portfolio’s performance, as well as the auditors’ report (in the annual report only).

Statement of Additional Information. The Statement of Additional Information provides more detailed information about each Portfolio. It is incorporated by reference into (and is legally a part of) this combined prospectus.

How to Obtain Additional Information.

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You can obtain shareholder reports or the Statement of Additional Information (without charge), make inquiries or request other information about the Portfolios by contacting the Transfer Agent at (855) 609-3680, writing a Portfolio at Stone Ridge Trust, c/o U.S. Bank Global Fund Services, 615 East Michigan Street, Milwaukee, Wisconsin 53202, visiting the Portfolios’ website at www.elementsfunds.com or calling your financial intermediary.

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You may review and copy information about a Portfolio, including the Statement of Additional Information, at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. You may call the Securities and Exchange Commission at (202) 551-8090 for information about the operation of the Public Reference Room. You also may access reports and other information about the Portfolios on the EDGAR Database on the Securities and Exchange Commission’s website at www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following E-mail address: publicinfo@sec.gov or by writing the Securities and Exchange Commission’s Public Reference Section, Washington, D.C. 20549-1520. You may need to refer to the Portfolio’s file number.

If someone makes a statement about the Portfolios that is not in this prospectus, you should not rely upon that information. Neither the Portfolios nor the Distributor is offering to sell shares of the Portfolios to any person to whom the Portfolios may not lawfully sell their shares.

How to Reach Stone Ridge Trust

Please send all requests for information or transactions to:

Stone Ridge Trust

c/o U.S. Bank Global Fund Services

615 East Michigan Street

Milwaukee, Wisconsin 53202

You may contact us by telephone at (855) 609-3680.

You can also visit our website at:

www.elementsfunds.com

Distributor

ALPS Distributors, Inc.

1290 Broadway, Suite 1100

Denver, Colorado 80203

Investment Adviser

Stone Ridge Asset Management LLC

510 Madison Avenue, 21st Floor

New York, NY 10022

STATEMENT OF ADDITIONAL INFORMATION

STONE RIDGE TRUST

ELEMENTS U.S. PORTFOLIO

Share Class	Ticker Symbol
Class M*	ELUSX
Class Y	EYUSX

ELEMENTS U.S. SMALL CAP PORTFOLIO

Share Class	Ticker Symbol
Class M*	ELSMX
Class Y	EYSMX

ELEMENTS INTERNATIONAL PORTFOLIO

Share Class	Ticker Symbol
Class M*	ELINX
Class Y	EYINX

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

Share Class	Ticker Symbol
Class M*	ELISX
Class Y	EYISX

ELEMENTS EMERGING MARKETS PORTFOLIO

Share Class	Ticker Symbol
Class M*	ELMMX
Class Y	EYMMX

*	On April 1, 2019, the Portfolios’ existing shares were redesignated Class M Shares.

April 1, 2019

510 Madison Avenue, 21st Floor

New York, NY 10022

(855) 609-3680

Stone Ridge Trust consists of eleven series, including the Elements U.S. Portfolio, Elements U.S. Small Cap Portfolio, Elements International Portfolio, Elements International Small Cap Portfolio and Elements Emerging Markets Portfolio (each, a “Portfolio” and collectively, the “Portfolios”). Additional Stone Ridge Trust series are offered in separate prospectuses and statements of additional information.

Each of the Portfolios is an investment portfolio of Stone Ridge Trust, an open-end series management investment company organized as a Delaware statutory trust.

This Statement of Additional Information (“SAI”) is not a prospectus and is only authorized for distribution when preceded or accompanied by the Portfolios’ current prospectus dated April 1, 2019, as supplemented from time to time (the “Prospectus”). This SAI supplements and should be read in conjunction with the Prospectus. The audited financial statements and notes thereto in the Annual Report to Shareholders of the Portfolios for the fiscal year ended May 31, 2018, as filed with the Commission on August 8, 2018 (File No. 811-22761) (the “Annual Report”), are incorporated into this SAI by reference. The financial statements included in the Annual Report have been audited by Ernst & Young, LLP, whose report thereon is also incorporated herein by reference. The unaudited financial statements and notes thereto in the Semi-Annual Report to Shareholders of the Portfolios for the period ended November 30, 2018, as filed with the Commission on February 8, 2019 (File No. 811-22761) (the “Semi-Annual Report), are incorporated into this SAI by reference. No other parts of the Annual Report or Semi-Annual Report are incorporated by reference herein. Copies of the Prospectus, Annual Report and/or Semi-Annual Report may be obtained without charge by writing the Portfolios at the address, or by calling the toll-free telephone number, listed above.

STONE RIDGE TRUST

ELEMENTS U.S. PORTFOLIO

ELEMENTS U.S. SMALL CAP PORTFOLIO

ELEMENTS INTERNATIONAL PORTFOLIO

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

ELEMENTS EMERGING MARKETS PORTFOLIO

ADDITIONAL INVESTMENT INFORMATION, RISKS AND RESTRICTIONS

The Prospectus discusses the investment objectives of the Portfolios, as well as the principal investment strategies they employ to achieve those objectives and the principal investment risks associated with those strategies. Additional information about the strategies and other investment practices the Portfolios may employ and certain related risks of the Portfolios are described below. Each Portfolio is a non-diversified investment portfolio of Stone Ridge Trust (the “Trust”), an open-end series management investment company organized as a Delaware statutory trust on September 28, 2012.

There is no assurance that a Portfolio’s investment objective will be achieved. Additionally, because each Portfolio’s investment objective has been adopted as a non-fundamental investment policy, a Portfolio’s investment objective may be changed without a vote of shareholders.

Capitalized terms used in this SAI and not otherwise defined have the meanings given to them in the Prospectus. References in this SAI to a Portfolio investing in any instrument, security or strategy includes direct or indirect investment, including gaining exposure through derivatives or other investment companies.

Additional Investment Information and Risks

Additional Information Regarding Equity Securities. The Portfolios will invest in equity securities, including, to the extent permitted by a particular Portfolio’s investment objective and policies, certain types of equity securities of both foreign and U.S. companies. Those equity securities include common stocks, preferred stocks, master limited partnership interests (“MLPs”) and rights and warrants. Returns on equities consist of any dividends received plus the amount of appreciation or depreciation in the value of the equity security. Certain equity securities may be purchased because they may provide dividend income.

Common Stock. Holders of common stock generally have voting rights in the issuer and are entitled to receive common stock dividends when, as and if declared by the corporation’s board of directors. Common stock normally occupies the most subordinated position in an issuer’s capital structure

Preferred Stocks. Preferred stock, unlike common stock, has a stated dividend rate payable from the corporation’s earnings. Preferred stock dividends may be cumulative or non-cumulative, participating or auction rate. “Cumulative” dividend provisions require all or a portion of prior unpaid dividends to be paid. Preferred stock may be “participating” stock, which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. Preferred stock may have mandatory sinking fund provisions, as well as provisions allowing calls or redemption prior to maturity, which also can have a negative impact on prices when interest rates decline. Preferred stock may pay fixed or adjustable rates of return. They generally pay a dividend and rank ahead of common stocks and behind debt securities in claims for dividends and for assets of the issuer in a liquidation or bankruptcy.

Master Limited Partnerships. MLPs are limited partnerships in which the ownership units are publicly traded. MLP units are registered with the Securities and Exchange Commission (the “Commission”) and are freely traded on a securities exchange or in the over-the-counter market. MLPs often own several properties or businesses (or own interests) that are related to oil and gas industries, but they also may finance research and development and other projects. Investments in securities of MLPs involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price. Certain MLP securities may trade in lower volumes due to their smaller capitalizations, and may be subject to more abrupt or erratic price movements and lower market liquidity. MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments could have poor returns. MLPs are also subject to various risks related to the underlying operating companies they control, including dependence upon specialized management skills and the risk that such companies may lack or have limited operating histories. The amount of cash that each individual MLP can distribute to its partners will depend on the amount of cash it generates from operations, which will vary from quarter to quarter depending on factors affecting the particular business lines of the MLP. Available cash will also depend on the MLPs’ level of operating costs (including incentive distributions to the general partner), level of capital expenditures, debt service requirements, acquisition costs (if any), fluctuations in working capital needs and other factors. Investments held by MLPs may be relatively illiquid, limiting the MLPs’ ability to vary their portfolios promptly in response to changes in economic and other conditions.

Rights and Warrants. Warrants are options to purchase equity securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities. Rights are similar to warrants, but normally have a short duration and certain other distinguishing features. Rights and warrants are typically distributed directly by the issuer to its shareholders. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer unless and until they are exercised for the underlying equity securities.

Additional Information Regarding Risks of Investing in Equities. Equities fluctuate in price, and their short-term volatility at times may be great. To the extent that a Portfolio invests in equity securities, the value of that Portfolio’s portfolio will be affected by changes in the stock markets. Market risk can affect the Portfolios’ net asset value per share, which will fluctuate as the values of the Portfolios’ portfolio securities change. The prices of individual equity securities do not all move in the same direction uniformly or at the same time. Different stock markets may behave differently from one another. The value of preferred securities will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred securities may also be sensitive to changes in interest rates. When interest rates rise, the fixed dividend on preferred securities may be less attractive, causing the price of preferred stocks to decline. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.

Other factors can affect a particular equity security’s price, such as poor earnings reports by the issuer, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or its industry.

Additional Information Regarding Small and Mid-Capitalization Investing. The Portfolios may invest in the securities of small capitalization companies, exchange-traded funds (“ETFs”) whose portfolios consist primarily of common stocks of small-capitalization companies, mid-capitalization companies, recently organized companies and derivative instruments related to those securities. Historically, such securities, and particularly securities of smaller capitalization companies, have been more volatile in price than those of larger capitalization, more established companies. Many of the risks that apply to small capitalization companies also apply to mid-capitalization companies, and such companies are included in the term “small capitalization companies” for the purposes of this risk factor. The securities of small capitalization and recently organized companies pose greater investment risks because such companies may have limited product lines, distribution channels and financial and managerial resources. In particular, small capitalization companies may be operating at a loss or have significant variations in operating results; may be engaged in a rapidly changing business with products subject to substantial risk of obsolescence; may require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position; and may have substantial borrowings or may otherwise have a weak financial condition. In addition, these companies may face intense competition, including competition from companies with greater financial resources, more extensive development, manufacturing, marketing and other capabilities, and a larger number of qualified managerial and technical personnel. The equity securities of small capitalization companies are often traded over the counter or on regional exchanges and may not be traded in the volumes typical on a national securities exchange. Consequently, the Portfolios or entities in which the Portfolios invest may be required to dispose of such securities or remain in a short position over a longer (and potentially less favorable) period of time than is required to dispose of or close out of a short position with respect to the securities of larger, more established companies. Investments in equity or debt instruments issued by small capitalization companies may also be more difficult to value than other types of securities because of the foregoing considerations, as well, if applicable, as lower trading volumes. Investments in companies with limited or no operating histories are more speculative and entail greater risk than do investments in companies with an established operating record. The Portfolios also may invest in securities of companies that are privately offered. Privately offered securities may be subject to restrictions on transfer imposed by law or by contract, and are generally subject to illiquidity risk. See “Illiquidity Risk” in the Prospectus.

Additional Information Regarding Large Capitalization Investing. The equity securities of large capitalization companies can perform differently from other segments of the equity market as a whole. Companies with large capitalizations tend to go in and out of favor based on market and economic conditions and, while they can be less volatile than companies with smaller capitalizations, they may also be less flexible in evolving markets or unable to implement changes as quickly as their smaller counterparts. Accordingly, the value of equity securities issued by large capitalization companies may not rise to the same extent as the value of equity securities issued by small or mid-cap companies under certain market conditions or during certain periods. Market capitalizations of companies change over time.

Investment in Relatively New Issuers. The Portfolios may occasionally invest in the equities of selected new issuers. Direct or indirect investments in relatively new issuers, i.e., those having continuous operating histories of less than three years, may carry special risks and may be more speculative because such companies are relatively unseasoned. Such companies also may lack sufficient resources, may be unable to generate internally the funds necessary for growth and may find external financing to be unavailable on favorable terms or at all. Those companies will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses. The securities of such issuers may have a limited trading market, which may adversely affect their disposition and can result in their being priced lower than might otherwise be the case. If other investors who invest in such issuers trade the same securities when a Portfolio attempts to dispose of its holdings, the Portfolio may receive lower prices than might otherwise be the case.

Additional Information Regarding Foreign Securities. The Portfolios invest in foreign (non-U.S.) securities. “Foreign securities” include equity and debt securities of companies organized under the laws of countries other than the United States and debt securities issued or guaranteed by governments other than the U.S. government or issued by foreign supra-national entities.

Investments in foreign securities present special additional risks and considerations not typically associated with investments in domestic securities. Some of these additional risks are:

¡	transaction charges for currency exchange;

¡	greater difficulties in commencing lawsuits;

¡	higher brokerage commission rates than in the United States;

¡	increased risks of delays in settlement of portfolio transactions or loss of certificates for portfolio securities;

¡	unfavorable differences between the U.S. economy and foreign economies;

Foreign countries may have reporting requirements with respect to the ownership of securities, and those reporting requirements may be subject to interpretation or change without prior notice to investors. While the Portfolios make efforts to stay informed of foreign reporting requirements relating to the Portfolios’ foreign portfolio securities (e.g., through Portfolios’ brokerage contacts and the Portfolios’ custodial network), no assurance can be given that the Portfolios will satisfy applicable foreign reporting requirements at all times.

Additional Information Regarding Emerging Market Securities. The Portfolios may invest in the securities of issuers economically tied to emerging market or frontier market countries. Emerging markets and frontier markets are collectively referred to as “emerging markets” for purposes of this risk factor.

General Emerging Market Risk. Nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect a Portfolio’s investments in a foreign country, and may be more likely in emerging markets than in developed markets. In the event of nationalization, expropriation or other confiscation, a Portfolio could lose its entire investment in that country. Adverse conditions in a certain region can adversely affect securities of other countries whose economies appear to be unrelated. To the extent that a Portfolio invests a significant portion of assets in a concentrated geographic area, the Portfolio will generally have more exposure to regional economic risks associated with those investments.

Restrictions on Foreign Investment. A number of emerging markets restrict foreign investment to varying degrees. Furthermore, repatriation of investment income, capital and the proceeds of sales by foreign investors may require governmental registration and/or approval in some countries. In addition, new or additional repatriation or other restrictions might be imposed subsequent to the Portfolio’s investment. If such restrictions were to be imposed subsequent to a Portfolio’s investment in the securities markets of a particular country, the Portfolio’s response might include, among other things, applying to the appropriate authorities for a waiver of the restrictions or engaging in transactions in other markets designed to offset the risks of decline in that country. Such restrictions will be considered in relation to a Portfolio’s liquidity needs and all other acceptable positive and negative factors. Some emerging markets limit foreign investment, which may decrease returns relative to domestic investors. A Portfolio may seek exceptions to those restrictions. If those restrictions are present and cannot be avoided by the Portfolio, the Portfolio’s returns may be lower.

Settlement Risks. Settlement systems in emerging markets may be less well organized than in developed markets. Supervisory authorities may also be unable to apply standards comparable with those in developed markets. Thus there may be risks that settlement may be delayed and that cash or securities belonging to a Portfolio may be in jeopardy because of failures of or defects in the systems. In particular, market practice may require that payment be made prior to receipt of the security which is being purchased or that delivery of a security must be made before payment is received. In such cases, default by a broker or bank through whom the relevant transaction is effected might result in a loss being suffered by the Portfolio. A Portfolio seeks, when possible, to use counterparties whose financial status is such that this risk is reduced. However, there can be no certainty that a Portfolio will be successful in eliminating or reducing this risk, particularly as counterparties operating in emerging markets frequently lack the substance, capitalization and/or financial resources of those in developed countries.

There may also be a danger that, because of uncertainties in the operation of settlement systems in individual markets, competing claims may arise in respect of securities held by or to be transferred to a Portfolio. Furthermore, compensation schemes may be non-existent, limited or inadequate to meet a Portfolio’s claims in any of these events.

Counterparty and Third Party Risk. Trading in the securities of emerging markets presents additional credit and financial risks. A Portfolio may have limited access to, or there may be a limited number of, potential counterparties that trade in the securities of emerging market issuers. Governmental regulations may restrict potential counterparties to certain financial institutions located or operating in the particular emerging market. Potential counterparties may not possess, adopt or implement creditworthiness standards, financial reporting standards or legal and contractual protections similar to those in developed markets. Currency hedging techniques may not be available or may be limited. A Portfolio may not be able to reduce or mitigate risks related to trading with emerging market counterparties. The Portfolios seek, when possible, to use counterparties whose financial status is such that the risk of default is reduced, but the risk of losses resulting from default is still possible.

Government in the Private Sector. Government involvement in the private sector varies in degree among the emerging markets in which a Portfolio may invest. Such involvement may, in some cases,

include government ownership of companies in certain sectors, wage and price controls or imposition of trade barriers and other protectionist measures. With respect to any emerging market, there is no guarantee that some future economic or political crisis will not lead to price controls, forced mergers of companies, expropriation or creation of government monopolies, to the possible detriment of a Portfolio’s investments in that country.

Litigation. A Portfolio may encounter substantial difficulties in obtaining and enforcing judgments against individuals and companies located in certain emerging markets. It may be difficult or impossible to obtain or enforce legislation or remedies against governments, their agencies and sponsored entities.

Fraudulent Securities. It is possible, particularly in emerging markets, that purported securities in which a Portfolio invests may subsequently be found to be fraudulent and as a consequence the Portfolio could suffer losses.

Local Taxation. The local taxation of income and capital gains accruing to non-residents varies among emerging market countries and, in some cases, is comparatively high. In addition, emerging market countries typically have less well-defined tax laws and procedures and such laws may permit retroactive taxation so that a Portfolio could in the future become subject to local tax liabilities that had not been anticipated in conducting its investment activities or valuing its assets. The Portfolios seek to reduce these risks by careful management of assets. However, there can be no assurance that these efforts will be successful.

Political Risks/Risks of Conflicts. Recently, various countries have seen significant internal conflicts and in some cases, civil wars have had an adverse impact on the securities markets of the countries concerned. These concerns may be greater in emerging markets than in developed markets. In addition, the occurrence of new disturbances due to acts of war or other political developments cannot be excluded. Apparently stable systems may experience periods of disruption or improbable reversals of policy. Nationalization, expropriation or confiscatory taxation, currency blockage, political changes, government regulation, political, regulatory or social instability or uncertainty or diplomatic developments could adversely affect a Portfolio’s investments. The transformation from a centrally planned, socialist economy to a more market oriented economy has also resulted in many economic and social disruptions and distortions. Moreover, there can be no assurance that the economic, regulatory and political initiatives necessary to achieve and sustain such a transformation will continue or, if such initiatives continue and are sustained, that they will be successful or that such initiatives will continue to benefit foreign (or non-national) investors. Certain instruments, such as inflation indexed instruments, may depend upon measures compiled by governments (or entities under their influence), which are also the obligors.

Additional Information Regarding Derivatives. The Portfolios may enter into derivatives contracts with respect to any security or other instrument in which they are permitted to invest or with respect to any related security, instrument or index (“reference instruments” or “reference securities”). The Portfolios may enter into a variety of derivative contracts, but typically expect to enter into put and call options, futures contracts, options on futures contracts and swaps. This universe of investments is subject to change under varying market conditions and as these instruments evolve over time. Over-the-counter (“OTC”) derivatives may be standardized or have customized features and may have limited or no liquidity. The Portfolios’ derivatives contracts may be centrally cleared or settled bilaterally directly with a counterparty. The Portfolios’ derivatives contracts may be cash settled or physically settled.

The Portfolios incur costs in connection with opening and closing derivatives positions.

The use of derivatives can lead to losses because of adverse movements in the price or value of the reference instrument, due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create economic leverage in a Portfolio, which magnifies the Portfolio’s exposure to the reference instrument and magnifies potential losses. When derivatives are used to gain or limit exposure to a particular market or market segment, their performance may not correlate as expected to the performance of such market, thereby causing a Portfolio to fail to achieve its original purpose for using such derivatives. A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior, unexpected events or the failure of the Portfolio’s investment adviser, Stone Ridge Asset Management LLC (the “Adviser”), to use derivatives effectively. Derivative instruments may be difficult to value, may be illiquid and may be subject to wide swings in valuation caused by changes in the value of the reference instrument. While the Portfolios generally follow a “net long” investment strategy, a Portfolio may at times have net short exposures to particular reference instruments or reference securities.

Set forth below are examples of types of derivatives in which the Portfolios may invest:

Futures. The Portfolios may buy and sell a variety of futures contracts that relate to, among other things, debt securities (these are referred to as “interest rate futures”), broadly-based securities indices (“stock index futures” and “bond index futures”), foreign currencies, commodities and individual equity securities (“single stock futures”). The primary risks associated with the use of futures contracts and options are imperfect correlation, liquidity, unanticipated market movement and counterparty risk.

A broadly-based stock index is used as the basis for trading stock index futures. They may in some cases be based on equity securities of issuers in a particular industry or group of industries. A stock index assigns relative values to the securities included in the index and its value fluctuates in response to the changes in value of the underlying securities. A stock index cannot be purchased or sold directly. Bond index futures are similar contracts based on the future value of the basket of securities that comprise the index. These contracts obligate the seller to deliver, and the purchaser to take, cash to settle the futures transaction. There is no delivery made of the underlying securities to settle the futures obligation. Either party may also settle the transaction by entering into an offsetting contract.

An interest rate future obligates the seller to deliver (and the purchaser to take) cash or a specified type of debt security to settle the futures transaction. Either party could also enter into an offsetting contract to close out the position. Similarly, a single stock future obligates the seller to deliver (and the purchaser to take) cash or a specified equity security to settle the futures transaction. Either party could also enter into an offsetting contract to close out the position. Single stock futures trade on a very limited number of exchanges, with contracts typically not fungible among the exchanges.

No money is paid or received by the Portfolios on the purchase or sale of a future. Upon entering into a futures transaction, the Portfolios will be required to deposit an initial margin payment with the futures commission merchant (the “FCM”). Initial margin payments will be deposited with each FCM’s custodian bank in an account registered in the futures broker’s name. However, the FCM can gain access to that account only under specified conditions. As the future is marked to market (that is, its value on a Portfolio’s books is changed to reflect changes in its market value), subsequent margin payments, called variation margin, will be paid to or by the FCM daily.

At any time prior to expiration of the future, a Portfolio may elect to close out its position by taking an opposite position, at which time a final determination of variation margin is made and any additional cash must be paid by or released to that Portfolio. All futures transactions (except forward contracts) are effected through a clearinghouse associated with the exchange on which the contracts are traded.

Options on Futures. The Portfolios may enter into options on futures contracts. An option on a futures contract gives the buyer, in return for the premium paid, the right (but not the obligation) to either buy or sell the underlying futures contract during a certain period of time for a fixed price. The writing of a put or call option on a futures contract involves risks similar to the risks applicable to the purchase or sale of futures contracts. However, the difficulty of predicting changes in the value of the underlying futures contract may expose the Portfolios to a somewhat different set of risks. For example, variations in speculative market demand for futures on the relevant underlying reference asset can cause the value of the futures to change at an unanticipated time or to an unanticipated degree; this or other factors may bring the value of the underlying future closer to the option’s strike price, increasing the potential for risk of loss to a Portfolio. To the extent that a Portfolio enters into options on futures contracts for hedging purposes, an imperfect correlation between this derivative position and the value of the instrument underlying such a position could lead to losses.

Swaps. The Portfolios may enter into swap agreements, including interest rate, total return, credit default and volatility or variance swaps. Swap agreements are two-party contracts entered into primarily by institutional investors for a specified period of time typically ranging from a few weeks to more than one year. The swapped returns are generally calculated with respect to a notional amount, that is, the return on a particular dollar amount invested in the underlying asset. In a standard swap transaction, two parties agree to exchange the returns (or the difference between the returns) earned or realized on a particular asset, such as an equity or debt security, commodity or currency or non-asset reference, such as an interest rate or index. The Portfolios may enter into swap agreements to, among other reasons, gain exposure to certain markets in the most economical way possible, protect against currency fluctuations, reduce risk arising from a particular portfolio position or generate revenue.

The Portfolios may enter into swap transactions with certain counterparties pursuant to master netting agreements. A master netting agreement provides that all swaps done between a Portfolio and that counterparty shall be regarded as parts of an integral agreement. If amounts are payable on a particular date in the same currency in respect of more than one swap transaction, the amount payable shall be the net amount. In addition, the master netting agreement may provide that if one party defaults generally or on any swap, the counterparty can terminate all outstanding swaps with that party. As a result, to the extent a Portfolio enters into master netting agreements with a counterparty, the Portfolio may be required to terminate a greater number of swap agreements than if it had not entered into such an agreement, which may result in losses to the Portfolio.

The Portfolios may enter into swaps both directly (“unfunded swaps”) and indirectly (“funded swaps”) in the form of a swap embedded within a structured security.

The following are examples of types of swap transactions in which a Portfolio may engage:

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Interest Rate Swaps. In an interest rate swap, a Portfolio and another party exchange the right to receive or the obligation to pay interest on a security or other reference rate. For example, they might swap the right to receive floating rate payments for fixed rate payments. There is a risk that, based on movements of interest rates, the payments made by a Portfolio under a swap agreement will be greater than the payments it receives.

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Total Return Swaps. In a total return swap, one party agrees to pay the other the total return of a defined underlying asset, such as a security or basket of securities, or non-asset reference, such as a securities index, during the specified period in return for periodic payments based on a fixed or variable interest rate or the total return from different underlying assets or references. Total return swaps could result in losses if the underlying asset or reference does not perform as anticipated by the Adviser.

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Credit Default Swaps. A credit default swap enables an investor to buy or sell protection against a credit event, such as a borrower’s or issuer’s failure to make timely payments of interest or principal, bankruptcy or restructuring. The Portfolios may seek to enhance returns by selling protection or attempt to mitigate credit risk by buying protection against the occurrence of a credit event by a specified borrower or issuer.

If a Portfolio buys credit protection using a credit default swap and a credit event occurs, the Portfolio will deliver the defaulted bond underlying the swap and the swap counterparty will pay the par amount of the bond. If a Portfolio sells credit protection using a credit default swap and a credit event occurs, the Portfolio will pay the par amount of the defaulted bond underlying the swap and the swap counterparty will deliver the bond. If the swap is on a basket of assets, the notional amount of the swap is reduced by the par amount of the defaulted asset, and the fixed payments are then made on the reduced notional amount.

Risks of credit default swaps include all the risks of OTC derivatives generally, including counterparty credit risk (if the counterparty fails to meet its obligations), and the risk that a Portfolio will not properly assess the cost of the instrument based on the lack of transparency in the market. If a Portfolio is selling credit protection, there is a risk that a credit event will occur and that such Portfolio will have to pay par value on defaulted bonds. If a Portfolio is buying credit protection, there is a risk that no credit event will occur and the Portfolio will receive no benefit for the premium paid. In addition, if a Portfolio is buying credit protection and a credit event does occur, there is a risk when the Portfolio does not own the underlying asset, that the Portfolio will have difficulty acquiring the asset on the open market and may receive adverse pricing.

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Volatility and Variance Swap Contracts. Volatility swaps and variance swaps are transactions in which counterparties agree to economically buy or sell volatility or variance (which equals volatility squared), as the case may be, of the underlying asset or reference at a specific level over a fixed period. Volatility and variance swaps are subject to all the risks of OTC derivatives generally, including counterparty credit risks (if the counterparty fails to meet its obligations), and the risk that the Adviser is incorrect in forecasts of volatility and/or variance of the underlying asset or reference.

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Swaptions and Swap Forwards. A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement on pre-designated terms. The Portfolios may write (sell) and purchase put and call swaptions. A swap forward is an agreement to enter into a swap agreement at some point in the future, usually three to six months from the date of the contract.

The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying swap. A Portfolio generally will incur a greater risk when it writes a swaption than when it purchases a swaption. When a Portfolio purchases a swaption it risks losing only the amount of the premium it has paid if the Portfolio lets the option expire unexercised. When a Portfolio writes a swaption it will become obligated, upon exercise of the option by the counterparty, according to the terms of the underlying agreement.

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Dividend Futures and Dividend Swaps. Dividend futures are exchange-listed futures with a settlement price equal to the dividend paid on the underlying stock or basket of stocks during the specified period of time. Dividend swaps are transactions in which counterparties agree to enter into trades based on the dividend expected to be paid on an underlying stock or basket of stocks during a specified period of time, and may be structured as bespoke OTC swaps or as OTC swaps on dividend futures. In a dividend swap, one party is long with respect to the dividend, and the other is short. If the actual dividend paid exceeds the dividend expected at the time of the trade, then the short party pays the long party the excess at settlement. If the actual dividend paid is less than the dividend expected at the time of the trade, the long party pays the short party the difference at settlement. Dividend futures and dividend swaps are subject to all the risks of derivatives generally, including counterparty credit risks (if the counterparty fails to meet its obligations) and the risk that dividends paid on the underlying stock or basket of stocks are lower than expected. In addition, they are subject to equity market risk because the values of such futures or swaps are correlated to the prices of the underlying stock or basket of stocks. Dividend futures and swaps are particularly exposed to the risk that the issuer of the underlying stock may, either due to poor performance or other issuer-specific factors or because of market-wide factors such as an economic recession, reduce or completely eliminate dividend payments on such stock. A significant reduction could cause the long holder of a dividend future or swap to incur a large loss.

Options Generally. The Portfolios may enter into options on various reference instruments, including, but not limited to, single equity securities, American Depositary Receipts (“ADRs”), ETFs, indices, currencies, commodities and other securities that may provide exposure to the relevant markets. The premium, the exercise price and the market value of the applicable underlying instrument together will determine the gain or loss realized by the Portfolios as the seller of the option.

The value of options may be adversely affected if the market for such options becomes less liquid or smaller. A Portfolio’s ability to close out its position as a seller of an OTC option or exchange listed put option (“put”) or call option (“call”) is dependent, in part, upon the liquidity of the option market. A Portfolio’s ability to terminate OTC options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. An exchange-traded option position may be closed out only on a market that provides secondary trading for options of the same series, and there is no assurance that a liquid secondary market will exist for any particular option. A Portfolio might experience losses if it could not close out a position because of an illiquid market for the future or option.

Special risks are presented by internationally traded options. Such transactions may not be regulated as effectively as similar transactions in the U.S. and may be subject to greater risks than trading on domestic exchanges. For example, some foreign exchanges may be principal markets so that no common clearing facility exists and a trader may look only to the broker for performance of the contract. The lack of a common clearing facility creates counterparty risk. Because of the differences in trading hours between the U.S. and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed.

The hours of trading for options may not conform to the hours during which the underlying instruments are traded. To the extent that the options markets close before the markets for the underlying instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets. Options are marked to market daily and their value will be affected by changes in the value of the underlying securities, changes in the dividend rates of the underlying securities, an increase in interest rates, changes in the actual or perceived volatility of the stock market and the underlying instruments and the remaining time to the options’ expiration. Additionally, the exercise price of an option may be adjusted downward before the option’s expiration as a result of the occurrence of certain corporate or other events affecting the underlying instrument, such as extraordinary dividends, stock splits, merger or other extraordinary distributions or events. A reduction in the exercise price of an option would reduce a Portfolio’s capital appreciation potential on the underlying instrument.

A Portfolio’s option activities could affect its portfolio turnover rate and brokerage commissions. The exercise of calls written by a Portfolio might cause the Portfolio to sell related portfolio securities, thus increasing its turnover rate. The exercise by a Portfolio of put options on securities will cause the sale of underlying investments, increasing portfolio turnover. Although the decision whether to exercise a put it holds is within each Portfolio’s control, holding a put might cause a Portfolio to sell the related investments for reasons that would not exist in the absence of the put.

A Portfolio could pay a brokerage commission each time it buys a call or put, sells a call or put, or buys or sells an underlying investment in connection with the exercise of a call or put. Those commissions could be higher on a relative basis than the commissions for direct purchases or sales of the underlying investments. Premiums paid for options are small in relation to the market value of the underlying investments. Consequently, put and call options offer large amounts of leverage. The leverage offered by trading in options could result in a Portfolio’s net asset value being more sensitive to changes in the value of the underlying investment.

Put and Call Options. The Portfolios can buy and sell exchange-traded and OTC put options and call options, including, but not limited to, index options, securities options, currency options, commodities options and options on futures. A Portfolio’s options transactions potentially may result in a portion of a Portfolio’s income consisting of short-term capital gains, which are taxable to shareholders as ordinary income when distributed to them.

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Writing Call Options. The Portfolios may write (that is, sell) calls. When a Portfolio writes a call on a security, it receives cash (a premium). The Portfolio agrees to sell the underlying security to the purchaser of the call on that security during the call period at a fixed exercise price regardless of market price changes during the call period. The call period is usually not more than nine months. The exercise price may differ from the market price of the underlying security. When a Portfolio writes covered call options (meaning the Portfolio owns or has the right to acquire the underlying security at all times during the option period), the Portfolio has the risk of loss that the price of the underlying security may decline during the call period. That risk may be offset to some extent by the premium the Portfolio receives. If the value of the investment does not rise above the call price, it is likely that the call will lapse without being exercised. In that case the Portfolio would keep the cash premium.

When a Portfolio writes a call on an index, it receives cash (a premium). If the buyer of the call exercises it, the Portfolio will pay an amount of cash equal to the difference between the closing price of the call and the exercise price, multiplied by a specific multiple that determines the total value of the call for each point of difference. If the value of the underlying investment does not rise above the call price, it is likely that the call will lapse without being exercised. In that case, the Portfolio would keep the cash premium.

To terminate its obligation on a call it has written, a Portfolio may purchase a corresponding call in a “closing purchase transaction.” The Portfolio will then realize a profit or loss, depending upon whether the net of the amount of the option transaction costs and the premium received on the call the Portfolio wrote is more or less than the price of the call the Portfolio purchases to close out the transaction. Once a Portfolio receives an exercise notice for its option, however, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price. Thus, the use of covered call options may require a Portfolio to sell portfolio securities at inopportune times or for prices other than current market values, will limit the amount of appreciation the Portfolio can realize above the exercise price of an option on a security, or may cause the Portfolio to hold a security that it might otherwise sell. The Portfolio may realize a profit if the call expires unexercised, because the Portfolio will retain the underlying security and the premium it received when it wrote the call. If the Portfolio cannot effect a closing purchase transaction due to the lack of a market, it will have to hold the callable securities until the call expires or is exercised.

If a covered call written by a Portfolio is exercised on an underlying investment that has increased in value, the Portfolio will be required to sell the investment at the call price. It will not be able to realize any profit if the investment has increased in value above the call price.

The Portfolios may also write calls without owning the reference instruments or reference securities deliverable under the contract.

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Writing Put Options. The Portfolios may write (that is, sell) put options. A put option on securities gives the purchaser the right to sell, and the writer the obligation to buy, the underlying investment at the exercise price during the option period.

The premium a Portfolio receives from writing a put represents a profit, as long as the price of the underlying investment remains equal to or above the exercise price. However, a Portfolio also assumes the obligation during the option period to buy the underlying investment from the buyer of the put at the exercise price if the value of the investment falls below the exercise price.

If a put a Portfolio has written expires unexercised, the Portfolio realizes a gain in the amount of the premium, less the transaction costs incurred. If the put is exercised, the Portfolio must fulfill its obligation to purchase the underlying investment from the put option buyer at the exercise price. That price will usually exceed the market value of the investment at that time. A Portfolio will incur a loss upon the exercise of the put option to the extent that the premium received (less the Portfolio’s transaction costs) is less than the difference between the exercise price and the market value of the investment at the time the put is exercised.

As long as a Portfolio’s obligation as the put writer continues, it may be assigned an exercise notice by the broker-dealer through which the put was sold. That notice will require the Portfolio to take delivery of the underlying security and pay the exercise price. The Portfolio has no control over when it may be required to purchase the underlying security, since it may be assigned an exercise notice at any time prior to the termination of its obligation as the writer of the put. That obligation terminates upon expiration of the put. It may also terminate if, before it receives an exercise notice, the Portfolio effects a closing purchase transaction by purchasing a put of the same series as it sold. Once a Portfolio has been assigned an exercise notice, it cannot effect a closing purchase transaction.

A Portfolio may decide to effect a closing purchase transaction to realize a profit on an outstanding put option it has written or to prevent the underlying security from being put. Effecting a closing purchase transaction will also permit a Portfolio to write another put option on the security, or to sell the security and use the proceeds from the sale for other investments. A Portfolio will realize a profit or loss from a closing purchase transaction depending on whether the net of the amount of the option transaction costs and the premium received on the put the Portfolio wrote is more or less than the price of the put the Portfolio purchases to close out the transaction.

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Purchasing Puts and Calls. The Portfolios may purchase call options. When a Portfolio buys a call, it pays a premium. The Portfolio then has the right to buy the underlying investment from a seller of a corresponding call on the same investment during the call period at a fixed exercise price.

A Portfolio benefits only if it sells the call at a profit or if, during the call period, the market price of the underlying investment is above the sum of the exercise price plus the transaction costs and the premium paid for the call and the Portfolio exercises the call. If a Portfolio does not exercise the call or sell it (whether or not at a profit), the call will become worthless at its expiration date. In that case the Portfolio will have paid the premium but lost the right to purchase the underlying investment.

A Portfolio can buy puts whether or not it owns the underlying investment. When a Portfolio purchases a put, it pays a premium and, except as to puts on underlying investments in which the Portfolio cannot trade directly (such as, for example, indices), has the right to sell the underlying investment to a seller of a put on a corresponding investment during the put period at a fixed exercise price.

Buying a put on an investment a Portfolio does not own (such as an index or a future) permits the Portfolio either to resell the put or to buy the underlying investment and sell it at the exercise price. The resale price will vary inversely to the price of the underlying investment. If the market price of the underlying investment is above the exercise price and, as a result, the put is not exercised, the put will become worthless on its expiration date.

Buying a put on securities or futures a Portfolio owns enables the Portfolio to attempt to protect itself during the put period against a decline in the value of the underlying investment below the exercise price by selling the underlying investment at the exercise price to a seller of a corresponding put. If the market price of the underlying investment is equal to or above the exercise price and, as a result, the put is not exercised or resold, the put will become worthless at its expiration date. In that case the Portfolio will have paid the premium but lost the right to sell the underlying investment. However, the Portfolio may sell the put prior to its expiration. That sale may or may not be at a profit.

When a Portfolio purchases a call or put on an underlying investment in which it cannot invest directly (such as an index), it pays a premium, but settlement is in cash rather than by delivery of the underlying investment to the Portfolio. Gain or loss depends on changes in the index in question (and thus on price movements in the securities market generally) rather than on price movements in individual securities or futures contracts.

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Buying and Selling Options on Foreign Currencies. The Portfolios can buy and sell exchange-traded and OTC put options and call options on foreign currencies. The Portfolios could use these calls and puts to try to generate income from premiums or to protect against declines in the dollar value of foreign securities and increases in the dollar cost of foreign securities a Portfolio wants to acquire.

If the Adviser anticipates a rise in the dollar value of a foreign currency in which securities to be acquired are denominated, the increased cost of those securities may be partially offset by purchasing calls or writing puts on that foreign currency. If the Adviser anticipates a decline in the dollar value of a foreign currency, the decline in the dollar value of portfolio securities denominated in that currency might be partially offset by writing calls or purchasing puts on that foreign currency. However, the currency rates could fluctuate in a direction adverse to the Portfolio’s position. The Portfolio will then have incurred option premium payments and transaction costs without a corresponding benefit.

The Portfolio could write a call on a foreign currency to provide a hedge against a decline in the U.S. dollar value of a security that the Portfolio owns or has the right to acquire and that is denominated in the currency underlying the option. That decline might be one that occurs due to an expected adverse change in the exchange rate. This is known as a “cross-hedging” strategy.

“Structured” Notes. In addition to the types of derivatives described above, the Portfolios may invest in other types of derivatives, including without limitation “structured” notes, which are specially-designed derivative debt investments whose principal payments or interest payments are linked to the value of an underlying asset, such as an equity or debt security, currency, or commodity or non-asset reference, such as an interest rate or index. The terms of the instrument may be “structured” by the purchaser (the Portfolios) and the borrower issuing the note.

The values of these notes will fall or rise in response to changes in the values of the underlying asset or reference and the Portfolios might receive less principal or interest if the underlying asset or reference does not perform as anticipated. In some cases, these notes may pay an amount based on a multiple of the relative change in value of the asset or reference. This type of note offers the potential for increased income or principal payments but at a greater risk of loss than a typical debt security of the same maturity and credit quality.

Subordinated “structured” notes, which are subordinated to the right of payment of another class, typically have higher yields and present greater risks than unsubordinated “structured” notes.

The values of these notes are also subject to both credit risk (if the counterparty fails to meet its obligations) and interest rate risk and therefore the Portfolios could receive more or less than they originally invested when a note matures. The prices of these notes may be very volatile and they may have a limited trading market, making it difficult for the Portfolios to value them or sell them at an acceptable price.

Foreign Currency Transactions. The Portfolios also may purchase and sell foreign currency options and foreign currency futures contracts and related options, and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through deliverable and non-deliverable forward foreign currency exchange contracts (“currency forward contracts”). The Portfolios may (but are not required to) engage in these transactions in order to protect against uncertainty in the level of future foreign exchange rates in the purchase and sale of securities. A Portfolio may also use foreign currency options and foreign currency forward contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.

Suitable currency hedging transactions may not be available in all circumstances and the Adviser may decide not to use hedging transactions that are available.

Under a currency forward contract, one party agrees to purchase, and another party agrees to sell, a specific currency at a future date. That date may be any fixed number of days from the date of the contract agreed upon by the parties. The transaction price is set at the time the contract is entered into. These contracts are traded in the inter-bank market conducted directly among currency traders (usually large commercial banks) and their customers.

The Portfolios may use currency forward contracts to protect against uncertainty in the level of future exchange rates. The use of currency forward contracts does not eliminate the risk of fluctuations in the prices of the underlying securities the Portfolios own or intend to acquire, but it does fix a rate of exchange in advance. Although currency forward contracts may reduce the risk of loss from a decline in the value of the hedged currency, at the same time they limit any potential gain if the value of the hedged currency increases.

When a Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when it anticipates receiving dividend payments in a foreign currency, the Portfolio might desire to “lock-in” the U.S. dollar price of the security or the U.S. dollar equivalent of the dividend payments. To do so, a Portfolio could enter into a currency forward contract for the purchase or sale of the amount of foreign currency involved in the underlying transaction, in a fixed amount of U.S. dollars per unit of the foreign currency. This is called a “transaction hedge.” The transaction hedge will protect the Portfolio against a loss from an adverse change in the currency exchange rates during the period between the date on which the security is purchased or sold or on which the payment is declared, and the date on which the payments are made or received.

A Portfolio could also use currency forward contracts to lock in the U.S. dollar value of portfolio positions. This is called a “position hedge.” When a Portfolio believes that a foreign currency might suffer a substantial decline against the U.S. dollar, it could enter into a currency forward contract to sell an amount of that foreign currency approximating the value of some or all of the Portfolio’s portfolio securities denominated in that foreign currency. When a Portfolio believes that the U.S. dollar might suffer a substantial decline against a foreign currency, it could enter into a currency forward contract to buy that foreign currency for a fixed dollar amount. Alternatively, the Portfolio could enter into a currency forward contract to sell a different foreign currency for a fixed U.S. dollar amount if the Portfolio believes that the U.S. dollar value of the foreign currency to be sold pursuant to its currency forward contract will fall whenever there is a decline in the U.S. dollar value of the currency in which portfolio securities of the Portfolio are denominated. That is referred to as a “cross hedge.”

To avoid excess transactions and transaction costs, a Portfolio may maintain a net exposure to currency forward contracts in excess of the value of the Portfolio’s portfolio securities or other assets denominated in foreign currencies, subject to appropriate cover or asset segregation.

The precise matching of the amounts under currency forward contracts and the value of the securities involved generally will not be possible because the future value of securities denominated in foreign currencies will change as a consequence of market movements between the date the currency forward contract is entered into and the date it is sold. In some cases the Adviser might decide to sell the security and deliver foreign currency to settle the original purchase obligation. If the market value of the security is less than the amount of foreign currency a Portfolio is obligated to deliver, the Portfolio might have to purchase additional foreign currency on the “spot” (that is, cash) market to settle the security trade. If the market value of the security instead exceeds the amount of foreign currency a Portfolio is obligated to deliver to settle the trade, the Portfolio might have to sell on the spot market some of the foreign currency received upon the sale of the security. There will be additional transaction costs on the spot market in those cases.

The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Currency forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Portfolio to sustain losses on these contracts and to pay additional transaction costs. The use of currency forward contracts in this manner might reduce a Portfolio’s performance if there are unanticipated changes in currency prices to a greater degree than if the Portfolio had not entered into such contracts.

At or before the maturity of a currency forward contract requiring a Portfolio to sell a currency, the Portfolio might sell a portfolio security and use the sale proceeds to make delivery of the currency. In the alternative a Portfolio might retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract. Under that contract the Portfolio will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, a Portfolio might close out a currency forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Portfolio would realize a gain or loss as a result of entering into such an offsetting currency forward contract under either circumstance. The gain or loss will depend on the extent to which the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and offsetting contract.

The costs to a Portfolio of engaging in currency forward contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because currency forward contracts are usually entered into on a principal basis, no brokerage fees or commissions are involved. Because these contracts are not traded on an exchange, each Portfolio must evaluate the credit and performance risk of the counterparty under each currency forward contract.

Although each Portfolio values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Portfolios may convert foreign currency from time to time, and will incur costs in doing so. Foreign exchange dealers do not charge a fee for conversion, but they do seek to realize a profit based on the difference between the prices at which they buy and sell various currencies. Thus, a dealer might offer to sell a foreign currency to one Portfolio at one rate, while offering a lesser rate of exchange if the Portfolio desires to resell that currency to the dealer.

Hedging with Derivatives — Risks. Although it is not obligated to do so, each Portfolio can use derivatives to hedge. A Portfolio can use hedging to attempt to protect against declines in the market value of that Portfolio’s portfolio, to permit the Portfolio to retain unrealized gains in the value of portfolio securities that have appreciated or to facilitate selling securities for investment reasons. The Portfolios can use hedging to establish a portfolio position as a temporary substitute for purchasing particular securities. In that case, the Portfolios would normally seek to purchase the securities and then terminate that hedging position. It is possible that when a Portfolio does so the market might decline. If a Portfolio then concludes not to invest in securities because of concerns that the market might decline further or for other reasons, the Portfolio will realize a loss on the hedge position that is not offset by a reduction in the price of the securities purchased. The Portfolios might also use this type of hedge to attempt to protect against the possibility that their portfolio securities would not be fully included in a rise in value of the market.

The Portfolios can use derivatives to hedge by taking long or short positions in the underlying securities, related securities or other derivatives positions. To gain long investment exposure, the Portfolios may invest in securities directly. To gain short investment exposure, the Portfolios may use derivatives (including futures) and make short sales, including short sales of assets the Portfolios do not own. Some of the hedging strategies the Portfolios can use are described below. The Portfolios may use additional hedging strategies as discussed elsewhere in this SAI, and they may employ new hedging strategies when they are developed, if those investment methods are consistent with the Portfolios’ investment objectives and are permissible under applicable regulations governing the Portfolios.

The use of hedging strategies requires special skills and knowledge of investment techniques that are different than what is required for normal portfolio management. If the Adviser uses a hedging strategy at the wrong time or judges market conditions incorrectly, hedging strategies may reduce a Portfolio’s return. A Portfolio could also experience losses if the prices of its hedging positions were not correlated with its other investments.

There is a risk in using short hedging by selling futures, entering into swaps or purchasing puts on broadly-based indices or futures to attempt to protect against declines in the value of a Portfolio’s portfolio securities. The risk is that the prices of the futures or the value of the swap or the applicable index will correlate imperfectly with the behavior of the cash prices of a Portfolio’s securities. For example, it is possible that while a Portfolio has used derivative instruments in a short hedge, the market may advance and the value of the securities held in the Portfolio’s portfolio might decline. If that occurred, a Portfolio would lose money on the derivative instruments and also experience a decline in the value of its portfolio securities. If a Portfolio has used derivatives to hedge or otherwise reduce the Portfolio’s risk exposure to a particular position and then disposes of that position at a time at which it cannot also settle, terminate or close out the corresponding hedge position, this may create short investment exposure. “Short” derivative positions involve investment leverage, and the amount of a Portfolio’s potential loss is theoretically unlimited.

The risk of imperfect correlation increases as the composition of a Portfolio’s portfolio diverges from the securities included in the applicable index. To compensate for the imperfect correlation of movements in the price of the portfolio securities being hedged and movements in the price of the hedging instruments, a Portfolio might use derivative instruments in a greater dollar amount than the dollar amount of portfolio securities being hedged. It might do so if the historical volatility of the prices of the portfolio securities being hedged is more than the historical volatility of the applicable index.

The ordinary spreads between prices in the cash and futures markets are subject to distortions, due to differences in the nature of those markets. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities markets. Therefore, increased participation by speculators in the futures market may cause temporary price distortions.

Additional Information Regarding Derivatives Counterparty Risk. The Portfolios are exposed to the credit risk of the counterparties with which, or the brokers, dealers and exchanges through which, they deal in derivatives, whether they engage in exchange traded or off-exchange transactions. If a Portfolio’s FCM becomes bankrupt or insolvent, or otherwise defaults on its obligations to a Portfolio, the Portfolio may not receive all amounts owed to it in respect of its trading, despite the clearinghouse fully discharging all of its obligations. The Commodity Exchange Act (the “CEA”) requires an FCM to segregate all funds received from its customers with respect to cleared derivatives transactions from such FCM’s proprietary funds. If an FCM were not to do so to the full extent required by law, the assets of an account might not be fully protected in the event of the bankruptcy of an FCM. Furthermore, in the event of an FCM’s bankruptcy, a Portfolio would be limited to recovering only a pro rata share of all available funds segregated on behalf of an FCM’s combined customer accounts, even though certain property specifically traceable to the Portfolio (for example, U.S. Treasury bills deposited by the Portfolio) may be held by the FCM. FCM bankruptcies have occurred in which customers were unable to recover from the FCM’s estate the full amount of their funds owed and on deposit with such FCM. Such situations could arise due to various factors, or a combination of factors, including inadequate FCM capitalization, inadequate controls on customer trading and inadequate customer capital. In addition, an FCM will generally provide the clearinghouse the net amount of variation margin required for cleared swaps for all of its customers in the aggregate, rather than individually for each customer. The Portfolios are, therefore, subject to the risk that a clearinghouse will not make variation margin payments owed to a Portfolio if another customer of the clearing member has suffered a loss and is in default. A Portfolio may also be subject to the risk that it will be required to provide additional variation margin to the clearinghouse before the clearinghouse will move the Portfolio’s cleared derivatives transactions to another clearing member. Furthermore, in the event of the bankruptcy or insolvency of a clearinghouse, a Portfolio might experience a loss of funds deposited through its FCM as margin with the clearinghouse, a loss of unrealized profits on its open positions and the loss of funds owed to it as realized profits on closed positions. Such a bankruptcy or insolvency might also cause a substantial delay before a Portfolio could obtain the return of funds owed to it by an FCM who was a member of such clearinghouse.

In the case of cleared swaps, the FCM is required to notify the clearinghouse of the initial margin provided by the clearing member to the clearinghouse that is attributable to each customer. However, if the FCM does not accurately report a Portfolio’s initial margin, the Portfolio is subject to the risk that a clearinghouse will use the Portfolio’s assets held in an omnibus account at the clearinghouse to satisfy payment obligations of a defaulting customer of the clearing member to the clearinghouse.

Because bilateral derivative transactions are traded between counterparties based on contractual relationships, the Portfolios are subject to the risk that a counterparty will not perform its obligations under the related contracts. There can be no assurance that a counterparty will not default and that the Portfolios will not sustain a loss on a transaction as a result. In situations where the Portfolios are required to post margin or other collateral with a counterparty, the counterparty may fail to segregate the collateral or may commingle the collateral with the counterparty’s own assets. As a result, in the event of the counterparty’s bankruptcy or insolvency, a Portfolio’s collateral may be subject to the conflicting claims of the counterparty’s creditors, and the Portfolio may be exposed to the risk of a court treating the Portfolio as a general unsecured creditor of the counterparty, rather than as the owner of the collateral.

The Portfolios are subject to the risk that issuers of a Portfolio’s portfolio instruments may default on their obligations under those instruments and that certain events may occur that have an immediate and significant adverse effect on the value of those instruments. There can be no assurance that an issuer of an instrument in which the Portfolios invest will not default or that an event that has an immediate and significant adverse effect on the value of an instrument will not occur and that a Portfolio will not sustain a loss on a transaction as a result.

Transactions entered into by the Portfolios may be executed on various U.S. and non-U.S. exchanges and may be cleared and settled through various clearinghouses, custodians, depositories and prime brokers throughout the world. Although the Portfolios attempt to execute, clear and settle the transactions through entities the Adviser believes to be sound, there can be no assurance that a failure by any such entity will not lead to a loss to a Portfolio.

Margin. The Portfolios may post cash, securities or other assets and these instruments may not be denominated in the same currency as the contract they secure or the underlying instrument of the contract. This may give rise to a form of currency exposure, where changes in the value of foreign currencies can impact the value of the margin on deposit. The Portfolios may at times have significant margin obligations to broker-dealers or other entities as a result of listed or OTC derivatives positions. The Portfolios may use a tri-party collateral protection mechanism; tri-party arrangements may result in higher costs than if a Portfolio had posted margin directly. The Portfolios may also establish alternative collateral mechanisms in order to achieve a balance between cost and counterparty credit risk to a Portfolio.

Asset Segregation/Cover. To the extent obligations created by a Portfolio may be deemed to create “senior securities” (as defined in the 1940 Act), the Portfolio may be required to segregate or earmark liquid assets. A Portfolio segregates with its custodian or otherwise designates on its records (“earmarks”) cash, cash equivalents or liquid assets in an amount the Portfolio believes to be adequate to ensure that it has sufficient liquid assets to meet its obligations under its derivatives contracts, or the Portfolio may engage in other measures to “cover” its obligations with respect to such transactions. The amounts that are segregated or earmarked may be based on the derivative’s notional value or on the daily mark-to-market obligation under the derivatives contract and may be reduced by amounts on deposit with the applicable broker or counterparty to the derivatives transaction. A Portfolio may segregate or earmark amounts in addition to the amounts described above. For example, if a Portfolio writes a physically settled put option, it will typically segregate or earmark liquid assets equal to the exercise price of the option, less margin on deposit; if the Portfolio writes a cash settled put option, it will typically segregate or earmark liquid assets equal to the amount the option is in the money (meaning the difference between the exercise price of the option and the current market price of the reference instrument, when the exercise price of the option is higher than the market price of the reference instrument), marked to market on a daily basis, less margin on deposit. Alternatively, a Portfolio may, in certain circumstances, enter into an offsetting position rather than segregating or designating liquid assets (e.g., the Portfolio may cover a written put option with a purchased put option with the same or higher exercise price or cover a written call option with a purchased call option with the same or lower exercise price). Although the Adviser attempts to ensure that a Portfolio has sufficient liquid assets in respect of its obligations under its derivative contracts, it is possible that the Portfolio’s liquid assets may be insufficient to support such obligations under its derivatives positions. A Portfolio may be unable to use such segregated or earmarked assets for certain other purposes, which could result in the Portfolio earning a lower return on its portfolio than it might otherwise earn if it did not have to segregate those assets in respect of, or otherwise cover, such portfolio positions. To the extent a Portfolio’s assets are segregated or committed as cover, it could limit the Portfolio’s investment flexibility. A Portfolio may modify its asset segregation policies from time to time.

Regulatory Issues. The Portfolios are commodity pools under the CEA and the Adviser is registered as a commodity pool operator (“CPO”) under the CEA with respect to the Portfolios. The Adviser and the Portfolios are subject to dual regulation by the Commission and CFTC.

The CFTC and certain futures exchanges have established limits, referred to as “position limits,” on the maximum net long or net short positions which any person may hold or control in particular options and futures contracts. All positions owned or controlled by the same person or entity, even if in different accounts, may be aggregated for purposes of determining whether the applicable position limits have been exceeded. Thus, even if a Portfolio does not intend to exceed applicable position limits, it is possible that different clients managed by the Adviser may be aggregated for this purpose. Any modification of trading decisions or elimination of open positions that may be required to avoid exceeding such limits may adversely affect the profitability of the Portfolios.

Tax Issues. A Portfolio’s investments in options and other derivative instruments could affect the amount, timing and character of the Portfolio’s distributions; in some cases, the tax treatment of such investments may not be certain. The tax issues relating to these and other types of investments and transactions are described more fully under “Tax Status” below.

Subsidiaries. The assets of each Portfolio may be invested in one or more wholly-owned subsidiaries or trusts (each a “Subsidiary”). By investing in a Subsidiary, each such Portfolio will be indirectly exposed to the risks associated with the Subsidiary’s investments. The instruments held by a Subsidiary will be instruments that are permitted to be held by the corresponding Portfolio and subject to the same risks that apply to similar investments if held directly by the Portfolio. There can be no assurance that the investment objective of a Subsidiary will be achieved. Any such Subsidiary will not be registered under the 1940 Act and, unless otherwise noted in the Prospectus, will not be subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the jurisdiction of organization of any Subsidiary could result in the inability of the Portfolio and/or the Subsidiary to operate as expected and could adversely affect the Portfolio.

Debt Investments. The Portfolios can invest in debt securities. The Portfolios may invest in the debt securities of U.S. or foreign issuers. These debt securities may have fixed or floating interest rates; may or may not be collateralized; and may be below investment grade. The Portfolios have no limits as to the maturity of debt securities in which they invest or as to the market capitalization range of the issuers. The Portfolios do not have investment policies establishing specific maturity ranges for their investments, and they may be within any maturity range (short, medium or long) depending on the Adviser’s evaluation of investment opportunities available within the debt securities markets.

Corporate Debt Securities. The Portfolios can invest in a variety of debt securities of varying maturities issued by U.S. and foreign corporations, partnerships or other business entities. Corporate debt securities include bills, notes, debentures, money market instruments and similar instruments and securities, and are generally used by corporations and other issuers to borrow money from investors for such purposes as working capital or capital expenditures. The issuer pays the investor a variable or fixed rate of interest and normally must repay the amount borrowed on or before maturity. Certain bonds are “perpetual” in that they have no maturity date. The debt securities in which a Portfolio is invested may be subordinate to other liabilities of the issuer. If a borrower becomes insolvent, the borrower’s assets may be insufficient to meet its obligations to the holders of its subordinated debt. The investment return of corporate debt securities reflects interest earnings and changes in the market value of the security. The rate of return or return of principal on some debt obligations may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies.

Below Investment Grade Securities. The Portfolios can invest in below-investment-grade fixed income securities. Below investment grade debt securities, which are commonly called “junk bonds,” are bonds rated below BBB- by Standard & Poor’s Ratings Services (“S&P”) or Baa3 by Moody’s Investors Service, Inc., (“Moody’s”), or that have comparable ratings by another rating organization. Securities held by the Portfolios may be downgraded to below investment grade status after a Portfolio purchases them. Issuers of high yield debt are in many cases highly leveraged, and their relatively high debt-to-equity ratios create increased risks that their operations might not generate sufficient cash flow to service their debt obligations. Issuers of high yield debt may also be in poor financial condition, face special competitive or product obsolescence problems, or be in bankruptcy or other reorganizations or corporate liquidations.

Convertible Securities. While some convertible securities are a form of debt security, in certain cases their conversion feature (allowing conversion into equity securities) causes them to be regarded more as “equity equivalents.” As a result, the rating assigned to the security has less impact on the Adviser’s investment decision with respect to convertible securities than in the case of non-convertible fixed income securities.

The value of a convertible security is a function of its “investment value” and its “conversion value.” If the investment value exceeds the conversion value, the security will behave more like a debt security and the security’s price will likely increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the security will behave more like an equity security. In that case, it will likely sell at a premium over its conversion value and its price will tend to fluctuate directly with the price of the underlying security.

Obligations Issued or Guaranteed by U.S. Government Agencies or Instrumentalities. These include direct obligations and mortgage-related securities that have different levels of credit support from the U.S. government. Some are supported by the full faith and credit of the United States, such as Government National Mortgage Association pass-through mortgage certificates. Some are supported by the right of the issuer to borrow from the U.S. Treasury under certain circumstances, such as Federal National Mortgage Association (“Fannie Mae”) bonds and Federal Home Loan Mortgage Corporation (“Freddie Mac”) obligations. Others are supported only by the credit of the entity that issued them. Securities issued by Fannie Mae and Freddie Mac are also supported by commitments from the U.S. Treasury to purchase certain of those agencies’ securities during market conditions in which the U.S. Treasury deems it necessary for the promotion of market stability. In September 2008, the Federal Housing Finance Agency, an independent regulatory agency, placed the Federal National Mortgage Association and Federal Home Loan Mortgage Corporation into conservatorship. The U.S. Department of Treasury also entered into a secured lending credit facility with those companies and a preferred stock purchase agreement. The preferred stock purchase agreement was designed to ensure that each company maintain a positive net worth, be able to meet its outstanding obligations and continue providing liquidity to the mortgage market.

U.S. government securities are subject to market risk, risks related to changes in interest rates and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Portfolios. Securities issued or guaranteed by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government would provide financial support; U.S. government-related organizations may not have the funds to meet their payment obligations in the future. As a result of their high credit quality and market liquidity, U.S. Government securities generally provide a lower current return than obligations of other issuers.

Zero-Coupon Securities. The Portfolios can invest in zero-coupon securities. Zero-coupon U.S. government securities will typically be U.S. Treasury notes and U.S. Treasury bonds that have been stripped of their interest coupons or certificates representing interests in those stripped debt obligations and coupons.

Zero-coupon securities do not make periodic interest payments and are sold at a deep discount from their face value at maturity. The buyer recognizes a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. This discount depends on the time remaining until maturity, as well as prevailing interest rates, the liquidity of the security and the credit quality of the issuer. The discount typically decreases as the maturity date approaches.

Because zero-coupon securities pay no interest and compound semi-annually at the rate fixed at the time of their issuance, their value is generally more volatile than the value of other debt securities that pay interest. Their value may fall more dramatically than the value of interest-bearing securities when interest rates rise. When prevailing interest rates fall, zero-coupon securities tend to rise more rapidly in value because they have a fixed rate of return.

A Portfolio’s investment in zero-coupon securities may cause the Portfolio to recognize income for federal income tax purposes without a corresponding receipt of cash; this can require the Portfolio to dispose of investments, including when not otherwise advantageous to do so, to meet distribution requirements.

The Portfolios may also invest in zero-coupon and delayed interest securities and “stripped” securities of U.S. and foreign corporations and of foreign government issuers. These are similar in structure to zero-coupon and “stripped” U.S. government securities, but in the case of foreign government securities may or may not be backed by the “full faith and credit” of the issuing foreign government. Zero-coupon securities issued by foreign governments and by corporations will be subject to greater credit risks than U.S. government zero-coupon securities.

Other “Stripped” Securities. In addition to buying stripped Treasury securities (as described herein), the Portfolios can invest in stripped mortgage-related securities that are created by segregating the cash flows from underlying mortgage loans or mortgage securities to create two or more new securities. Each has a specified percentage of the underlying security’s principal or interest payments. These are a form of derivative investment.

Mortgage securities may be partially stripped so that each class receives some interest and some principal. However, they may be completely stripped. In that case all of the interest is distributed to holders of one type of security, known as an “interest-only” security, or “I/O,” and all of the principal is distributed to holders of another type of security, known as a “principal-only” security or “P/O.” Strips can be created for pass-through certificates or collateralized mortgage obligations (CMOs).

The yields to maturity of I/Os and P/Os are very sensitive to principal repayments (including prepayments) on the underlying mortgages. If the underlying mortgages experience greater than anticipated prepayments of principal, a Portfolio might not fully recoup its investment in an I/O based on those assets. If underlying mortgages experience less than anticipated prepayments of principal, the yield on the P/Os based on them could decline substantially.

Floating Rate and Variable Rate Obligations. The Portfolios can invest in debt securities that have floating or variable interest rates. Those variable rate obligations may have a demand feature that allows a Portfolio to tender the obligation to the issuer or a third party prior to its maturity. The tender may be at par value plus accrued interest, according to the terms of the obligations.

Because the interest rates on floating rate bonds adjust periodically to reflect current market rates, falling short-term interest rates should tend to decrease the income payable to the Portfolios on their floating rate investments and rising rates should tend to increase that income. However, investments in floating rate and variable rate obligations should also mitigate the fluctuations in the Portfolios’ net asset values during periods of changing interest rates, compared to changes in values of fixed-rate debt securities. Nevertheless, changes in interest rates can affect the value of a Portfolio’s floating rate investments, especially if rates change sharply in a short period, because the resets of the interest rates on the investments occur periodically and will not all happen simultaneously with changes in prevailing rates. Having a shorter average reset period for its portfolio of investments may help mitigate that risk.

The interest rate on a floating rate demand note is adjusted automatically according to a stated prevailing market rate, such as the Prime Rate, the 91-day U.S. Treasury Bill rate or some other standard. The instrument’s rate is adjusted automatically each time the base rate is adjusted. The interest rate on a variable rate note is also based on a stated prevailing market rate but is adjusted automatically at specified intervals. Generally, the changes in the interest rate on such securities reduce the fluctuation in their market value. As interest rates decrease or increase, the potential for capital appreciation or depreciation is less than that for fixed-rate obligations of the same maturity.

Floating rate and variable rate demand notes that have a stated maturity in excess of one year may have features that permit the holder to recover the principal amount of the underlying security at specified intervals not exceeding one year and upon no more than 30 days’ notice. The issuer of that type of note normally has a corresponding right in its discretion, after a given period, to prepay the outstanding principal amount of the note plus accrued interest. Generally the issuer must provide a specified number of days’ notice to the holder. The Portfolios can also invest in step-coupon bonds that have a coupon rate that changes periodically during the life of the security on pre-determined dates that are set when the security is issued.

Real Estate Investment Trusts. The Portfolios can invest in equity and debt securities of real estate investment trusts (“REITs”). In general, the value of a REIT’s shares changes in light of factors affecting the real estate industry, which include the supply of real property in particular markets, overbuilding, changes in zoning laws, casualty or condemnation losses, delays in completion of construction, changes in operations costs and property taxes, levels of occupancy, adequacy of rent to cover operating expenses, possible environmental liabilities, regulatory limitations on rent, fluctuations in rental income, increased competition, and other risks related to local and regional market conditions. The value of a REIT’s shares also may be affected by changes in interest rates, macroeconomic developments, and social and economic trends.

REITs are also subject to the risk of fluctuations in income from underlying assets, poor performance by the REIT’s manager, the manager’s inability to manage cash flows generated by the REIT’s assets, adverse local or general economic conditions, possible lack of availability of financing, changes in interest rates, self-liquidation, adverse economic conditions, adverse changes in the tax laws, and, with regard to certain REITs, the risk of failing to qualify for tax-free pass-through of income under the Code and/or to maintain exempt status under the 1940 Act. If a REIT were not to be eligible for the favorable tax treatment afforded to REITs under the Code, it would be subject to federal income tax, thus reducing its value. REITs also depend upon specialized management skills, may have limited financial resources and may have limited diversification because they invest in a limited number of properties or mortgages, a narrow geographic area or a single type of property or mortgage. The equity securities of private REITs are not traded on a national securities exchanges, and are therefore generally illiquid.

In addition, different types of REITs have different risk profiles. The value of securities issued by equity REITs, which own properties that are leased to tenants and derive income from the collection of rents, may be affected by changes in the value of the underlying real property, fluctuations in the demand for real estate, defaults by tenants, and decreases in market rates for rent. The value of securities issued by mortgage REITs, which invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments, may be affected by the quality of credit extended, prepayments and defaults by borrowers, and changes in market interest rates, and may be more susceptible to interest rate risk than equity REITs. Hybrid REITs invest in a combination of real property and real property mortgages, and are subject to the risks associated with both equity REITs and mortgage REITs to varying degrees depending on the relative weights of their investment in each category.

By investing in REITs indirectly through a Portfolio, an investor will bear not only his or her proportionate share of the expenses of the Portfolio, but also, indirectly, similar expenses of REITs. In addition, REITs depend generally on their ability to generate cash flow to make distributions to investors.

Exchange-Traded Notes (“ETNs”). An investment in an ETN involves risks, including possible loss of principal. ETNs are a type of structured note, and are unsecured debt securities that are linked to the total return of a market index. Risks of investing in ETNs also include limited portfolio diversification, uncertain principal payment and illiquidity. Additionally, the investor fee will reduce the amount of return at maturity or upon redemption, and as a result the investor may receive less than the principal amount at maturity or upon redemption, even if the value of the relevant index has increased.

Money Market Instruments. The Portfolios may invest in money market instruments, which are U.S. dollar-denominated, high-quality, short-term debt obligations, to provide liquidity, for temporary defensive purposes, or for other purposes. Money market instruments may have fixed, variable or floating interest rates. Examples of money market instruments include obligations issued or guaranteed by the U.S. government (or any of its agencies or instrumentalities); bank obligations, such as time deposits, certificates of deposit and bankers’ acceptances; commercial paper; and variable amount master demand notes.

Foreign Government Obligations and Securities of Supranational Entities Risk. Exposure to foreign government obligations and the sovereign debt of emerging market countries makes the Portfolios vulnerable to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities or in which the issuers are located. The ability and willingness of sovereign obligors in emerging market countries or the governmental authorities that control repayment of their debt to pay principal and interest on such debt when due may depend on general economic and political conditions within the relevant country. Certain countries in which the Portfolios may have investment exposure have historically experienced, and may continue to experience, high rates of inflation, high interest rates and extreme poverty and unemployment. Some of these countries are also characterized by political uncertainty or instability. Additional factors which may influence the ability or willingness of a foreign government or country to service debt include a country’s cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole and its government’s policy towards the International Monetary Fund, the International Bank for Reconstruction and Development and other international agencies. The ability of a foreign sovereign obligor to make timely payments on its external debt obligations also will be strongly influenced by the obligor’s balance of payments, including export performance, its access to international credits and investments, fluctuations in interest rates and the extent of its foreign reserves. A governmental obligor may default on its obligations. Some sovereign obligors in emerging market countries have been among the world’s largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. These obligors, in the past, have experienced substantial difficulties in servicing their external debt obligations, which led to defaults on certain obligations and the restructuring of certain indebtedness.

Additional Information Regarding Borrowing. Each Portfolio may borrow money to meet redemption requests or for investment purposes (i.e., to purchase additional portfolio securities). A Portfolio may be required to modify its investment program in order to meet the terms of any borrowing arrangement. If so, the Portfolio may not meet its investment objectives.

Additional Information Regarding Securities Lending. The Portfolios have earned, and may continue to earn, additional income from lending securities. Voting rights or rights to consent with respect to the loaned securities pass to the borrower. A Portfolio generally will have the right to call securities loans at any time on reasonable notice, and generally intends to do so if both (i) the Adviser receives adequate notice of a proposal upon which shareholders are being asked to vote and (ii) the Adviser believes that the benefits to the Portfolio of voting on such proposal outweigh the benefits to the Portfolio of having the security remain out on loan. However, as described in the Prospectus, the Portfolio bears the risk of delay in the return of the security, impairing the Portfolio’s ability to vote on such matters. Securities loans generally are required to be secured continuously by collateral in cash, cash equivalents (such as money market instruments) or other liquid securities held by the custodian and maintained in an amount at least equal to the market value of the securities loaned.

During the time a security is on loan and the issuer of the security makes an interest or dividend payment, the borrower pays a Portfolio a substitute payment equal to any interest or dividends the Portfolio would have received directly from the issuer of the security if the Portfolio had not loaned the security. When a Portfolio receives dividends directly from domestic or certain foreign corporations, a portion of the dividends paid by the Portfolio itself to its shareholders and attributable to those dividends (but not the portion attributable to substitute payments) may be eligible for: (i) treatment as “qualified dividend income” in the hands of individuals; or (ii) the federal dividends received deduction in the hands of corporate shareholders. The Adviser therefore may cause a Portfolio to terminate a securities loan — and forego any income on the loan after the termination — in anticipation of a dividend payment. By doing so, a Portfolio would receive the dividend directly from the issuer of the securities, rather than a substitute payment from the borrower of the securities, and thereby preserve the possibility of those tax benefits for certain Portfolio shareholders. However, the Adviser is under no obligation to do so, and there can be no assurance that the Adviser will do so in all circumstances or at all.

Repurchase Agreements. The Portfolios may enter into securities repurchase transactions. In a securities repurchase transaction, one party sells a security to a counterparty, subject to an obligation to repurchase those securities at a later date, generally at a higher price, with the difference in price representing an interest component. For example, one party might sell securities to a counterparty for a price equal to 95% of the current market value of the securities, subject to an obligation to repurchase the securities for 97% of the current market value of the securities. Securities repurchase transactions are generally marked to market daily by delivering additional securities, or returning securities, so that the market value of the securities delivered remains a constant percentage of the initial purchase price. The Portfolios may enter into repurchase agreements with banks and broker-dealers, with the relevant Portfolio as the initial purchaser of securities held by the banks or broker-dealers. The Portfolios might do so with temporarily available cash (e.g., pending the investment of the proceeds from sales of Portfolio shares or pending the settlement of portfolio securities transactions) or for temporary defensive purposes. In this case, a repurchase agreement is a contract under which a Portfolio acquires a security, typically for a relatively short period, for cash and subject to the commitment of the seller to repurchase the security for an agreed-upon price on a specified date. The repurchase price exceeds the acquisition price and reflects an agreed-upon market rate unrelated to any coupon rate on the purchased security. Approved sellers for repurchase agreements on U.S. government securities include U.S. commercial banks, U.S. branches of foreign banks or broker-dealers that have been designated as primary dealers in government securities. They must meet credit requirements set by the Adviser from time to time. Repurchase agreements afford a Portfolio the opportunity to earn a return on temporarily available cash without market risk, although the Portfolio bears the risk that the counterparty will be unwilling or unable to perform its obligation to repurchase the relevant securities at maturity of the securities repurchase transaction. Such a default may subject the Portfolio to expenses, delays and risks of loss including: (i) possible declines in the value of the underlying security while the Portfolio seeks to enforce its rights thereto, (ii) possible reduced levels of income and lack of access to income during this period and (iii) the inability to enforce its rights and the expenses involved in attempted enforcement. In that event, if a Portfolio were unable to sell the relevant securities for net proceeds at least equal to the specified repurchase price under the securities repurchase transaction, that Portfolio would suffer a loss. Entering into repurchase agreements entails certain risks, which include the risk that the counterparty to the repurchase agreement may not be able to fulfill its obligations, as discussed above, that the parties may disagree as to the meaning or application of contractual terms, or that the instrument may not perform as expected. There is no limit on the amount of each Portfolio’s net assets that may be subject to repurchase agreements, subject to any limitations on illiquid investments.

Reverse Repurchase Agreements. The Portfolios may enter into securities repurchase transactions similar to those described above, except that a Portfolio is the initial seller of securities held by such Portfolio (generally referred to as “reverse repurchase transactions”) instead of the initial purchases of securities held by the Portfolio’s counterparty. The Portfolios may enter into reverse repurchase agreements with banks and brokers, with the relevant Portfolio as the initial seller of securities to the banks or brokers. In this case, a reverse repurchase agreement involves a sale by a Portfolio of portfolio securities concurrently with an agreement by the Portfolio to repurchase the same securities at a later date at a fixed price. During the reverse repurchase agreement period, the Portfolio continues to receive principal and interest payments on the securities. When entering into a reverse repurchase agreement, a Portfolio bears the risk of delay and costs involved in recovery of securities if the initial purchaser of the securities fails to return the securities upon repurchase or fails financially. These delays and costs could be greater with respect to foreign securities. Although securities repurchase transactions are generally marked to market daily, a Portfolio also faces the risk that securities subject to a securities repurchase transaction will decline quickly in value, and the Portfolio will remain obligated to repurchase those securities at a higher price, potentially resulting in a loss.

If the buyer in a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Portfolio’s use of proceeds from the sale of its securities may be restricted while the other party or its trustee or receiver determines whether to honor the Portfolio’s right to repurchase the securities. Furthermore, in that situation a Portfolio may be unable to recover the securities it sold in connection with a reverse repurchase agreement and as a result would realize a loss equal to the difference between the value of the securities and the payment it received for them. This loss would be greater to the extent the buyer paid less than the value of the securities the Portfolio sold to it (e.g., a buyer may only be willing to pay $95 for a security with a market value of $100). A Portfolio’s use of reverse repurchase agreements also subjects the Portfolio to interest costs based on the difference between the sale and repurchase price of a security involved in such a transaction. Additionally, reverse repurchase agreements entail the same risks as OTC derivatives. These include the risk that the counterparty to the reverse repurchase agreement may not be able to fulfill its obligations, that the parties may disagree as to the meaning or application of contractual terms, or that the instrument may not perform as expected. Reverse repurchase agreements and dollar rolls are not considered borrowings by a Portfolio for purposes of a Portfolio’s fundamental investment restriction on borrowings if a Portfolio covers its obligations under these transactions or maintains liquid assets equal in value to its obligations in respect of these transactions.

“When-Issued” and “Delayed-Delivery” Transactions. The Portfolios may invest in securities on a “when-issued” basis and may purchase or sell securities on a “delayed-delivery” (or “forward-commitment”) basis. “When-issued” and “delayed-delivery” are terms that refer to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery.

When such transactions are negotiated, the price (which is generally expressed in yield terms) is fixed at the time the commitment is made. Delivery and payment for the securities take place at a later date. The securities are subject to change in value from market fluctuations during the period until settlement. The value at delivery may be less than the purchase price. For example, changes in interest rates in a direction other than that expected by the Adviser before settlement will affect the value of such securities and may cause a loss to a Portfolio. During the period between purchase and settlement, a Portfolio makes no payment to the issuer and no interest accrues to the Portfolio from the investment until it receives the security at settlement.

The Portfolios may engage in when-issued transactions to secure what the Adviser considers to be an advantageous price and yield at the time the obligation is entered into. When a Portfolio enters into a when-issued or delayed-delivery transaction, it relies on the other party to complete the transaction. Its failure to do so may cause the Portfolio to lose the opportunity to obtain the security at a price and yield the Adviser considers to be advantageous.

When a Portfolio engages in when-issued and delayed-delivery transactions, it does so for the purpose of acquiring or selling securities consistent with its investment objective and policies or for delivery pursuant to options contracts it has entered into, and not for the purpose of investment leverage. Although a Portfolio’s purpose in entering into delayed-delivery or when-issued purchase transactions is to acquire securities, it may dispose of a commitment prior to settlement. If a Portfolio chooses to dispose of the right to acquire a when-issued security prior to its acquisition or to dispose of its right to delivery or receive against a forward commitment, it may incur a gain or loss.

At the time a Portfolio makes the commitment to purchase or sell a security on a when-issued or delayed-delivery basis, it records the transaction on its books and reflects the value of the security purchased in determining the Portfolio’s net asset value. In a sale transaction, it records the proceeds to be received. Each Portfolio identifies on its books liquid assets at least equal in value to the value of the Portfolio’s purchase commitments until the Portfolio pays for the investment.

When-issued and delayed-delivery transactions can be used by the Portfolios as a defensive technique to hedge against anticipated changes in interest rates and prices. For instance, in periods of rising interest rates and falling prices, a Portfolio might sell securities in its portfolio on a forward commitment basis to attempt to limit its exposure to anticipated falling prices. In periods of falling interest rates and rising prices, a Portfolio might sell portfolio securities and purchase the same or similar securities on a when-issued or delayed-delivery basis to obtain the benefit of currently higher cash yields.

Loans. Each Portfolio may invest in bank loans or other loans. By purchasing a loan, a Portfolio acquires some or all of the interest of a bank or other lending institution in a loan to a particular borrower. A Portfolio may hold a loan through another financial institution, and in such cases would be purchasing a “participation” in the loan. A Portfolio also may purchase loans by assignment from another lender, and in such cases would act as part of a lending syndicate. Many loans are secured by the assets of the borrower, and most impose restrictive covenants that must be met by the borrower. These loans are typically made by a syndicate of banks, represented by an agent bank which has negotiated and structured the loan and which is responsible generally for collecting interest, principal and other amounts from the borrower on its own behalf and on behalf of the other lending institutions in the syndicate and for enforcing its and their other rights against the borrower. Each of the lending institutions, including the agent bank, lends to the borrower a portion of the total amount of the loan, and retains the corresponding interest in the loan.

A Portfolio’s ability to receive payments of principal and interest and other amounts in connection with loan participations held by it will depend primarily on the financial condition of the borrower as well as the financial institution from which it purchases the loan. The value of collateral, if any, securing a loan can decline, or may be insufficient to meet the borrower’s obligations or difficult to liquidate. In addition, a Portfolio’s access to collateral may be limited by bankruptcy or other insolvency laws. The failure by a Portfolio to receive scheduled interest or principal payments on a loan would adversely affect the income of the Portfolio and would likely reduce the value of its assets, which would be reflected in a reduction in the Portfolio’s NAV. Banks and other lending institutions generally perform a credit analysis of the borrower before originating a loan or participating in a lending syndicate. In selecting the loans in which a Portfolio will invest, however, the Adviser will not rely solely on that credit analysis, but will perform its own investment analysis of the borrowers. The Adviser’s analysis may include consideration of the borrower’s financial strength and managerial experience, debt coverage, additional borrowing requirements or debt maturity schedules, changing financial conditions and responsiveness to changes in business conditions and interest rates. The Adviser generally will not have access to non-public information to which other investors in syndicated loans may have access. Because loans in which a Portfolio may invest generally are not rated by independent credit rating agencies, a decision by the Portfolio to invest in a particular loan will depend almost exclusively on the Adviser’s and the original lending institution’s credit analysis of the borrower. Investments in loans may be of any quality, including “distressed” loans, and will be subject to a Portfolio’s credit quality policy. The loans in which a Portfolio may invest include those that pay fixed rates of interest and those that pay floating rates — i.e., rates that adjust periodically based on a known lending rate, such as a bank’s prime rate.

Investing directly in loans or other direct debt instruments exposes a Portfolio to various risks similar to those borne by a creditor. Such risks include the risk of default, the risk of delayed repayment and the risk of inadequate collateral. Transactions in many loans settle on a delayed basis, and the Portfolio may not receive the proceeds from the sale of a loan for a substantial period after the sale. As a result, those proceeds will not be available to make additional investments or to meet the Portfolio’s redemption obligations.

In addition, when holding a loan participation, the Portfolio is subject to the credit risk of the intermediary financial institution. If the Portfolio holds its interest in a loan through another financial institution, the Portfolio likely would not be able to exercise its rights directly against the borrower and may not be able to cause the financial institution to take what it considers to be appropriate action. If the Portfolio relies on a financial institution to administer a loan, the Portfolio is subject to the risk that the financial institution may be unwilling or unable to demand and receive payments from the borrower in respect of the loan, or otherwise unwilling or unable to perform its administrative obligations.

Legal and Regulatory Risks. The Portfolios may be adversely affected by new (or revised) laws or regulations that may be imposed by the CFTC, the Commission, the U.S. Federal Reserve or other banking regulators, or other governmental regulatory authorities or self-regulatory organizations that supervise the financial markets. These agencies are empowered to promulgate a variety of rules pursuant to financial reform legislation in the United States, such as the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”), which was signed into law in July 2010. The Portfolios may also be adversely affected by changes in the enforcement or interpretation of existing statutes and rules. In addition, the securities and futures markets are subject to comprehensive statutes, regulations and margin requirements. The CFTC, the Commission, the Federal Deposit Insurance Corporation, other regulators and self-regulatory organizations and exchanges are authorized to take extraordinary actions in the event of market emergencies. The regulation of derivatives transactions and funds that engage in such transactions is an evolving area of law and is subject to modification by government and judicial action. The ultimate impact of the Dodd-Frank Act, and any resulting regulation, is not yet certain and issuers in which the Portfolios invest may also be affected by the new legislation and regulation in ways that are currently unforeseeable. Governments or their agencies also may acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The long-term implications of government ownership and disposition of these assets are unclear, and may have positive or negative effects on the liquidity, valuation and performance of the Portfolios’ portfolio holdings.

The Dodd-Frank Act provides for, among other things, new regulation of the derivatives market, including new clearing, margin, reporting and registration requirements. The legislation leaves much to rulemaking, only some of which has been completed, so its ultimate impact remains unclear. New regulations could, among other things, adversely affect the value of the investments held by a Portfolio, restrict the Portfolio’s ability to engage in derivatives transactions (for example, by making certain types of derivatives transactions no longer available to the Portfolio) and/or increase the costs of such derivatives transactions (for example, by increasing margin or capital requirements) and the Portfolio’s ability to execute certain investment strategies may be adversely affected as a result. It is unclear how the regulatory changes will affect counterparty risk.

If a perception develops that there is or in the future could be renewed regulatory focus on participants who benefit from their participation in any U.S. government-sponsored program, or attempts by legislative and/or regulatory bodies to impose new restrictions and/or taxes and penalties on such participants, possibly even with retroactive effect, then a Portfolio’s position in such securities may be compromised.

Adjustable Rate and Auction Preferred Securities. Each Portfolio may invest in adjustable rate or auction rate preferred securities. Typically, the dividend rate on an adjustable rate preferred security is determined prospectively each quarter by applying an adjustment formula established at the time of issuance of the security. Although adjustment formulas vary among issues, they typically involve a fixed premium or discount relative to rates on specified debt securities issued by the U.S. Treasury. Typically, an adjustment formula will provide for a fixed premium or discount adjustment relative to the highest base yield of three specified U.S. Treasury securities: the 90-day Treasury bill, the 10-year Treasury note and the 20-year Treasury bond. The premium or discount adjustment to be added to or subtracted from this highest U.S. Treasury base rate yield is fixed at the time of issue and cannot be changed without the approval of the holders of the security. The dividend rate on other preferred securities, commonly known as auction preferred securities, is adjusted at intervals that may be more frequent than quarterly, such as every 49 days, based on bids submitted by holders and prospective purchasers of such securities and may be subject to stated maximum and minimum dividend rates. The issues of most adjustable rate and auction preferred securities currently outstanding are perpetual, but are redeemable after a specified date at the option of the issuer. Certain issues supported by the credit of a high-rated financial institution provide for mandatory redemption prior to expiration of the credit arrangement. No redemption can occur if full cumulative dividends are not paid. Although the dividend rates on adjustable and auction preferred securities generally are adjusted or reset frequently, the market values of these preferred securities still may fluctuate in response to changes in interest rates. Market values of adjustable preferred securities also may substantially fluctuate if interest rates increase or decrease once the maximum or minimum dividend rate for a particular security is approached.

Liquidity and Restricted Securities. The Trust’s Board of Trustees (the “Board”) has delegated to the Adviser the responsibility for determining whether the securities in which the Portfolios invest are liquid or illiquid, which the Adviser carries out on a case-by-case basis based on procedures approved by the Board that set forth various factors relating to a Portfolio’s ability to dispose of such securities in an appropriate manner. The Board will monitor and periodically review liquidity determinations. Each Portfolio may invest at the time of purchase up to 15% of its net assets in securities that are illiquid, which may be difficult to value properly and may involve greater risks than liquid securities. If the value of a Portfolio’s holdings of illiquid securities at any time exceeds the 15% limitation due to subsequent fluctuations in value or other reasons, the Board will consider what actions, if any, are appropriate to maintain adequate liquidity.

Portfolio Turnover. Purchases and sales of portfolio investments may be made as considered advisable by the Adviser in the best interests of the shareholders. Each Portfolio’s portfolio turnover rate may vary from year-to-year, as well as within a year. A Portfolio’s distributions of any net short-term capital gains realized from portfolio transactions are taxable to shareholders as ordinary income. In addition, higher portfolio turnover rates can result in corresponding increases in portfolio transaction costs for a Portfolio.

For reporting purposes, a Portfolio’s portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by that Portfolio during the fiscal year. In determining such portfolio turnover, all securities whose maturities at the time of acquisition were one year or less are excluded. A 100% portfolio turnover rate would occur, for example, if all of the securities in a Portfolio’s investment portfolio (other than short-term money market securities) were replaced once during the fiscal year. Some of the Portfolios may engage in active and frequent trading to try to achieve their investment objectives. Portfolio turnover will not be a limiting factor should the Adviser deem it advisable to purchase or sell securities.

The historical portfolio turnover rate for each Portfolio is shown under the heading “Financial Highlights” in the Portfolios’ Prospectus. Changes in portfolio turnover rates are generally anticipated to be the result of increased or decreased trading volume in long-term securities.

Investment Restrictions

Fundamental Investment Restrictions of the Portfolios

The following investment restrictions of the Portfolios are designated as fundamental policies and as such cannot be changed without the approval of the holders of a majority of each Portfolio’s outstanding voting securities. Under the 1940 Act, a “majority” vote is defined as the vote of the holders of the lesser of: (a) 67% or more of the shares of a Portfolio present at a meeting if the holders of more than 50% of the outstanding shares are present or represented by proxy at the meeting; or (b) more than 50% of the outstanding shares of a Portfolio.

Under these restrictions, each Portfolio:

(1) may issue senior securities to the extent permitted by applicable law;

(2) may borrow money to the extent permitted by applicable law;

(3) may underwrite securities to the extent permitted by applicable law;

(4) may purchase, sell or hold real estate to the extent permitted by applicable law;

(5) may make loans to the extent permitted by applicable law;

(6) may purchase and sell commodities to the extent permitted by applicable law; and

(7) may not invest more than 25% of its net assets in a particular industry or group of industries (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities).

Summary of 1940 Act Restrictions on Certain Activities

The fundamental investment limitations set forth above permit each Portfolio to engage in certain practices and purchase securities and other instruments as permitted by, or consistent with, the 1940 Act, the rules or regulations thereunder or applicable orders of the Commission. In addition, interpretations and guidance provided by the Commission Staff may be taken into account, where deemed appropriate by a Portfolio, to determine if a certain practice or the purchase of securities or other instruments is permitted by the 1940 Act, the rules or regulations thereunder or applicable orders of the Commission. As a result, the foregoing fundamental investment policies may be interpreted differently over time as the statute, rules, regulations or orders (or, if applicable, interpretations) that relate to the meaning and effect of these policies change.

Senior Securities. The 1940 Act currently prohibits an open-end investment company from issuing any senior securities, except to the extent it is permitted to borrow money

Borrowing. The 1940 Act currently permits an open-end investment company to borrow money from a bank so long as the ratio that the value of the total assets of the investment company (including the amount of any such borrowing), less the amount of all liabilities and indebtedness (other than such borrowing) of the investment company, bears to the amount of such borrowing is at least 300%. An open-end investment company may also borrow money from other lenders in accordance with applicable law and positions of the Commission and its Staff. An investment company may engage in reverse repurchase agreements without limit, subject to applicable law.

Underwriting. The 1940 Act currently permits an investment company to engage in transactions involving the acquisition, disposition or resale of its portfolio securities under circumstances where it may be considered to be an underwriter under the Securities Act of 1933, as amended.

Real Estate. The 1940 Act does not directly limit an investment company’s ability to purchase, sell or hold real estate, but it does require a registered investment company to disclose whether it reserves freedom of action to purchase and sell real estate and, if so, to provide a brief statement, insofar as practicable, of the extent to which it intends to engage in these investments. The Portfolios have reserved freedom of action to purchase, sell or hold real estate, but their principal investment strategies do not currently contemplate these investments.

Loans. The 1940 Act currently permits an investment company to make loans if permitted to do so by its investment policies; provided that the investment company does not make loans to a person who controls it or is under common control with it (unless such person owns all of the investment company’s outstanding securities).

Commodities. The 1940 Act does not directly limit an investment company’s ability to purchase or sell commodities, including physical commodities, but it does require a registered investment company to disclose whether it reserves freedom of action to purchase and sell commodities and, if so, to provide a brief statement, insofar as practicable, of the extent to which it intends to engage in these investments. The Portfolios have reserved freedom of action to purchase or sell commodities, and their principal investment strategies contemplate investments in certain types of commodities contracts. The Portfolios’ principal investment strategies do not currently contemplate investments in physical commodities.

All percentage limitations on investments will apply at the time of investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment, except that with respect to Fundamental Investment Restriction (2) above, a Portfolio will take steps to restore the asset coverage ratio described above under “Borrowing” within three days after such deficiency occurs (excluding Sundays and holidays) or such longer period as may be permitted by applicable regulations. Except for the investment restrictions listed above as fundamental or to the extent designated as such in the Prospectus, the other investment policies described in this SAI or in the Prospectus are not fundamental and may be changed by approval of the Board.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Board has adopted, on behalf of the Portfolios, policies and procedures relating to disclosure of each Portfolio’s securities. These policies and procedures are designed to protect the confidentiality of each Portfolio’s holdings that are not publicly available (“Confidential Portfolio Holdings”) and to prevent the selective disclosure of such information. These policies and procedures may be modified at any time with the approval of the Board.

The holdings of each Portfolio currently are disclosed in quarterly filings with the Commission on Form N-Q as of the end of the first and third quarters of each Portfolio’s fiscal year and on Form N-CSR as of the second and fourth quarters of each Portfolio’s fiscal year. In addition, each Portfolio may disclose to the general public its holdings information from time to time. Form N-Q is being rescinded. Once Form N-Q is rescinded, disclosure of the Portfolios’ complete holdings will be required to be made monthly on Form N-PORT, with every third month made available to the public by the Commission 60 days after the end of the Portfolios’ fiscal quarter.

The Trust may disclose Confidential Portfolio Holdings to certain persons, including shareholders of the Trust (including shareholders of record of indirect investments in a Portfolio through another fund managed by the Adviser), qualified potential shareholders as determined by the Adviser (including qualified potential shareholders who are considering an indirect investment in a Portfolio through another fund managed by the Adviser), and their consultants or agents (“Permitted Recipients”). This information may be made available as soon as the business day following the date to which the information relates.

Except as otherwise noted, to receive Confidential Portfolio Holdings, Permitted Recipients must enter into a confidentiality agreement with the Adviser and the Trust that requires that the Confidential Portfolio Holdings be used solely for purposes determined by senior management of the Adviser to be in the best interest of the shareholders of the Portfolio to which the information relates.

If the Adviser becomes aware that a recipient has or is likely to violate the terms of a confidentiality agreement regarding Confidential Portfolio Holdings, the Adviser shall cease providing such information to such recipient.

If senior management of the Adviser identifies a potential conflict with respect to the disclosure of Confidential Portfolio Holdings between the interest of a Portfolio’s shareholders, on the one hand, and the Adviser or an affiliated person of the Adviser or the Portfolio, on the other, the Adviser is required to inform the Trust’s Chief Compliance Officer (“CCO”) of the potential conflict, and the CCO has the power to decide whether, in light of the circumstances, disclosure should be permitted under the circumstances. The CCO also is required to report her decision to the Board.

In addition, the Trust may also disclose Confidential Portfolio Holdings on a selective basis if the CCO (or an individual designated by the CCO) approves the disclosure and determines that: (i) there is a legitimate business purpose for such disclosure; (ii) recipients are subject to a duty of confidentiality, including a duty not to trade on the nonpublic information; and (iii) the disclosure is in the best interests of Portfolio shareholders.

Notwithstanding the foregoing, Confidential Portfolio Holdings of a Portfolio may generally be made available more frequently and prior to its public availability (i) to the Adviser, the Portfolios’ administrator, custodian, principal underwriter and certain other service providers (such as pricing services, proxy voting services, financial printers, pricing information vendors, third parties that deliver analytical, statistical or consulting services, ratings and rankings agencies and other unaffiliated third parties or their affiliates that provide services and may require Confidential Portfolio Holdings to provide services to the Portfolios (collectively, “Service Providers”); (ii) to an accounting firm, an auditing firm or outside legal counsel retained by the Service Providers, their affiliates or a Portfolio; (iii) to certain Portfolio affiliates; (iv) as required by law and (v) to any other party for a legitimate business purpose upon waiver or exception with the approval of the CCO.

The policies and procedures of the Portfolios provide that none of the Portfolios, their service providers, the Adviser or any other party may receive compensation in connection with the disclosure of Confidential Portfolio Holdings.

The Adviser has primary responsibility for ensuring that a Portfolio’s Confidential Portfolio Holdings are disclosed only in accordance with these policies. As part of this responsibility, the Adviser will maintain such internal policies and procedures as it believes are reasonably necessary for preventing the unauthorized disclosure of Confidential Portfolio Holdings.

MANAGEMENT OF THE PORTFOLIOS

Board of Trustees

The business and affairs of the Portfolios are managed under the oversight of the Board subject to the laws of the State of Delaware and the Trust’s Third Amended and Restated Agreement and Declaration of Trust (the “Declaration of Trust”). The Trustees are responsible for oversight of the practices and processes of the Portfolios and their service providers, rather than active management of the Portfolios, including in matters relating to risk management. The Trustees seek to understand the key risks facing the Portfolios, including those involving conflicts of interest; how Portfolio management identifies and monitors those risks on an ongoing basis; how Portfolio management develops and implements controls to mitigate those risks; and how Portfolio management tests the effectiveness of those controls. The Board cannot foresee, know or guard against all risks, nor are the Trustees guarantors against risk. The officers of the Portfolios conduct and supervise the Portfolios’ daily business operations. Trustees who are not deemed to be “interested persons” of the Portfolios as defined in the 1940 Act are referred to as “Independent Trustees.” Trustees who are deemed to be “interested persons” of the Portfolios are referred to as “Interested Trustees.”

The Board meets as often as necessary to discharge its responsibilities. Currently, the Board conducts regular quarterly meetings, including in-person or telephonic meetings, and holds special in-person or telephonic meetings as necessary to address specific issues that require attention prior to the next regularly scheduled meeting. At these meetings, officers of the Trust provide the Board (or one of its committees) with written and oral reports on regulatory and compliance matters, operational and service provider matters, organizational developments, product proposals, audit results, and insurance and fidelity bond coverage. In addition, it is expected that the Independent Trustees meet at least annually to review, among other things, investment management agreements and certain other plans and agreements, and to consider such other matters as they deem appropriate.

The Board has established two standing committees — an Audit Committee and a Valuation Committee — to assist the Board in its oversight of risk as part of its broader oversight of the Portfolios’ affairs. The Committees, both of which are comprised solely of the Board’s Independent Trustees, are described below. The Board may establish other committees, or nominate one or more Trustees to examine particular issues related to the Board’s oversight responsibilities, from time to time. Each Committee meets periodically to perform its delegated oversight functions and reports its findings and recommendations to the Board.

The Board does not have a lead Independent Trustee. The Board, taking into consideration its oversight responsibility of the Portfolios, including the Portfolios’ regular use of fair valuation and the Board’s extensive experience overseeing the development and implementation of fair valuation processes, believes that its leadership structure is appropriate. In addition, the Board’s use of Committees (each of which is chaired by an

Independent Trustee with substantial industry experience) and the chair’s role as chief executive officer of the Adviser, serve to enhance the Board’s understanding of the operations of the Portfolios and the Adviser.

Board members of the Trust, together with information as to their positions with the Trust, principal occupations and other board memberships, are shown below. Unless otherwise noted, each Trustee has held each principal occupation and board membership indicated for at least the past five years. Each Trustee’s mailing address is c/o Stone Ridge Asset Management LLC, 510 Madison Avenue, 21st Floor, New York, NY 10022.

Independent Trustees

Name (Year of Birth)	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in the Fund Complex Overseen by Trustee(2)	Other Directorships / Trusteeships Held by Trustee During the Past 5 Years
Jeffery Ekberg (1965)	Trustee	since 2012	Self-employed (personal investing), since 2011; Principal, TPG Capital, L.P. (private equity firm) until 2011; Chief Financial Officer, Newbridge Capital, LLC (private equity firm) until 2011	15	None.

Daniel Charney (1970)	Trustee	since 2012	Managing Director and Co-President, Cowen and Company, Cowen Inc. (financial services firm) since 2012	15	None.

Interested Trustee

Name (Year of Birth)	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in the Fund Complex Overseen by Trustee(2)	Other Directorships / Trusteeships Held by Trustee During the Past 5 Years
Ross Stevens(3) (1969)	Trustee, Chairman	since 2012	Founder, Chief Executive Officer and President of Stone Ridge since 2012	15	None.

(1)	Each Trustee serves until resignation or removal from the Board.
(2)	The Fund Complex includes the Trust and Stone Ridge Trust II, Stone Ridge Trust III, Stone Ridge Trust IV and Stone Ridge Trust V, other investment companies managed by the Adviser.
(3)	Mr. Stevens is an “interested person” of the Trust, as defined in Section 2(a)(19) of the 1940 Act, due to his position with the Adviser.

Additional Information about the Trustees.

Jeffery Ekberg — Through his experience as a senior officer, director and accountant of financial and other organizations, Mr. Ekberg contributes experience overseeing financial and investment organizations to the Board. The Board also benefits from his previous experience as a member of the board of other funds.

Daniel Charney — Through his experience as a senior officer of financial and other organizations, Mr. Charney contributes his experience in the investment management industry to the Board.

Ross Stevens — Through his experience as a senior executive of financial organizations, Mr. Stevens contributes his experience in the investment management industry to the Board.

Additional Information about the Board’s Committees.

The Trust has an Audit Committee and a Valuation Committee. The members of both the Audit Committee and the Valuation Committee consist of all the Independent Trustees, namely Messrs. Ekberg and Charney. Mr. Ekberg is the Audit Committee Chair and has been designated as the Audit Committee financial expert. Mr. Charney is the Valuation Committee Chair.

In accordance with its written charter, the Audit Committee’s primary purposes are: (1) to oversee the Trust’s accounting and financial reporting policies and practices, and its internal controls and procedures; (2) to oversee the quality and objectivity of the Trust’s and each Portfolio’s financial statements and the independent audit thereof; (3) to oversee the activities of the CCO; (4) to oversee the Trust’s compliance program adopted pursuant to Rule 38a-1 under the 1940 Act, and the Trust’s implementation and enforcement of its compliance policies and procedures thereunder; (5) to oversee the Trust’s compliance with applicable laws in foreign jurisdictions, if any; and (6) to oversee compliance with the Code of Ethics by the Trust and the Adviser.

The Audit Committee reviews the scope of the Portfolios’ audits, the Portfolios’ accounting and financial reporting policies and practices and its internal controls. The Audit Committee approves, and recommends to the Independent Trustees for their ratification, the selection, appointment, retention or termination of the Portfolios’ independent registered public accounting firm and approves the compensation of the independent registered public accounting firm. The Audit Committee also approves all audit and permissible non-audit services provided to the Portfolios by the independent registered public accounting firm and all permissible non-audit services provided by the Portfolios’ independent registered public accounting firm to the Adviser and any affiliated service providers if the engagement relates directly to the Portfolios’ operations and financial reporting. The Audit Committee met four times during the fiscal year ended May 31, 2018.

The Valuation Committee also operates pursuant to a written charter. The duties and powers, to be exercised at such times and in such manner as the Valuation Committee shall deem necessary or appropriate, are as follows: (1) reviewing, from time to time, the Trust’s valuation policy and procedures (the “Valuation Policy”), which Valuation Policy serves to establish policies and procedures for the valuation of the Portfolios’ assets; (2) making any recommendations to the Trust’s audit committee and/or the Board regarding (i) the functioning of the Valuation Policy or (ii) the valuation(s) of individual assets; (3) consulting with the Adviser regarding the valuation of the Portfolios’ assets, including fair valuation determinations of any such assets; (4) periodically reviewing information regarding fair value and other determinations made pursuant to the Trust’s valuation procedures; (5) reporting to the Board on a regular basis regarding the Valuation Committee’s duties; (6) making recommendations in conjunction with the Board’s annual (or other periodical) review of the Trust’s Valuation Policy; (7) periodically reviewing information regarding industry developments in connection with valuation of assets; and (8) performing such other duties as may be assigned to it, from time to time, by the Board. The Valuation Committee met four times time during the fiscal year ended May 31, 2018.

Trustee Ownership of the Portfolios. The following table shows the dollar range of equity securities owned by the Trustees in the Portfolios and in other investment companies overseen by the Trustee within the same family of investment companies as of December 31, 2018. Investment companies are considered to be in the same family if they share the same investment adviser or principal underwriter and hold themselves out to investors as related companies for purposes of investment and investor services. The information as to ownership of securities which appears below is based on statements furnished to the Portfolios by its Trustees and executive officers.

	Dollar Range of Equity Securities in the Portfolios		Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies(1)
Independent Trustees
Jeffery Ekberg	$10,001 - $50,000	Elements U.S. Portfolio	Over $100,000
	$10,001 - $50,000	Elements U.S. Small Cap Portfolio
	$10,001 - $50,000	Elements International Portfolio

	Dollar Range of Equity Securities in the Portfolios		Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies(1)
	$1 - $10,000	Elements International Small Cap Portfolio
	$1 - $10,000	Elements Emerging Markets Portfolio

Daniel Charney	$10,001 - $50,000	Elements U.S. Portfolio	Over $100,000
	$10,001 - $50,000	Elements U.S. Small Cap Portfolio
	$10,001 - $50,000	Elements International Portfolio
	$1 - $10,000	Elements International Small Cap Portfolio
	$1 - $10,000	Elements Emerging Markets Portfolio
Interested Trustee
Ross Stevens(2)	Over $100,000	Elements U.S. Portfolio	Over $100,000
	Over $100,000	Elements U.S. Small Cap Portfolio
	Over $100,000	Elements International Portfolio
	Over $100,000	Elements International Small Cap Portfolio
	Over $100,000	Elements Emerging Markets Portfolio

(1)	Family of Investment Companies includes the Trust and Stone Ridge Trust II, Stone Ridge Trust III, Stone Ridge Trust IV, Stone Ridge Trust V, other investment companies managed by the Adviser.
(2)	Beneficial ownership through the Adviser’s or its affiliates’ direct investments.

None of the Independent Trustees or their family members beneficially owned any class of securities of the Adviser or principal underwriter of the Portfolio, or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the Adviser or the principal underwriter of the Portfolio, as of December 31, 2018.

Compensation of Board Members. Each Trustee who is not an employee of the Adviser is compensated by an annual retainer. Each such Trustee’s compensation is invested in Stone Ridge funds. The Trust does not pay retirement benefits to its Trustees and officers. Each Portfolio pays a portion of the compensation of the CCO. Other officers and Interested Trustees of the Trust are not compensated by the Portfolios. The following table sets forth the compensation received by Independent Trustees for the Portfolios’ fiscal year ended May 31, 2018:

Independent Trustees	Aggregate Compensation From the Portfolios(1)	Total Compensation From the Complex(2) Paid to Trustee
Jeffery Ekberg	$4,796	$304,796
Daniel Charney	$4,796	$304,796

(1)	The Independent Trustees waived all or a portion of their compensation in respect of the Portfolios during the fiscal year ended May 31, 2018. Such waiver is no longer in effect.
(2)

Reflects actual direct compensation received during the fiscal year ended May 31, 2018 from other series of the Complex. The Complex includes the Trust and Stone Ridge Trust II, Stone Ridge Trust III, Stone Ridge Trust IV and Stone Ridge Trust V, other investment companies managed by the Adviser.

Officers of the Trust

Name (Year of Birth) and Address(1)(2)	Position(s) Held with the Trust	Term of Office and Length of Time Served(3)	Principal Occupation(s) During Past 5 Years
Ross Stevens (1969)	President, Chief Executive Officer and Principal Executive Officer	since 2012	Founder of Stone Ridge Asset Management LLC, Chief Executive Officer and President of the Adviser, since 2012.

Name (Year of Birth) and Address(1)(2)	Position(s) Held with the Trust	Term of Office and Length of Time Served(3)	Principal Occupation(s) During Past 5 Years

Lauren D. Macioce (1978)	Chief Compliance Officer, Secretary, Chief Legal Officer and Anti-Money Laundering Compliance Officer	since 2016	General Counsel and Chief Compliance Officer of the Adviser, since 2016; prior to that Associate at Ropes & Gray LLP (law firm).

Anthony Zuco (1975)	Treasurer, Principal Financial Officer, Chief Financial Officer and Chief Accounting Officer	since February 2018	Supervising Fund Controller at the Adviser, since 2015; prior to that Controller at Owl Creek Asset Management L.P. (investment advisory firm).

Alexander Nyren (1985)	Assistant Secretary	since January 2018	Head of Reinsurance of the Adviser, since 2018; member of Reinsurance portfolio management team at the Adviser, since 2013.

David Thomas (1980)	Assistant Treasurer	since July 2018	Member of Operations at the Adviser, since 2015; prior to that member of Operations team at KCG Holdings, Inc. (financial services firm).

Leson Lee (1975)	Assistant Treasurer	since January 2019	Member of Operations at the Adviser, since 2018; prior to that Treasury Manager at Eton Park Capital Management (investment advisory firm).

Cathleen Hu (1983)	Assistant Treasurer	since January 2019	Member of Operations at the Adviser, since 2015; prior to that Clearing Manager at KCG Holdings, Inc. (financial services firm).

(1)	Each Officer’s mailing address is c/o Stone Ridge Asset Management LLC, 510 Madison Avenue, 21st Floor, New York, NY 10022.
(2)	Each of the Officers is an affiliated person of the Adviser as a result of his or her position with the Adviser.
(3)	The term of office of each Officer is indefinite.

Codes of Ethics. The Trust and the Adviser have adopted a code of ethics in accordance with Rule 17j-1 under the 1940 Act. This code of ethics permits the personnel of these entities to invest in securities, including securities that the Portfolios may purchase or hold. The code of ethics is on public file with, and is available from, the Commission.

PROXY VOTING POLICIES AND PROCEDURES

Attached as Appendix B to this SAI are the guidelines and procedures that the Adviser uses to determine how to vote proxies relating to portfolio securities, including the procedures that the Adviser uses when a vote presents a conflict between the interests of Portfolio shareholders, on the one hand, and those of the Adviser or any affiliated person of the Portfolio or the Adviser, on the other. These guidelines give a general indication as to how the Adviser will vote proxies relating to portfolio securities on each issue listed. However, the guidelines do not address all potential voting issues or the intricacies that may surround individual proxy votes. For that reason, there may be instances in which votes may vary from the guidelines presented. Notwithstanding the foregoing, the Adviser always endeavors to vote proxies relating to portfolio securities in accordance with the Portfolios’ investment objectives. Information on how the Portfolios voted proxies relating to portfolio securities during the most recent prior 12-month period ending June 30 is available without charge, (1) upon request, by calling (855) 609-3680, and (2) on the Commission’s website at www.sec.gov.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

A principal shareholder is any person who owns of record or is known by a Portfolio to own of record or beneficially 5% or more of any class of the Portfolio’s outstanding equity securities. A control person is one who owns beneficially, either directly or through controlled companies, more than 25% of the voting securities of a Portfolio or acknowledges the existence of control. A controlling person possesses the ability to control the outcome of matters submitted for shareholder vote by a Portfolio.

As of February 28, 2019, the following persons owned of record or beneficially more than 5% of the outstanding shares of a particular class of the applicable Portfolio. The Class Y shares had not commenced investment operations as of February 28, 2019, and, therefore, only information regarding the ownership of the Class M shares is presented below.

Elements U.S. Portfolio — Class M

Name and Address	% Ownership	Type of Ownership(1)
Charles Schwab & Co 211 Main Street San Francisco, CA 94105	57.21%	Record

National Financial Services, LLC P.O. Box 5000 Cincinnati, OH 45201	20.57%	Record

Alleghany Corporation(2) 1411 Broadway New York, NY 10018	10.12%	Beneficial

Everest Reinsurance Co. 477 Martinsville Road Liberty Corner, NJ 07938	6.37%	Record and Beneficial

Elements U.S. Small Cap Portfolio — Class M

Name and Address	% Ownership	Type of Ownership(1)
Charles Schwab & Co 211 Main Street San Francisco, CA 94105	63.44%	Record

National Financial Services, LLC P.O. Box 5000 Cincinnati, OH 45201	21.26%	Record

Everest Reinsurance Co. 477 Martinsville Road Liberty Corner, NJ 07938	10.67%	Record and Beneficial

Elements International Portfolio — Class M

Name and Address	% Ownership	Type of Ownership(1)
Charles Schwab & Co 211 Main Street San Francisco, CA 94105	67.15%	Record

National Financial Services, LLC P.O. Box 5000 Cincinnati, OH 45201	21.11%	Record

Pershing, LLC P.O. Box 2052 Jersey City, NJ 07303	7.77%	Record

Elements International Small Cap Portfolio — Class M

Name and Address	% Ownership	Type of Ownership(1)
Charles Schwab & Co 211 Main Street San Francisco, CA 94105	80.21%	Record

National Financial Services, LLC P.O. Box 5000 Cincinnati, OH 45201	14.35%	Record

Elements Emerging Markets Portfolio — Class M

Name and Address	% Ownership	Type of Ownership(1)
Charles Schwab & Co 211 Main Street San Francisco, CA 94105	65.21%	Record

National Financial Services, LLC P.O. Box 5000 Cincinnati, OH 45201	31.13%	Record

(1)

Record Ownership means the shareholder of record, or the exact name of the shareholder on the account, i.e. “ABC Brokerage, Inc.” Beneficial ownership refers to the actual pecuniary, or financial, interest in the security, i.e. “Jane Doe Shareholder.”

(2)	Includes beneficial ownership through subsidiaries’ direct investments.

As of February 28, 2019, the Trustees and officers of the Portfolios as a group owned, directly or indirectly, (i) less than 1% of the outstanding shares of the Class M shares of the Elements U.S. Portfolio, (ii) an aggregate of 906,811 shares, or 2.45%, of the Class M shares of the Elements U.S. Small Cap Portfolio, (iii) an aggregate of 975,313 shares, or 1.48%, of the Class M shares of the Elements International Portfolio, (iv) an aggregate of 963,416 shares, or 2.96%, of the Class M shares of the Elements International Small Cap Portfolio and (v) an aggregate of 1,090,929 shares, or 2.96%, of the Class M shares of the Elements Emerging Markets Portfolio. The Class Y shares had not commenced investment operations as of February 28, 2019.

INVESTMENT ADVISORY AND OTHER SERVICES

The Adviser

Stone Ridge Asset Management LLC is the Adviser of the Portfolios. The Adviser was organized as a Delaware limited liability company in 2012. The Manager of the General Partner of the managing member of the Adviser is Ross Stevens.

Stone Ridge Asset Management LLC serves as the Adviser of each Portfolio pursuant to an investment management agreement. Each investment management agreement has an initial term of two years from its effective date and continues in effect with respect to each Portfolio (unless terminated sooner) if its continuance is specifically approved at least annually by the affirmative vote of: (i) a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval; and (ii) a majority of the Board or the holders of a majority of the outstanding voting securities of each Portfolio. The investment management agreement may nevertheless be terminated at any time without penalty, on 60 days’ written notice, by the Board, by vote of holders of a majority of the outstanding voting securities of each Portfolio, or by the Adviser. The investment management agreement terminates automatically in the event of its assignment (as defined in the 1940 Act).

Pursuant to each Portfolio’s investment management agreement, the Adviser agrees to manage the investment and reinvestment of each Portfolio’s assets, determine what investments will be purchased, held, sold or exchanged by each Portfolio and what portion, if any, of the assets of each Portfolio will be held uninvested, and continuously review, supervise and administer the investment program of each Portfolio. The Adviser bears its own operating and overhead expenses attributable to its duties under the investment management agreement (such as salaries, bonuses, rent, office and administrative expenses, depreciation and amortization, and auditing expenses), except that each Portfolio bears travel expenses (or an appropriate portion thereof) of Trustees or Portfolio officers who are partners, directors, trustees or employees of the Adviser to the extent that such expenses relate to attendance at meetings of the Board or any committees thereof or advisers thereto, and each Portfolio bears all or a portion of the expenses related to the Trust’s CCO, as may be approved by the Board from time to time.

Each Portfolio bears all other costs of its operations, including, without limitation, the compensation of the Independent Trustees; ordinary administrative and operating expenses, including the management fee and all expenses associated with the pricing of Portfolio assets; risk management expenses; ordinary and recurring investment expenses, including all fees and expenses directly related to portfolio transactions and positions for each Portfolio’s account (including brokerage, clearing and settlement costs), custodial costs and interest charges; professional fees (including, without limitation, expenses of consultants, experts and specialists); fees and expenses in connection with repurchase offers and any repurchases or redemptions of Portfolio shares; legal expenses (including legal and other out-of-pocket expenses incurred in connection with the organization of each Portfolio and the offering of its shares); accounting and auditing expenses incurred in preparing, printing and delivering all reports (including such expenses incurred in connection with any Portfolio document) and tax information for shareholders and regulatory authorities, and all filing costs, fees, travel expenses and any other expenses directly related to the investment of each Portfolio’s assets. Each Portfolio will pay any extraordinary expenses it may incur, including any litigation expenses.

As compensation for its advisory services, each Portfolio pays the Adviser a fee, computed daily and paid monthly in arrears, at the annual rates shown below, which are expressed as a percentage of the Portfolio’s average daily net assets:

Portfolio:	Management Fee Rate:
Elements U.S. Portfolio	0.30%
Elements U.S. Small Cap Portfolio	0.50%
Elements International Portfolio	0.45%
Elements International Small Cap Portfolio	0.55%
Elements Emerging Markets Portfolio	0.60%

Under the terms of the investment management agreement, neither the Adviser nor its affiliates shall be liable for losses or damages incurred by a Portfolio, unless such losses or damages are attributable to willful misfeasance, bad faith or gross negligence on the part of either the Adviser or its affiliates or from reckless disregard by it of its obligations and duties under the management contract (“disabling conduct”). In addition, a Portfolio will indemnify the Adviser and its affiliates and hold each of them harmless against any losses or damages not resulting from disabling conduct.

The Adviser contractually agreed to waive its management fee entirely through September 30, 2021 and to pay or otherwise bear operating expenses of the applicable Portfolio or a share class thereof (including offering expenses, but excluding brokerage and transactional expenses, borrowing and other investment-related costs and fees including interest and commitment fees, short dividend expense, acquired fund fees and expenses, taxes, litigation and indemnification expenses, judgments and extraordinary expenses not incurred in the ordinary course of the Portfolio’s business (collectively, the “Excluded Expenses”)) solely to the extent necessary to limit the total annualized expenses, other than Excluded Expenses, of the applicable share class, for the period from September 28, 2018 through September 30, 2019, to the percentage specified below of the average daily net assets attributable to such class.

Portfolio	Expense Cap
Elements U.S. Portfolio Elements U.S. Small Cap Portfolio	0.15% for Class M Shares 0.05% for Class Y Shares

Elements International Portfolio Elements International Small Cap Portfolio Elements Emerging Markets Portfolio	0.20% for Class M Shares 0.10% for Class Y Shares

With respect to the expense limitation agreement in effect for the period from September 28, 2018 through September 30, 2019, the Adviser shall be entitled to recoup in later periods expenses (but not advisory fees) attributable to a class of shares that the Adviser has paid or otherwise borne to the extent that the expenses for the class of shares (including offering expenses, but excluding Excluded Expenses) after such recoupment do not exceed the lower of (i) the annual expense limitation rate in effect at the time such expense was actually paid or otherwise borne and (ii) the annual expense limitation rate in effect at the time of the recoupment; provided that the Adviser shall not be permitted to recoup any such expenses beyond three years from the end of the month in which such expense was paid or otherwise borne.

The Portfolios paid the following management fees to the Adviser during the fiscal period ended May 31, 2017 and the fiscal year ended May 31, 2018:

Elements U.S. Portfolio

	April 3, 2017 (Commencement of Operations) through May 31, 2017	Fiscal year ended May 31, 2018
Gross Advisory Fees Accrued	$231,136	$2,473,872
Fees Waived/Expenses Reimbursed	$504,934	$2,968,107
Net Advisory Fees Paid	$0	$0

Elements U.S. Small Cap Portfolio

	April 3, 2017 (Commencement of Operations) through May 31, 2017	Fiscal year ended May 31, 2018
Gross Advisory Fees Accrued	$284,020	$2,539,926
Fees Waived/Expenses Reimbursed	$516,062	$3,025,254
Net Advisory Fees Paid	$0	$0

Elements International Portfolio

	May 1, 2017 (Commencement of Operations) through May 31, 2017	Fiscal year ended May 31, 2018
Gross Advisory Fees Accrued	$81,132	$2,323,793
Fees Waived/Expenses Reimbursed	$221,898	$2,845,052
Net Advisory Fees Paid	$0	$0

Elements International Small Cap Portfolio
	May 1, 2017 (Commencement of Operations) through May 31, 2017	Fiscal year ended May 31, 2018
Gross Advisory Fees Accrued	$27,188	$1,029,544
Fees Waived/Expenses Reimbursed	$130,890	$1,699,169
Net Advisory Fees Paid	$0	$0

Elements Emerging Markets Portfolio
Fiscal year ended May 31, 2018(1)
Gross Advisory Fees Accrued	$1,387,503
Fees Waived/Expenses Reimbursed	$1,765,869
Net Advisory Fees Paid	$0

(1)	The Elements Emerging Markets Portfolio commenced operations on June 1, 2017.

The Adviser is not eligible to recover fees waived or expenses reimbursed for the period prior to September 28, 2018 because either (i) those fees were waived and those expenses were reimbursed on a voluntary basis or (ii) the expense limitation agreement in effect during such period did not permit such recovery.

Portfolio Managers

Nate Conrad, Daniel Fleder, Robert Gutmann and Ross Stevens are primarily responsible for the day-to-day management of the Portfolios. The following tables set forth certain additional information with respect to the Portfolio Managers. The information is as of May 31, 2018.

Other Accounts Managed by the Portfolio Managers

The table below identifies the number of accounts for which the Portfolio Managers have day-to-day management responsibilities and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles and other accounts.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts(1)	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Nate Conrad	5	$2,664	0	$0	0	$0
Daniel Fleder	11	$4,977	0	$0	0	$0
Robert Gutmann	5	$2,664	0	$0	0	$0
Ross Stevens	15	$16,441	0	$0	0	$0

(1)	Includes the Portfolios.

The table below identifies the number of accounts for which the Portfolio Managers have day-to-day management responsibilities and the total assets in such accounts with respect to which the advisory fee is based on the performance of the account, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts.

	Registered Investment Companies for which the Adviser receives a performance-based fee		Other Pooled Investment Vehicles managed for which the Adviser receives a performance-based fee		Other Accounts managed for which the Adviser receives a performance-based fee
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Nate Conrad	0	$0	0	$0	0	$0
Daniel Fleder	0	$0	0	$0	0	$0
Robert Gutmann	0	$0	0	$0	0	$0
Ross Stevens	0	$0	0	$0	0	$0

Potential Conflicts of Interest

Each of the Portfolio Managers may also be responsible for managing other accounts in addition to the Portfolios, including other accounts of the Adviser or its affiliates. Other accounts may include, without limitation, other investment companies registered under the 1940 Act, unregistered investment companies that rely on Section 3(c)(1) or Section 3(c)(7) of the 1940 Act, separately managed accounts, foreign investment companies and accounts or investments owned by the Adviser or its affiliates or the Portfolio Managers. Management of other accounts in addition to the Portfolios can present certain conflicts of interest, as described below.

From time to time, potential conflicts of interest may arise between a Portfolio Manager’s management of the investments of the Portfolios, on the one hand, and the management of other accounts, on the other. The other accounts might have similar or different investment objectives or strategies as the Portfolios, or otherwise hold, purchase or sell securities that are eligible to be held, purchased or sold by the Portfolios, or may take positions that are opposite in direction from those taken by the Portfolios.

As a fiduciary, the Adviser owes a duty of loyalty to its clients and must treat each client fairly. The Adviser and the Portfolios have adopted compliance policies and procedures that are designed to avoid, mitigate, monitor and oversee areas that could present potential conflicts of interest.

Allocation of Limited Time and Attention. A Portfolio Manager who is responsible for managing multiple accounts may devote unequal time and attention to the management of those accounts. As a result, the Portfolio Manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of the accounts as might be the case if he or she were to devote substantially more attention to the management of a single account. The effects of this potential conflict may be more pronounced where accounts overseen by a particular Portfolio Manager have different investment strategies.

Allocation of Investment Opportunities. A potential conflict of interest may arise as a result of the Adviser’s management of a number of accounts with similar or different investment strategies. When the Adviser purchases or sells securities for more than one account, the trades must be allocated in a manner consistent with its fiduciary duties. The Adviser attempts to allocate investments in a fair and equitable manner over time among client accounts, with no account receiving preferential treatment over time. To this end, the Adviser has adopted policies and procedures that are intended to provide the Adviser with flexibility to allocate investments in a manner that is consistent with its fiduciary duty. There is no guarantee, however, that the policies and procedures adopted by the Adviser will be able to detect and/or prevent every situation in which an actual or potential conflict may appear.

An investment opportunity may be suitable for both the Portfolios and other accounts, but may not be available in sufficient quantities for both the Portfolios and the other accounts to participate fully. If a Portfolio Manager identifies a limited investment opportunity that may be suitable for multiple accounts, the opportunity may be allocated among these several accounts; as a result of these allocations, there may be instances in which the Portfolios will not participate in a transaction that is allocated among other accounts or the Portfolios may not be allocated the full amount of an investment opportunity. Similarly, there may be limited opportunity to sell an investment held by the Portfolios and another account. In addition, different account guidelines and/or differences within particular investment strategies may lead to the use of different investment practices for accounts with a similar investment strategy. Whenever decisions are made to buy or sell securities by the Portfolios and one or more of the other accounts simultaneously, the Adviser may aggregate the purchases and sales of the securities. The Adviser will not necessarily purchase or sell the same securities at the same time, in the same direction or in the same proportionate amounts for all eligible accounts, particularly if different accounts have different amounts of capital under management by the Adviser, different amounts of investable cash available, different strategies or different risk tolerances. As a result, although the Adviser may manage different accounts with similar or identical investment objectives, or may manage accounts with different objectives that trade in the same securities, the portfolio decisions relating to these accounts, and the performance resulting from such decisions, may differ from account to account, and the trade allocation and aggregation and other policies and procedures of the Portfolios or the Adviser could have a detrimental effect on the price or amount of the securities available to the Portfolios from time to time.

As a result of regulations governing the ability of certain clients of the Adviser to invest side-by-side, it is possible that the Portfolios may not be permitted to participate in an investment opportunity at the same time as another fund or another account managed by the Adviser. These limitations may limit the scope of investment opportunities that would otherwise be available to the Portfolios. The decision as to which accounts may participate in any particular investment opportunity will take into account applicable law and the suitability of the investment opportunity for, and the strategy of, the applicable accounts. It is possible that the Portfolios may be prevented from participating due to such investment opportunity being more appropriate, in the discretion of the Adviser, for another account.

Conflicts of Interest Among Strategies. At times, a Portfolio Manager may determine that an investment opportunity may be appropriate for only some of the accounts for which he or she exercises investment responsibility, or may decide that certain of the accounts should take differing positions with respect to a particular security. In these cases, the Portfolio Manager may place separate transactions for one or more accounts, which may affect the market price of the security or the execution of the transaction, or both, to the detriment or benefit of one or more other accounts. Similarly, the Adviser or its affiliates may take positions in accounts or investments owned by them that are different from those taken by one or more client accounts.

Without limiting the generality of the foregoing, when the Adviser or an affiliate makes a proprietary investment in a Portfolio, the Adviser or such affiliate may establish short positions with respect to an equity market index that overlaps with the investment Universe of that Portfolio. These short positions may be established by selling index futures contracts, by entering into short sales of exchange-traded funds, or otherwise. Such a hedging strategy is intended to eliminate some or all of the Adviser’s or such affiliate’s exposure to the equity risk premium, but fully expose the Adviser or such affiliate to the potential outperformance or underperformance of the relevant Portfolio against the corresponding index or exchange-traded fund. The investment returns of this hedged strategy will differ from those of the Portfolios. The Adviser currently intends that the Adviser or its affiliate will establish such hedged positions with respect to any investment in a Portfolio. The Adviser cannot predict when the equity risk premium will be positive, and can give no assurance that the equity risk premium will be positive at any time or over time.

Conflicts may also arise in cases when accounts invest in different parts of an issuer’s capital structure, including circumstances in which one or more accounts own private securities or obligations of an issuer and other accounts may own public securities of the same issuer. Actions by investors in one part of the capital structure could disadvantage investors in another part of the capital structure. In addition, purchases or sales of the same investment may be made for two or more accounts on the same date. There can be no assurance that an account will not receive less (or more) of a certain investment than it would otherwise receive if this conflict of interest among accounts did not exist. In effecting transactions, it may not be possible, or consistent with the investment objectives of accounts, to purchase or sell securities at the same time or at the same prices.

Selection of Service Providers. The Adviser may be able to select or influence the selection of service providers to clients, including the brokers and dealers that are used to execute securities transactions for the accounts that they supervise. In addition to executing trades, some brokers and dealers may provide the Adviser with brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934, as amended (the “Exchange Act”)), which may result in the payment of higher brokerage fees than might have otherwise been available. These services may be more beneficial to certain accounts than to others. In addition, the Adviser has received and may receive loans or other services from service providers to clients. Although such services are negotiated at arm’s length, they may pose potential conflicts of interest to the Adviser in selecting such service providers.

Related Business Opportunities. The Adviser or its affiliates may provide more services (such as distribution or recordkeeping) for some types of accounts than for others. In such cases, a Portfolio Manager may benefit, either directly or indirectly, by devoting disproportionate attention to the management of accounts that provide greater overall returns to the Adviser and its affiliates.

Broad and Wide-Ranging Activities. The Adviser and its related parties engage in a broad spectrum of activities and may expand the range of services that they provide over time. The Adviser and its related parties will generally not be restricted in the scope of their business or in the performance of any such services (whether now offered or undertaken in the future), even if such activities could give rise to conflicts of interest, and whether or not such conflicts are described herein. In the ordinary course of their business activities, including, but not limited to, activities with third-party service providers and lenders, the Adviser and its related parties may engage in activities where the interests of the Adviser and its related parties or the interests of their clients may conflict with the interests of the shareholders of a Portfolio.

Variation in Compensation. A conflict of interest may arise where the financial or other benefits available to a Portfolio Manager differ among the accounts that he or she manages. If the structure of the Adviser’s management fee and/or a Portfolio Manager’s compensation differs among accounts (such as where certain accounts pay higher management fees or a performance or incentive fee), a Portfolio Manager might be motivated to help certain accounts over others. In addition, a Portfolio Manager might be motivated to favor accounts in which he or she has an interest or in which the Adviser and/or its affiliates have interests. Similarly, the desire to maintain or raise assets under management or to enhance a Portfolio Manager performance record or to derive other rewards, financial or otherwise, could influence a Portfolio Manager to lend preferential treatment to those accounts that could most significantly benefit a Portfolio Manager.

Investments in a Portfolio by the Adviser. The Adviser or its affiliates may purchase shares from a Portfolio from time to time, and may hold a material position in a Portfolio. The Adviser or its affiliates may face conflicting interests in determining whether, when and in what amount to redeem Portfolio shares. If the Adviser or its affiliate redeems a significant amount of Portfolio shares, this may adversely affect the Portfolio’s performance to the extent that the Portfolio is required to sell investments when it would not otherwise do so.

Investments by Adviser or Related Entities. The Adviser or a related entity may invest in entities that may provide financial or other services for a Portfolio.

Management Fee. The Adviser has contractually agreed to waive its management fee with respect to each of the Portfolios through September 30, 2021. After such date, the Adviser may, but there can be no assurance that it will, enter into a new contractual agreement to waive its management fee. Alternatively, after such date the Adviser may either decide to waive all or a portion of its management fee on a voluntary basis in its sole discretion, in which case it may discontinue such voluntary waiver at any time, or it may decide to discontinue waiver of its management fee after September 30, 2021. In determining whether and how to waive all or any portion of its management fee at any time after such date, the Adviser will face conflicts of interest.

Portfolio Manager Compensation

As of May 31, 2018, Portfolio Managers receive a base salary and may also receive a bonus. Compensation of a Portfolio Manager is determined at the discretion of the Adviser and may be deferred. It may be based on a number of factors including the Portfolio Manager’s experience, responsibilities, the perception of the quality of his or her work efforts and the consistency with which he or she demonstrates kindness to other employees, trading counterparties, vendors and clients. As a firm focused on beta, the compensation of Portfolio Managers is not based upon the performance of client accounts that the Portfolio Managers manage. The Adviser reviews the compensation of each Portfolio Manager at least annually.

Portfolio Manager Securities Ownership

As of May 31, 2018 (except as otherwise noted), the portfolio managers beneficially owned the following shares of the Portfolios:

Dollar Range of Shares Beneficially Owned

Portfolio Manager	Elements U.S. Portfolio	Elements U.S. Small Cap Portfolio	Elements International Portfolio	Elements International Small Cap Portfolio	Elements Emerging Markets Portfolio
Nate Conrad	$10,001 - $50,000	$10,001 - $50,000	$10,001 - $50,000	None	None
Daniel Fleder(1)	$10,001 - $50,000	$50,001 - $100,000	None	$50,001 - $100,000	$50,001 - $100,000
Robert Gutmann	$1 - $10,000	$1 - $10,000	$1 - $10,000	$1 - $10,000	$1 - $10,000
Ross Stevens(2)	Over $1,000,000	Over $1,000,000	None	None	None

(1)	Information provided as of August 31, 2018.
(2)	Beneficial ownership through Adviser’s or its affiliates’ direct investments.

Principal Underwriter

Subject to the conditions described in the “Shareholder Information” section of the Prospectus, shares of the Portfolios are offered on a continuous basis through ALPS Distributors, Inc. (the “Distributor”), located at 1290 Broadway, Suite 1100, Denver, Colorado 80203, as distributor pursuant to a distribution agreement (the “Distribution Agreement”) between the Distributor and the Trust, on behalf of the Portfolios. Pursuant to the Distribution Agreement, the Distributor shall devote its best efforts to effect sales of shares of the Portfolios but shall not be obligated to sell any certain number of shares. The Distributor receives no compensation from the Portfolios for distribution of the Portfolios’ shares.

Rule 12b-1 Plan

As described in the Prospectus, each Portfolio has adopted a Rule 12b-1 plan (the “12b-1 Plan”) for its Class M shares. The 12b-1 Plan, among other things, permits the Class M share class of each Portfolio to pay Rule 12b-1 fees to financial intermediaries through the Distributor at annual rates not exceeding 0.25% of the average daily net assets of the Class M share class of the relevant Portfolio, such fee to be calculated and accrued daily and paid monthly. Each Portfolio currently pays Rule 12b-1 fees at a rate of 0.10% of the average daily net assets of the Class M share class of the relevant Portfolio and may not pay at a higher rate unless authorized to do so by the Board. Pursuant to Rule 12b-1 under the 1940 Act, the 12b-1 Plan (together with the Distribution Agreement) was approved by the Board, including a majority of the Trustees who are not interested persons of the Portfolios (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operations of the 12b-1 Plan or the Distribution Agreement. The 12b-1 Plan is intended to benefit the Class M share class of the Portfolios by providing additional ongoing shareholder services to Class M shareholders.

The table below reflects the 12b-1 fees incurred by the Portfolios’ Class M shares during the fiscal year ended May 31, 2018.

Elements U.S. Portfolio	$824,624
Elements U.S. Small Cap Portfolio	$507,985
Elements International Portfolio	$516,398
Elements International Small Cap Portfolio	$187,190
Elements Emerging Markets Portfolio	$231,251

The table below reflects the amounts each Portfolio’s Class M shares paid for the principal types of activities under its 12b-1 Plan during the fiscal year ended May 31, 2018.

	Elements U.S. Portfolio	Elements U.S. Small Cap Portfolio	Elements International Portfolio	Elements International Small Cap Portfolio	Elements Emerging Markets Portfolio
Advertising/Marketing	$0	$0	$0	$0	$0
Printing/Postage	$0	$0	$0	$0	$0
Payment to distributor	$1,939	$1,448	$1,344	$793	$290
Payment to broker-dealers	$540,980	$328,618	$441,975	$185,418	$228,750
Compensation to sales personnel	$281,705	$177,919	$73,079	$979	$2,211
Interest, carrying or other financing charges	$0	$0	$0	$0	$0
Other	$0	$0	$0	$0	$0

Total	$824,624	$507,985	$516,398	$187,190	$231,251

The 12b-1 Plan may be terminated by vote of a majority of the Independent Trustees, or by vote of a majority of the outstanding voting securities of the Class M shares of the relevant Portfolio. The 12b-1 Plan may be amended by a vote of the Board, including a majority of the Independent Trustees, cast in person at a meeting called for that purpose. Any change in the 12b-1 Plan that would materially increase the fees payable thereunder by the Class M shares of the relevant Portfolio requires approval by a vote of the holders of a majority of such shares outstanding. The Board reviews quarterly a written report detailing the costs that have been incurred.

The 12b-1 Plan will continue in effect for successive one-year periods; provided that each such continuance is specifically approved (i) by the vote of a majority of the Independent Trustees and (ii) by the vote of a majority of the entire Board cast in person at a meeting called for that purpose or by a vote of a majority of the outstanding securities of the relevant class.

No Independent Trustee has any direct or indirect financial interest in the operation of the 12b-1 Plan. Except as disclosed in the Prospectus, no interested person of the Portfolios has any direct or indirect financial interest in the operation of the 12b-1 Plan except to the extent that the Distributor, the Adviser or certain of their employees may be deemed to have such an interest as a result of benefits derived from the successful operation of the 12b-1 Plan.

Other Service Providers

Administrator

The Trust has entered into an administration agreement with U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (the “Administrator”), pursuant to which the Administrator provides administrative services to the Portfolios. The Administrator is responsible for (i) the general administrative duties associated with the day-to-day operations of the Portfolios; (ii) conducting relations with the custodian, independent registered public accounting firm, legal counsel and other service providers; (iii) providing regulatory reporting; and (iv) providing necessary office space, equipment, personnel, compensation and facilities for handling the affairs of the Portfolios. In performing its duties and obligations under the administration agreement, the Administrator shall not be held liable except for a loss arising out of the Administrator’s refusal or failure to comply with the terms of the administration agreement or from its bad faith, negligence or willful misconduct in the performance of its duties.

U.S. Bancorp Fund Services, LLC also serves as fund accountant to the Portfolios under a separate agreement with the Trust and is responsible for calculating the Portfolios’ total NAV, total net income and NAV per share of the Portfolios on a daily basis.

The Portfolios paid the following administration and fund accounting fees to the Administrator during the most recent two fiscal periods ended May 31:

	Fiscal Period Ended May 31, 2017	Fiscal Year Ended May 31, 2018
Elements U.S. Portfolio(1)	$28,531	$90,269
Elements U.S. Small Cap Portfolio(1)	$32,889	$114,790
Elements International Portfolio(2)	$11,004	$175,715
Elements International Small Cap Portfolio(2)	$16,195	$216,517
Elements Emerging Markets Portfolio(3)	N/A	$75,670

(1)	The Portfolio commenced operations on April 3, 2017.
(2)	The Portfolio commenced operations on May 1, 2017.
(3)	The Portfolio commenced operations on June 1, 2017.

Transfer Agent/Dividend Disbursing Agent

U.S. Bancorp Fund Services, LLC (the “Transfer Agent”) is the transfer agent for the Portfolios’ shares and the dividend disbursing agent for payment of dividends and distributions on Portfolio shares. The principal business address of the Transfer Agent is 615 East Michigan Street, Milwaukee, Wisconsin 53202.

Custodian

U.S. Bank, NA (the “U.S. Custodian”), located at 1555 N. Rivercenter Drive, Suite 302, Milwaukee, Wisconsin 53212, serves as the custodian for the Elements U.S. Portfolio and the Elements U.S. Small Cap Portfolio. Brown Brothers Harriman & Co. (the “Non-U.S. Custodian” and, together with the U.S. Custodian, the “Custodians”), located at 50 Post Office Square, Boston, Massachusetts, 02110, serves as the custodian for the Non-U.S. Portfolios. As such, the Custodians hold in safekeeping certificated securities and cash belonging to each Portfolio for which they serve as custodian and, in such capacity, are the registered owners of securities in book-entry form belonging to each Portfolio. Upon instruction, the Custodians receive and deliver cash and securities of each Portfolio for which they serve as custodian in connection with Portfolio transactions and collect all dividends and other distributions made with respect to portfolio securities of each Portfolio for which they serve as custodian. The Custodians also maintain certain accounts and records of each Portfolio for which they serve as custodian.

Independent Registered Public Accounting Firm

Ernst & Young LLP serves as each Portfolio’s independent registered public accountant. Ernst & Young LLP provides audit services and assistance and consultation in connection with the review of Commission filings and certain tax compliance services. Ernst & Young LLP is located at 220 South 6th Street, Minneapolis, Minnesota 55402.

Counsel

Ropes & Gray LLP serves as counsel to the Portfolios, and is located at 800 Boylston Street, Boston, Massachusetts 02199.

Securities Lending

The Portfolios have earned, and may continue to earn, additional income from lending securities. The table below provides information about the amounts of income and fees related to the securities lending activities of each Portfolio during the fiscal year ended May 31, 2018.

	Elements U.S. Portfolio Fiscal year ended May 31, 2018	Elements U.S. Small Cap Portfolio Fiscal year ended May 31, 2018	Elements International Portfolio Fiscal year ended May 31, 2018	Elements International Small Cap Portfolio Fiscal year ended May 31, 2018	Elements Emerging Markets Portfolio Fiscal year ended May 31, 2018
Gross income from securities lending activities	$241,492	$1,041,566	$182	$638	$96
Revenue split paid to securities lending agents	$1,964	$37,285	—	—	—
Fees paid for cash collateral management services	$17,842	$53,557	$15	$16	$8
Administrative fees	—	—	—	—	—
Indemnification fees	—	—	—	—	—
Rebates paid to borrowers	$134,590	$364,044	$134	$70	$71
Other	—	—	—	—	—

Net income from securities lending	$87,095	$586,680	$33	$553	$17

During the fiscal year ended May 31, 2018, each Portfolio’s securities lending agent administered such Portfolio’s securities lending program, which included managing the entry into securities loan agreements with approved borrowers, providing for the return of loaned securities upon recall by the Portfolio, and instructing the investment of collateral for the benefit of the Portfolio.

TAX STATUS

The following discussion of U.S. federal income tax consequences of investment in a Portfolio is based on the Internal Revenue Code of 1986, as amended (the “Code”), U.S. Treasury regulations, and other applicable authority, as of the date of the preparation of this SAI. These authorities are subject to change by legislative or administrative action, possibly with retroactive effect. The following discussion is only a summary of some of the important U.S. federal income tax considerations generally applicable to investments in the Portfolios. There may be other tax considerations applicable to particular shareholders. Shareholders should consult their own tax advisers regarding their particular situation and the possible application of federal, state, local or non-U.S. tax laws.

Taxation of the Portfolios

Each Portfolio has elected to be treated and intends to qualify and be treated each year as a regulated investment company under Subchapter M of the Code (a “RIC”). In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, each Portfolio generally must, among other things:

(a)

derive at least 90% of its gross income for each taxable year from (i) dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies and (ii) net income derived from interests in “qualified publicly traded partnerships” (as defined below);

(b)

diversify its holdings so that, at the end of each quarter of the Portfolio’s taxable year, (i) at least 50% of the value of the Portfolio’s total assets is represented by cash and cash items, U.S. government securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the Portfolio’s total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Portfolio’s total assets is invested, including through corporations in which the Portfolio owns a 20% or more voting stock interest, (x) in the securities (other than those of the U.S. government or other regulated investment companies) of any one issuer or of two or more issuers that the Portfolio controls and that are engaged in the same, similar, or related trades or businesses, or (y) in the securities of one or more qualified publicly traded partnerships (as defined below); and

(c)

distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid —generally taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and any net tax-exempt interest income for such year.

In general, for purposes of the 90% gross income requirement described in paragraph (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized directly by the regulated investment company. However, 100% of the net income derived from an interest in a “qualified publicly traded partnership” (a partnership (x) the interests in which are traded on an established securities market or are readily tradable on a secondary market or the substantial equivalent thereof and (y) that derives less than 90% of its income from the qualifying income described in paragraph (a)(i) above) will be treated as qualifying income. In general, such entities will be treated as partnerships for federal income tax purposes because they meet the passive income requirement under Code section 7704(c)(2). In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership.

For purposes of the diversification test in (b) above, the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership. Also, for purposes of the diversification test in (b) above, the identification of the issuer (or, in some cases, issuers) of a particular investment can depend on the terms and conditions of that investment. In some cases, identification of the issuer (or issuers) is uncertain under current law, and an adverse determination or future guidance by the Internal Revenue Service (“IRS”) with respect to issuer identification for a particular type of investment may adversely affect the Portfolio’s ability to meet the diversification test in (b) above. In addition, if a Portfolio were to own 20% or more of the voting interests of a corporation, the Portfolio would be required to “look through” such corporation to its holdings and combine the appropriate percentage of such corporation’s assets with the Portfolio’s assets for purposes of satisfying the 25% diversification test described in (b)(ii) above.

Gains from foreign currencies (including foreign currency options, foreign currency swaps, foreign currency futures and foreign currency forward contracts) currently constitute qualifying income for purposes of the 90% gross income test, described in (a) above. However, the Treasury Department has the authority to issue regulations (possibly with retroactive effect) excluding from the definition of “qualifying income” the Portfolio’s foreign currency gains to the extent that such income is not directly related to the Portfolio’s principal business of investing in stock or securities.

The Portfolios’ investment strategies will potentially be limited by their intention to qualify for treatment as regulated investment companies. The tax treatment of certain of the Portfolios’ investments under one or more of the qualification or distribution tests applicable to RICs is not certain. An adverse determination or future guidance by the IRS or a change in law might affect a Portfolio’s ability to qualify for such treatment.

If a Portfolio qualifies as a regulated investment company that is accorded special tax treatment, the Portfolio generally will not be subject to federal income tax on income distributed in a timely manner to its shareholders in the form of dividends (including Capital Gain Dividends, as defined below). If a Portfolio were to fail to meet the income, diversification or distribution tests described above, the Portfolio could in some cases cure such failure, including by paying a Portfolio-level tax, paying interest, making additional distributions or disposing of certain assets. If the Portfolio were ineligible to or otherwise did not cure such failure for any year, or if the Portfolio were otherwise to fail to qualify as a regulated investment company accorded special tax treatment for such year, the Portfolio would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. Some portions of such distributions could be eligible for the dividends-received deduction in the case of corporate shareholders and may be eligible to be treated as “qualified dividend income” in the case of shareholders taxed as individuals, provided, in both cases, that the shareholder meets certain holding period and other requirements in respect of the Portfolio’s shares (as described below). In addition, the Portfolio could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before re-qualifying as a regulated investment company that is accorded special tax treatment.

Each Portfolio intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income (computed without regard to the dividends-paid deduction), its net tax-exempt income, if any, and any net capital gain. Investment company taxable income that is retained by a Portfolio will be subject to tax at regular corporate rates. A Portfolio may also retain for investment its net capital gain. If a Portfolio retains any net capital gain, it will be subject to tax at regular corporate rates on the amount retained, but it may designate the retained amount as undistributed capital gains in a notice mailed within 60 days of the close of the Portfolio’s taxable year to its shareholders who, in turn, (i) will be required to include in income for U.S. federal income tax purposes, as long-term capital gain, their shares of such undistributed amount and (ii) will be entitled to credit their proportionate shares of the tax paid by the Portfolio on such undistributed amount against their federal income tax liabilities, if any, and to claim refunds on a properly-filed U.S. tax return to the extent the credit exceeds such liabilities. If a Portfolio makes this designation, for U.S. federal income tax purposes, the tax basis of shares owned by a shareholder of the Portfolio will be increased by an amount equal under current law to the difference between the amount of undistributed capital gains included in the shareholder’s gross income under clause (i) of the preceding sentence and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence. A Portfolio is not required to, and there can be no assurance that a Portfolio will, make this designation if it retains all or a portion of its net capital gain in a taxable year.

In determining its net capital gain, including in connection with determining the amount available to support a capital gain dividend, its taxable income and its earnings and profits, a RIC generally may elect to treat part of all of any post-October capital loss (defined as any net capital loss attributable to the portion, if any, of the taxable year after October 31, or, if there is no such loss, the net long-term capital loss or net short-term capital loss attributable to any such portion of the taxable year), or late-year ordinary loss (generally, the sum of (i) net ordinary loss from the sale, exchange or other taxable disposition of property attributable to the portion, if any, of the taxable year after October 31, and its (ii) other net ordinary loss attributable to the portion, if any, of the taxable year after December 31) as if incurred in the succeeding taxable year.

If a Portfolio fails to distribute in a calendar year at least an amount equal to the sum of 98% of its ordinary income for such year and 98.2% of its capital gain net income for the one-year period ending on October 31 of such year, plus any retained amount from the prior year, the Portfolio will be subject to a nondeductible 4% excise tax on the undistributed amounts. For these purposes, ordinary gains and losses from the sale, exchange or other taxable disposition of property that would be properly taken into account after October 31 are treated as arising on January 1 of the following calendar year. For purposes of the excise tax, a Portfolio will be treated as having distributed any amount on which it has been subject to corporate income tax in the taxable year ending within the calendar year. A dividend paid to shareholders in January of a year generally is deemed to have been paid on December 31 of the preceding year, if the dividend is declared and payable to shareholders of record on a date in October, November or December of that preceding year. The Portfolios intend generally to make distributions sufficient to avoid imposition of the 4% excise tax, although there can be no assurance that they will be able to do so.

Portfolio Distributions

Shareholders subject to U.S. federal income tax will be subject to tax on dividends received from a Portfolio, regardless of whether received in cash or reinvested in additional shares. Such distributions generally will be taxable to shareholders in the calendar year in which the distributions are received, except that a dividend declared and payable to shareholders of record in October, November or December and paid to shareholders the following January generally is deemed to have been paid by the Portfolio on the preceding December 31. Distributions received by tax-exempt shareholders generally will not be subject to U.S. federal income tax to the extent permitted under applicable tax law.

For U.S. federal income tax purposes, distributions of investment income generally are taxable to shareholders as ordinary income. Taxes to shareholders on distributions of capital gains are determined by how long a Portfolio owned (and is treated for U.S. federal income tax purposes as having owned) the investments that generated them, rather than how long a shareholder has owned his or her shares. In general, the Portfolio will recognize long-term capital gain or loss on investments it has owned (or is deemed to have owned) for more than one year, and short-term capital gain or loss on investments it has owned (or is deemed to have owned) for one year or less. Tax rules can alter the Portfolio’s holding period in investments and thereby affect the tax treatment of gain or loss on such investments. Distributions of net capital gain (that is, the excess of net long-term capital gain over net short-term capital loss, in each case determined with reference to any loss carryforwards) that are properly reported by the Portfolio as capital gain dividends (“Capital Gain Dividends”) generally will be taxable to shareholders as long-term capital gains includible in net capital gain and taxed to individuals at reduced rates relative to ordinary income. Distributions of net short-term capital gain (as reduced by any long-term capital loss for the taxable year) will be taxable to shareholders as ordinary income, and shareholders will not be able to offset distributions of a Portfolio’s net short-term capital gains with capital losses that they recognize with respect to their other investments. As required by federal law, detailed federal tax information with respect to each calendar year will be furnished to each shareholder early in the succeeding year.

The ultimate tax characterization of a Portfolio’s distributions made in a taxable year cannot finally be determined until after the end of that taxable year. A Portfolio may make total distributions during a taxable year in an amount that exceeds the Portfolio’s “current and accumulated earnings and profits” (generally, the net investment income and net capital gains of the Portfolio with respect to that year), in which case the excess generally will be treated as a return of capital, which will be tax-free to the holders of the shares, up to the amount of the shareholder’s tax basis in the applicable shares, with any amounts exceeding such basis treated as gain from the sale of such shares.

Capital losses in excess of capital gains (“net capital losses”) are not permitted to be deducted against the Portfolio’s net investment income. Instead, potentially subject to certain limitations, the Portfolio may carry net capital losses from any taxable year forward to subsequent taxable years without expiration to offset capital gains, if any, realized during such subsequent taxable years. A Portfolio’s capital loss carryforwards are reduced to the extent they offset the Portfolio’s current-year net realized capital gains, whether the Portfolio retains or distributes such gains. A Portfolio must apply such carryforwards first against gains of the same character. The Portfolio’s available capital loss carryforwards, if any, will be set forth in its annual shareholder report for each fiscal year.

“Qualified dividend income” received by an individual will be taxed at the rates applicable to long-term capital gain. In order for some portion of the dividends received by a Portfolio shareholder to be qualified dividend income, the Portfolio must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Portfolio’s shares. In general, a dividend will not be treated as qualified dividend income (at either the Portfolio or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date that is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a PFIC.

In general, distributions of investment income reported by a Portfolio as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual, provided both the shareholder and the Portfolio meet the holding period and other requirements described above. If the aggregate qualified dividends received by a Portfolio during any taxable year are 95% or more of its gross income (excluding net long-term capital gain over net short-term capital loss), then 100% of the Portfolio’s dividends (other than Capital Gain Dividends) will be eligible to be treated as qualified dividend income. It is unclear whether or to what extent distributions from the Portfolios will constitute qualified dividend income.

In general, dividends of net investment income received by corporate shareholders of a Portfolio will qualify for the dividends-received deduction generally available to corporations to the extent of the amount of eligible dividends received by the Portfolio from domestic corporations for the taxable year. A dividend received by a Portfolio will not be treated as a dividend eligible for the dividends-received deduction (1) if it has been received with respect to any share of stock that the Portfolio has held for less than 46 days (91 days in the case of certain preferred stock) during the 91-day period beginning on the date which is 45 days before the date on which such share becomes ex-dividend with respect to such dividend (during the 181-day period beginning 90 days before such date in the case of certain preferred stock) or (2) to the extent that the Portfolio is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Moreover, the dividends-received deduction may otherwise be disallowed or reduced (1) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of the Portfolio or (2) by application of various provisions of the Code (for instance, the dividends-received deduction is reduced in the case of a dividend received on debt-financed portfolio stock (generally, stock acquired with borrowed funds)). It is unclear whether or to what extent distributions from the Portfolios will qualify for the dividends-received deduction.

Any distribution of income that is attributable to (i) income received by a Portfolio in lieu of dividends with respect to securities on loan pursuant to a securities lending transaction or (ii) dividend income received by such Portfolio on securities it temporarily purchased from a counterparty pursuant to a repurchase agreement that is treated for U.S. federal income tax purposes as a loan by the Portfolio will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends-received deduction for corporate shareholders.

Pursuant to proposed regulations on which the Portfolios may rely, distributions by a Portfolio to its shareholders that the Portfolio properly reports as “section 199A dividends,” as defined and subject to certain conditions described below, are treated as qualified REIT dividends in the hands of non-corporate shareholders. See “Certain Investments in REITs and Mortgage-Related Securities” for further details.

The Code generally imposes a 3.8% Medicare contribution tax on the net investment income of certain individuals, trusts and estates to the extent their income exceeds certain threshold amounts. For these purposes, “net investment income” generally includes, among other things, (i) distributions paid by a Portfolio of net investment income and capital gains as described above and (ii) any net gain from the sale, redemption or exchange of Portfolio shares. Shareholders are advised to consult their tax advisers regarding the possible implications of this additional tax on their investment in a Portfolio.

Dividends and distributions on shares of a Portfolio are generally subject to U.S. federal income tax as described herein to the extent they do not exceed the Portfolio’s current and accumulated earnings and profits, even though such dividends and distributions may economically represent a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of shares purchased at a time when the net asset value of a Portfolio reflects either unrealized gains, or realized undistributed income or gains, which were therefore included in the price the shareholder paid. A Portfolio may be required to distribute realized income or gains regardless of whether its net asset value also reflects unrealized losses. Such distributions may reduce the fair market value of the Portfolio’s shares below the shareholder’s cost basis in those shares.

Sale, Exchange or Redemption of Shares

The sale, exchange or redemption of shares of a Portfolio will generally give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shareholder has held the shares for more than 12 months. Otherwise, the gain or loss on a taxable disposition of Portfolio shares will generally be treated as short-term capital gain or loss. However, any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any Capital Gain Dividends received (or deemed received) by the shareholder with respect to the shares. All or a portion of any loss realized upon a taxable disposition of shares will be disallowed under the Code’s “wash-sale” rule if other substantially identical shares of the Portfolio are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

If a Portfolio were to be deemed a “nonpublicly offered” RIC as described in “Expenses Subject to Special Pass-Through Rules” below, depending on a shareholder’s percentage ownership in that Portfolio, a shareholder’s partial redemption of Portfolio shares could cause the shareholder to be treated as having received a distribution under Section 301 of the Code (“Section 301 distribution”) unless the redemption is treated as being either (i) “substantially disproportionate” with respect to such shareholder or (ii) otherwise “not essentially equivalent to a dividend” under the relevant rules of the Code. A Section 301 distribution is not treated as a sale or exchange giving rise to capital gain or loss, but rather is treated as a dividend to the extent supported by the Portfolio’s current and accumulated earnings and profits, with the excess treated as a return of capital reducing the shareholder’s tax basis in its Portfolio shares, and thereafter as capital gain. Where a redeeming shareholder is treated as receiving a dividend, there is a risk that other shareholders of the Portfolio whose percentage interests in the Portfolio increase as a result of such redemption will be treated as having received a taxable distribution from the Portfolio.

Upon the sale, exchange or redemption of Portfolio shares, the Portfolio or, in the case of shares purchased through a financial intermediary, the financial intermediary, may be required to provide you and the IRS with cost basis and certain other related tax information about the Portfolio shares you sold, exchanged or redeemed. See “Tax Basis Information” below for more information.

Options, Futures, Currency Forward Contracts, Swap Agreements, Hedges, Straddles and Other Transactions

In general, option premiums received by a Portfolio are not immediately included in the income of the Portfolio. Instead, the premiums are recognized (i) when the option contract expires, (ii) the option is exercised by the holder or (iii) the Portfolio transfers or otherwise terminates the option (e.g., through a closing transaction). If a call option written by a Portfolio is exercised and the Portfolio sells or delivers the underlying security, the Portfolio generally will recognize capital gain or loss equal to (a) the sum of the strike price and the option premium received by the Portfolio minus (b) the Portfolio’s basis in the security. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying security. If securities are purchased by a Portfolio pursuant to the exercise of a put option written by it, the Portfolio generally will subtract the premium received for purposes of computing its cost basis in the securities purchased. In either case, provided the tax treatment of an option transaction is not governed by Section 1256 of the Code (discussed further below), gain or loss arising in respect of a termination of the Portfolio’s obligation under the option other than through the exercise of the option will be short-term gain or loss depending on whether the premium income received by the Portfolio is greater or less than the amount paid by the Portfolio (if any) in terminating the transaction. Thus, for example, if an option written by a Portfolio on a single stock expires unexercised, the Portfolio generally will recognize short-term gain equal to the premium received.

Certain covered call writing activities of a Portfolio may trigger the U.S. federal income tax straddle rules contained primarily in Section 1092 of the Code. Very generally, where applicable, Section 1092 requires (i) that losses be deferred on positions deemed to be offsetting positions with respect to “substantially similar or related property,” to the extent of unrealized gain in the latter and (ii) that the holding period of such a straddle position that has not already been held for the long-term holding period be terminated and begin anew once the position is no longer part of a straddle. Options on single stocks that are not “deep in the money” may constitute qualified covered calls, which generally are not subject to the straddle rules; the holding period on stock underlying qualified covered calls that are “in the money” although not “deep in the money” will be suspended during the period that such calls are outstanding. Thus, the straddle rules and the rules governing qualified covered calls could cause gains that would otherwise constitute long-term capital gains to be treated as short-term capital gains, and distributions that would otherwise constitute “qualified dividend income” or qualify for the dividends-received deduction to fail to satisfy the holding period requirements and therefore to be taxed as ordinary income or to fail to qualify for the 70% dividends-received deduction, as the case may be.

It is possible that certain of a Portfolio’s options transactions, such as certain listed “non-equity options” as defined in Section 1256 of the Code–which include certain options written on equity indices–will be governed by Section 1256 of the Code. Such options, together with regulated futures contracts, are referred to as “section 1256 contracts.” Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses (“60/40”), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, section 1256 contracts held by a Portfolio at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable.

In addition to the special rules described above in respect of futures and options transactions, a Portfolio’s transactions in other derivative instruments (e.g., currency forward contracts and swap agreements), foreign currencies and any of its other hedging, short sale, securities loan or similar transactions, may be subject to one or more special tax rules (including mark-to-market, constructive sale, notional principal contract, straddle, wash sale and short sale rules). These rules may affect whether gains and losses recognized by a Portfolio are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to a Portfolio, defer losses to a Portfolio and cause adjustments in the holding periods of a Portfolio’s securities. These rules, therefore, could affect the amount, timing and character of distributions to shareholders. Because these and other tax rules applicable to these types of transactions are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether a Portfolio has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a regulated investment company and avoid a Portfolio-level tax.

Certain of a Portfolio’s investments in derivative instruments and in foreign-currency denominated instruments, and any of the Portfolio’s transactions in foreign currencies and hedging activities, are likely to produce a difference between the Portfolio’s book income and the sum of its taxable income and net tax-exempt income (if any). If a Portfolio’s book income is less than the sum of its taxable income and net tax-exempt income (if any), the Portfolio could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment and to avoid a Portfolio-level tax. If, in the alternative, a Portfolio’s book income exceeds the sum of its taxable income (including realized capital gains) and net tax-exempt income (if any), the distribution (if any) of such excess will be treated as (i) a dividend to the extent of the Portfolio’s remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in its shares and (iii) thereafter, as gain from the sale or exchange of a capital asset.

Investments in Other Investment Companies

A Portfolio’s investments in shares of another investment company, including an ETF, that qualifies as a RIC (such an investment company, an “underlying RIC”) can cause the Portfolio to be required to distribute greater amounts of net investment income or net capital gain than the Portfolio would have distributed had it invested directly in the securities held by the underlying RIC, rather than in shares of the underlying RIC. Further, the amount or timing of distributions from the Portfolio qualifying for treatment as a particular character (e.g., long-term capital gain, exempt interest, eligibility for dividends-received deductions, etc.) will not necessarily be the same as it would have been had the Portfolio invested directly in the securities held by the underlying RIC.

If a Portfolio receives dividends from an underlying RIC and the underlying RIC reports such dividends as qualified dividend income, then the Portfolio is permitted in turn to report a portion of its distributions as qualified dividend income, provided the Portfolio meets holding period and other requirements with respect to shares of the underlying RIC.

If a Portfolio receives dividends from an underlying RIC and the underlying RIC reports such dividends as eligible for the dividends-received deduction, then the Portfolio is permitted in turn to report its distributions derived from those dividends as eligible for the dividends-received deduction as well, provided the Portfolio meets holding period and other requirements with respect to shares of the underlying RIC.

Foreign Currency Transactions

A Portfolio’s transactions in foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts and currency forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. Any such net gains could require a larger dividend toward the end of the calendar year. Any such net losses will generally reduce and potentially require the recharacterization of prior ordinary income distributions. Such ordinary income treatment may accelerate Portfolio distributions to shareholders and increase the distributions taxed to shareholders as ordinary income. Any net ordinary losses so created cannot be carried forward by a Portfolio to offset income or gains earned in subsequent taxable years.

Taxation of Subsidiaries

It is currently expected that any future wholly-owned Subsidiary will be a disregarded entity for U.S. federal income tax purposes. In the case of a Subsidiary that is a disregarded entity for such purposes, for U.S. federal income tax purposes (i) a Portfolio is treated as owning the Subsidiary’s assets directly; (ii) any income, gain, loss, deduction or other tax items arising in respect of the Subsidiary’s assets will be treated as if they are realized or incurred, as applicable, directly by the applicable Portfolio; and (iii) any distributions a Portfolio receives from a Subsidiary will have no effect on the Portfolio’s U.S. federal income tax liability.

Passive Foreign Investment Companies

A passive foreign investment company (a “PFIC”) is any foreign corporation: (i) 75% or more of the gross income of which for the taxable year is passive income or (ii) the average percentage of the assets of which

(generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50%. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

Equity investments by a Portfolio in certain PFICs could potentially subject the Portfolio to a U.S. federal income tax or other charge (including interest charges) on the distributions received from the PFIC or on proceeds received from the disposition of shares in the PFIC. This tax cannot be eliminated by making distributions to Portfolio shareholders. However, a Portfolio may elect to avoid the imposition of that tax. For example, if a Portfolio is in a position to and elects to treat a PFIC as a “qualified electing fund” (i.e., make a “QEF election”), the Portfolio will be required to include its share of the PFIC’s income and net capital gains annually, regardless of whether it receives any distribution from the PFIC. Alternatively, a Portfolio may make an election to mark the gains (and to a limited extent losses) in such holdings “to the market” as though it had sold and repurchased its holdings in those PFICs on the last day of the Portfolio’s taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed by a Portfolio to avoid taxation. Making either of these elections therefore may require a Portfolio to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Portfolio’s total return. If a Portfolio indirectly invests in PFICs by virtue of the Portfolio’s investments in an Underlying RICs, such as an ETF, it may not make such PFIC elections; rather, the Underlying RIC directly investing in the PFICs would decide whether to make such elections. Dividends paid by PFICs will not be eligible to be treated as “qualified dividend income.” Because it is not always possible to identify a foreign corporation as a PFIC, a Portfolio may incur the tax and interest charges described above in some instances.

Foreign Taxation

Income and proceeds received by the Portfolios from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax treaties between certain countries and the U.S. may reduce or eliminate such taxes. If more than 50% of a Portfolio’s assets at the close of a taxable year consists of the securities of foreign corporations, the Portfolio may elect to permit shareholders to claim a credit or deduction on their income tax returns for their pro rata portions of qualified taxes paid by the Portfolio to foreign countries in respect of foreign securities that the Portfolio has held for at least the minimum period specified in the Code. For this purpose, “securities of foreign corporations” generally includes securities of foreign governments. In such cases, shareholders will include in gross income from foreign sources their pro rata shares of such taxes paid by the Portfolio. A shareholder’s ability to claim an offsetting foreign tax credit or deduction in respect of such foreign taxes is subject to certain limitations imposed by the Code, which may result in the shareholder’s not receiving a full credit or deduction (if any) for the amount of such taxes. Shareholders who do not itemize on their U.S. federal income tax returns may claim a credit but not a deduction for such foreign taxes.

Even if a Portfolio were eligible to make such an election for a given year, it may determine not to do so. Shareholders that are not subject to U.S. federal income tax, and those who invest in a Portfolio through tax-advantaged accounts (including those who invest through individual retirement accounts or other tax-advantaged retirement plans), generally will receive no benefit from any tax credit or deduction passed through by a Portfolio.

Certain Investments in REITs and Mortgage-Related Securities

A Portfolio may invest in REITs. A Portfolio’s investments in REIT equity securities may result in the Portfolio’s receipt of cash in excess of the REIT’s earnings; if the Portfolio distributes such amounts, such distribution could constitute a return of capital to Portfolio shareholders for U.S. federal income tax purposes. Dividends received by a Portfolio from a REIT will not qualify for the corporate dividends-received deduction and generally will not constitute qualified dividend income.

Pursuant to proposed regulations on which the Portfolios may rely, distributions by a Portfolio to its shareholders that the Portfolio properly reports as “section 199A dividends,” as defined and subject to certain conditions described below, are treated as qualified REIT dividends in the hands of non-corporate shareholders. Noncorporate shareholders are permitted a U.S. federal income tax deduction equal to 20% of qualified REIT dividends received by them, subject to certain limitations. Very generally, a “section 199A dividend” is any dividend or portion thereof that is attributable to certain dividends received by a regulated investment company from REITs, to the extent such dividends are properly reported as such by the regulated investment company in a written notice to its shareholders. A section 199A dividend is treated as a qualified REIT dividend only if the shareholder receiving such dividend holds the dividend-paying regulated investment company shares for at least 46 days of the 91-day period beginning 45 days before the shares become ex-dividend, and is not under an obligation to make related payments with respect to a position in substantially similar or related property. A Portfolio is permitted to report such part of its dividends as section 199A dividends as are eligible, but is not required to do so.

Short Sales

To the extent a Portfolio participates in short sales by contracting for the sale of stock it does not own and later purchasing stock necessary to close the sale, the character of the gain or loss realized on such a short sale is determined by reference to the property used to close the short sale and is thus generally short-term. Because net short-term capital gain (after reduction by any long-term capital loss) is generally taxed at ordinary income rates, a Portfolio’s short sale transactions will likely increase the percentage of the Portfolio’s gains that are taxable to shareholders as ordinary income.

Original Issue Discount, Market Discount

Some debt obligations with a fixed maturity date of more than one year from the date of issuance (and all zero-coupon debt obligations with a fixed maturity date of more than one year from the date of issuance) will be treated as debt obligations that are issued originally at a discount. Generally, the amount of the original issue discount (“OID”) is treated as interest income and is included in a Portfolio’s taxable income (and required to be distributed by the Portfolio) over the term of the debt obligation, even though payment of that amount is not received until a later time (i.e., upon partial or full repayment or disposition of the debt security) or is received in kind rather than in cash. Increases in the principal amount of an inflation-indexed bond will be treated as OID.

Some debt obligations with a fixed maturity date of more than one year from the date of issuance that are acquired by a Portfolio in the secondary market are treated as having “market discount.” Very generally, market discount is the excess of the stated redemption price of a debt obligation (or in the case of an obligation issued with OID, its “revised issue price”) over the purchase price of such obligation. Subject to the discussion below regarding Section 451 of the Code, (i) generally any gain recognized on the disposition of, and any partial payment of principal on, a debt obligation having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the “accrued market discount” on such debt obligation, (ii) alternatively, a Portfolio may elect to accrue market discount currently, in which case the Portfolio will be required to include the accrued market discount in the Portfolio’s income (as ordinary income) and thus distribute it over the term of the debt security, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security, and (iii) the rate at which the market discount accrues, and thus is included in a Portfolio’s income, will depend upon which of the permitted accrual methods the Portfolio elects. Notwithstanding the foregoing, effective for taxable years beginning after 2017, Section 451 of the Code generally requires any accrual method taxpayer to take into account items of gross income no later than the time at which such items are taken into account as revenue in the taxpayer’s financial statements. Although the application of Section 451 to the accrual of market discount is currently unclear, the IRS the

Treasury Department have announced that they expect to issue proposed regulations providing that Section 451 does not apply to market discount. If Section 451 were to apply to the accrual of market discount, a Portfolio would be required to include in income any market discount as it takes the same into account on its financial statements. In the case of higher-risk securities, the amount of market discount may be unclear. See “Higher-Risk Securities.”

Some debt obligations with a fixed maturity date of one year or less from the date of issuance may be treated as having “acquisition discount” (very generally, the excess of the stated redemption price over the purchase price), or OID in the case of certain types of debt obligations. Generally, a Portfolio will be required to include the acquisition discount, or OID, in income (as ordinary income) over the term of the debt obligation, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security. A Portfolio may make one or more of the elections applicable to debt obligations having acquisition discount, or OID, which could affect the character and timing of recognition of income.

Each Portfolio that holds the foregoing kinds of securities may be required to pay out as an income distribution each year an amount that is greater than the total amount of cash interest the Portfolio actually received. Such distributions may be made from the cash assets of a Portfolio or by liquidation of portfolio securities, if necessary (including when it is not advantageous to do so). A Portfolio may realize gains or losses from such liquidations. In the event a Portfolio realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution than they would in the absence of such transactions.

Securities Purchased at a Premium

Very generally, where a Portfolio purchases a bond at a price that exceeds the redemption price at maturity – that is, at a premium – the premium is amortizable over the remaining term of the bond. In the case of a taxable bond, if the Portfolio makes an election applicable to all such bonds it purchases, which election is irrevocable without consent of the IRS, the Portfolio reduces the current taxable income from the bond by the amortized premium and reduces its tax basis in the bond by the amount of such offset; upon the disposition or maturity of such bonds, the Portfolio is permitted to deduct any remaining premium allocable to a prior period.

Higher-Risk Securities

Investments in debt obligations that are at risk of or in default present special tax issues for a Portfolio. Tax rules are not entirely clear about issues such as when a Portfolio may cease to accrue interest, OID or market discount, when and to what extent deductions may be taken for bad debts or worthless securities and how payments received on obligations in default should be allocated between principal and income. In limited circumstances, it may also not be clear whether a Portfolio should recognize market discount on a debt obligation, and if so, what amount of market discount the Portfolio should recognize. These and other related issues will be addressed by a Portfolio when, as and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its eligibility for treatment as a regulated investment company and does not become subject to U.S. federal income or excise tax.

Issuer Deductibility of Interest

A portion of the interest paid or accrued on certain high yield discount obligations owned by a Portfolio may not be deductible to (and thus, may affect the cash flow of) the issuer. If a portion of the interest paid or accrued on certain high yield discount obligations is not deductible, that portion will be treated as a dividend for purposes of the corporate dividends received deduction. In such cases, if the issuer of the high yield discount obligations is a domestic corporation, dividend payments by the Portfolio may be eligible for the dividends-received deduction to the extent of the deemed dividend portion of such accrued interest. Interest paid on debt obligations owned by a Portfolio, if any, that are considered for U.S. tax purposes to be payable in the equity of the issuer or a related party will not be deductible to the issuer, possibly affecting the cash flow of the issuer.

Tax-Exempt Shareholders

Income of a regulated investment company that would be UBTI if earned directly by a tax-exempt entity will not generally be attributed as UBTI to a tax-exempt shareholder of a regulated investment company. Notwithstanding this “blocking” effect, a tax-exempt shareholder could recognize UBTI by virtue of its investment in a Portfolio if shares in the Portfolio constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b).

Foreign Shareholders

In general, a Portfolio’s dividends are not subject to a U.S. withholding tax when paid to a shareholder that is not a “U.S. Person” within the meaning of the Code (such a shareholder, a “foreign shareholder”) to the extent properly reported by the Portfolio as (1) interest-related dividends or short-term capital gains dividends, each as defined below and subject to certain conditions described below, (2) Capital Gain Dividends or (3) distributions treated as a return of capital with respect to such foreign shareholder.

The exception to withholding for “interest-related dividends” generally applies with respect to distributions (other than distributions to a foreign shareholder (w) that does not provide a satisfactory statement that the beneficial owner is not a U.S. person, (x) to the extent that the dividend is attributable to certain interest on an obligation if the foreign shareholder is the issuer or is a 10% shareholder of the issuer, (y) that is within certain foreign countries that have inadequate information exchange with the United States or (z) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign shareholder and the foreign shareholder is a controlled foreign corporation) from U.S.-source interest income of types similar to those not subject to U.S. federal income tax if earned directly by an individual foreign shareholder, to the extent such distributions are properly reported as such by the Portfolio in a written notice to shareholders (“interest-related dividends”). The exception to withholding for “short-term capital gain dividends” generally applies with respect to distributions (other than (a) distributions to an individual foreign shareholder who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution or (b) distributions subject to special rules regarding the disposition of U.S. real property interests) of net short-term capital gains in excess of net long-term capital losses to the extent such distributions are properly reported by a Portfolio (“short-term capital gain dividends”). If a Portfolio invests in an Underlying RIC that pays such distributions to the Portfolio, such distributions retain their character as not subject to withholding if properly reported when paid by the Portfolio to foreign shareholders. A Portfolio is permitted to report such part of its dividends as interest-related or short-term capital gain dividends as are eligible, but is not required to do so. In the case of shares held through an intermediary, the intermediary may withhold even if the Portfolio reports all or a portion of a payment as an interest-related or short-term capital gain dividend to shareholders. These exemptions from withholding will not be available to foreign shareholders of the Portfolio if it does not currently report its dividends as interest-related or short-term capital gain dividends. Foreign shareholders should contact their intermediaries regarding the application of these rules to their accounts.

Distributions by the Portfolio to foreign shareholders other than Capital Gain Dividends, interest-related dividends and short-term capital gain dividends (e.g., distributions attributable to dividends and foreign-source interest income) are generally subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate).

Under U.S. federal tax law, a foreign shareholder generally is not subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of a Portfolio or on Capital Gain Dividends, interest-related dividends or short-term capital gain dividends unless (i) such gain or dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States or (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or the receipt of the Capital Gain Dividend and certain other conditions are met. Foreign shareholders should consult their tax advisers and, if holding shares through intermediaries, their intermediaries, concerning the application of these rules to their investment in a Portfolio.

Special rules would apply if a Portfolio were a qualified investment entity (“QIE”) because it is either a “U.S. real property holding corporation” (“USRPHC”) or would be a USRPHC but for the operation of certain exceptions to the definition of USRPIs described below. Very generally, a USRPHC is a domestic corporation that holds USRPIs the fair market value of which equals or exceeds 50% of the sum of the fair market values of the corporation’s USRPIs, interests in real property located outside the United States and other trade or business assets. USRPIs generally are defined as any interest in U.S. real property and any interest (other than solely as a creditor) in a USRPHC or, very generally, an entity that has been a USRPHC in the last five years. A RIC that holds, directly or indirectly, significant interests in REITs may be a USRPHC. Interests in domestically controlled QIEs, including REITs and RICs that are QIEs, not-greater-than-10% interests in publicly traded classes of stock in REITs and not-greater-than-5% interests in publicly traded classes of stock in RICs generally are not USRPIs, but these exceptions do not apply for purposes of determining whether a RIC is a QIE.

If an interest in a Portfolio were a USRPI, a greater-than-5% foreign shareholder or any foreign shareholder if shares of the Portfolio are not considered regularly traded on an established securities market generally would be required to file a U.S. tax return in connection with the sale of its Portfolio shares, and pay related taxes due on any gain realized on the sale.

Moreover, if a Portfolio were a USRPHC or, very generally, had been one in the last five years, it would be required to withhold on amounts distributed to a greater-than-5% foreign shareholder to the extent such amounts would not be treated as a dividend, i.e., are in excess of the Portfolio’s current and accumulated “earnings and profits” for the applicable taxable year. Such withholding generally is not required if a Portfolio is a domestically controlled QIE.

If a Portfolio were a QIE, under a special “look-through” rule, any distributions by the Portfolio to a foreign shareholder attributable directly or indirectly to (i) distributions received by the Portfolio from a lower-tier RIC or REIT that the Portfolio is required to treat as USRPI gain in its hands and (ii) gains realized on the disposition of USRPIs by the Portfolio would retain their character as gains realized from USRPIs in the hands of the Portfolio’s foreign shareholders and would be subject to U.S. tax withholding. In addition, such distributions could result in the foreign shareholder being required to file a U.S. tax return and pay tax on the distributions at regular U.S. federal income tax rates. The consequences to a foreign shareholder, including the rate of such withholding and character of such distributions (e.g., as ordinary income or USRPI gain), would vary depending upon the extent of the foreign shareholder’s current and past ownership of the Portfolio.

Foreign shareholders of a Portfolio also may be subject to “wash sale” rules to prevent the avoidance of the tax-filing and –payment obligations discussed above through the sale and repurchase of Portfolio shares.

Foreign shareholders should consult their tax advisers and, if holding shares through intermediaries, their intermediaries, concerning the application of these rules to their investment in a Portfolio. Foreign shareholders with respect to whom income from a Portfolio is effectively connected with a trade or business conducted by the foreign shareholder within the United States will in general be subject to U.S. federal income tax on the income derived from the Portfolio at the graduated rates applicable to U.S. citizens, residents or domestic corporations, whether such income is received in cash or reinvested in shares of the Portfolio and, in the case of a foreign corporation, may also be subject to a branch profits tax.

If a foreign shareholder is eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by the shareholder in the United States. More generally, foreign shareholders who are residents in a country with an income tax treaty with the United States may obtain different tax results than those described herein, and are urged to consult their tax advisers.

In order to qualify for any exemptions from withholding described above or for lower withholding tax rates under income tax treaties, or to establish an exemption from backup withholding, a foreign shareholder must comply with special certification and filing requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN or Form W-8BEN-E or substitute form). Foreign shareholders in a Portfolio should consult their tax advisers in this regard.

Special rules (including withholding and reporting requirements) apply to foreign partnerships and those holding Portfolio shares through foreign partnerships. Additional considerations may apply to foreign trusts and estates. Investors holding Portfolio shares through foreign entities should consult their tax advisers about their particular situation. A beneficial holder of shares who is a foreign shareholder may be subject to state and local tax and to the U.S. federal estate tax in addition to the federal tax on income referred to above.

Backup Withholding

Each Portfolio generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any individual shareholder who fails to properly furnish the Portfolio with a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify to the Portfolio that he or she is not subject to such withholding.

Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS.

Tax Basis Information

The Portfolios (or their administrative agent) must report to the IRS and furnish to Portfolio shareholders the cost basis information and holding period for Portfolio shares. The Portfolios will permit Portfolio shareholders to elect from among several IRS-accepted cost basis methods, including average cost. In the absence of an election, shareholder cost basis will be determined under the default method selected by the Portfolios. The cost basis method a shareholder elects (or the cost basis method applied by default) may not be changed with respect to a redemption of shares after the settlement date of the redemption. Portfolio shareholders should consult with their tax advisers to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the new cost basis reporting rules apply to them.

Tax Shelter Reporting Regulations

Under U.S. Treasury regulations, if a shareholder recognizes a loss with respect to a Portfolio’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

Shareholder Reporting Obligations with Respect to Foreign Bank and Financial Accounts

Shareholders that are U.S. persons and own, directly or indirectly, more than 50% of the Portfolio by vote or value could be required to report annually their “financial interest” in the Portfolio’s “foreign financial accounts,” if any, on FinCEN Form 114, Report of Foreign Bank and Financial Accounts. Shareholders should consult a tax adviser, and persons investing in the Portfolio through an intermediary should contact their intermediary, regarding the applicability to them of this reporting requirement.

Other Reporting and Withholding Requirements

Sections 1471-1474 of the Code and the U.S. Treasury Regulations and IRS guidance issued thereunder (collectively, “FATCA”) generally require a Portfolio to obtain information sufficient to identify the status of each of its shareholders under FATCA or under an applicable intergovernmental agreement (an “IGA”). If a shareholder fails to provide this information or otherwise fails to comply with FATCA or an IGA, a Portfolio may be required to withhold under FATCA 30% of ordinary dividends the Portfolio pays to that shareholder. If a payment by a Portfolio is subject to FATCA withholding, the Portfolio or its agent is required to withhold even if such payment would otherwise be exempt from withholding under the rules applicable to foreign shareholders described above. The IRS and the Department of Treasury have issued proposed regulations providing that the gross proceeds of share redemptions or exchanges and Capital Gain Dividends the Fund pays will not be subject to FATCA withholding.

Each prospective investor is urged to consult its tax adviser regarding the applicability of FATCA and any other reporting requirements with respect to the prospective investor’s own situation, including investments through an intermediary. In addition, some foreign countries have implemented and others are considering, and may implement, laws similar in purpose and scope to FATCA.

Expenses Subject to Special Pass-Through Rules

A Portfolio will not be considered to be a “publicly offered” RIC if it does not have at least 500 investors at all times during a taxable year, is not regularly traded on an established securities market, and its shares are not treated as continuously offered pursuant to a public offering. It is possible that a Portfolio will not be treated as a “publicly offered” RIC for one or more of its taxable years. Very generally, pursuant to Treasury Department regulations, expenses of a RIC that is not “publicly offered,” except those specific to its status as a RIC or separate entity (e.g., registration fees or transfer agency fees), are subject to special “pass-through” rules. These expenses (which include direct and certain indirect advisory fees) are treated as additional dividends to certain Portfolio shareholders (generally including other RICs that are not “publicly offered,” individuals and entities that compute their taxable income in the same manner as an individual), and, other than in the case of a shareholder that is a RIC that is not “publicly offered,” are not deductible by those shareholders under current law.

Shares Purchased through Tax-Qualified Plans

Special tax rules apply to investments through defined contribution plans and other tax-qualified plans. Shareholders should consult their tax advisers to determine the suitability of shares of a Portfolio as an investment through such plans, and the precise effect of an investment on their particular tax situation.

Shareholders should consult their own tax advisers as to the state or local tax consequences of investing in a Portfolio.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Investment Decisions and Portfolio Transactions

Investment decisions for each Portfolio are made with a view to achieving that Portfolio’s investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved (including the Portfolios). Some securities considered for investment by the Portfolios also may be appropriate for other accounts managed by the Adviser. Thus, a particular security may be bought or sold for certain accounts even though it could have been bought or sold for other accounts at the same time. If a purchase or sale of securities consistent with the investment policies of a Portfolio and one or more of these other accounts is considered at or about the same time, transactions in such securities will generally be allocated among the Portfolios and other accounts in the manner described above under “Potential Conflicts of Interest — Allocation of Investment Opportunities” and “ — Conflicts of Interest Among Strategies” above. When the Adviser determines that an investment opportunity is appropriate for a Portfolio and one or more other Portfolios and/or one or more other accounts, the Adviser will generally execute transactions for the Portfolio on an aggregated basis with the other Portfolios and/or the other accounts when the Adviser believes that to do so will allow it to obtain best execution and to negotiate more favorable commission rates or other transaction costs than might have otherwise been paid had such orders been placed independently. Aggregation, or “bunching,” describes a procedure whereby an investment adviser combines the orders of two or more clients into a single order for the purpose of obtaining better prices and lower execution costs.

Brokerage and Research Services

There is generally no stated commission in the case of securities traded on a principal basis in the over-the-counter markets, but the price paid by the Portfolios usually includes an undisclosed dealer commission or markup. In underwritten offerings, the price paid by the Portfolios includes a disclosed, fixed commission or discount retained by the underwriter or dealer. Transactions on U.S. stock exchanges and other agency transactions involve the payment by the Portfolios of negotiated brokerage commissions. Such commissions vary among different brokers. Also, a particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in non-U.S. securities generally involve the payment of fixed brokerage commissions, which are generally higher than those in the United States. The purchase by a Portfolio of participations or assignments may be pursuant to privately negotiated transactions pursuant to which a Portfolio may be required to pay fees to the seller or forego a portion of payments in respect of the participation agreement.

The Adviser places orders for the purchase and sale of portfolio securities, options and futures contracts and buys and sells such securities, options and futures for a Portfolio through multiple brokers and dealers. The Adviser will place trades for execution only with approved brokers or dealers. In effecting such purchases and sales, the Adviser seeks the most favorable price and execution of the Portfolios’ orders. In doing so, a Portfolio may pay higher commissions than the lowest available when the Adviser believes it is reasonable to do so. In seeking the most favorable price and execution, the Adviser, having in mind the Portfolios’ best interests, considers all factors it deems relevant, including, price, the size of the transaction, the nature of the market for the security, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in that or other transactions.

It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive research and brokerage products and services (together, “research and brokerage services”) from broker-dealers which execute portfolio transactions for the clients of such advisers. Consistent with this practice, the Adviser may receive research and brokerage services from broker-dealers with which the Adviser places the Portfolios’ transactions. These research and brokerage services, which in some cases also may be purchased for cash, may include, among other things, such items as general economic and security market reviews, industry and company reviews, evaluations of securities, recommendations as to the purchase and sale of securities and services related to the execution of securities transactions. The advisory fees paid by the Portfolios are not reduced because the Adviser receives such research and brokerage services even though the receipt of such research and brokerage services relieves the Adviser from expenses it might otherwise bear. Research and brokerage services provided by broker-dealers chosen by the Adviser to place the Portfolios’ transactions may be useful to the Adviser in providing services to the Adviser’s other clients, although not all of these research and brokerage services may be necessarily useful and of value to the Adviser in managing the Portfolios. Conversely, research and brokerage services provided to the Adviser by broker-dealers in connection with trades executed on behalf of other clients of the Adviser may be useful to the Adviser in managing the Portfolios, although not all of these services may be necessarily useful and of value to the Adviser in managing such other clients. To the extent the Adviser uses such research and brokerage services, it will use them for the benefit of all clients, to the extent reasonably practicable. Currently, the Adviser does not direct portfolio transactions for the Portfolios to a particular broker-dealer because the broker dealer provides soft dollar benefits to the Adviser.

In reliance on the “safe harbor” provided by Section 28(e) of the Exchange Act, the Adviser may cause a Portfolio to pay a broker-dealer which provides “brokerage and research services” (as defined for purposes of Section 28(e)) to the Adviser an amount of commission for effecting a securities transaction for the Portfolio in excess of the commission which another broker-dealer would have charged for effecting that transaction if the Adviser makes a good faith determination that the commissions are reasonable in relation to the value of brokerage and research services provided, viewed in terms of either a particular transaction or the Adviser’s overall responsibilities to all discretionary accounts.

The Adviser may place orders for the purchase and sale of exchange-listed portfolio securities with a broker-dealer that is an affiliate of the Adviser where, in the judgment of the Adviser, such firm will be able to obtain a price and execution at least as favorable as other qualified broker-dealers. Pursuant to rules of the Commission, a broker-dealer that is an affiliate of the Adviser may receive and retain compensation for effecting portfolio transactions for a Portfolio on a securities exchange if the commissions paid to such an affiliated broker-dealer by a Portfolio on exchange transactions do not exceed “usual and customary brokerage commissions.” The rules define “usual and customary” commissions to include amounts which are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.”

The Portfolios paid the following brokerage commissions during the most recent two fiscal periods ended May 31:

	Fiscal Period Ended May 31, 2017	Fiscal Year Ended May 31, 2018
Elements U.S. Portfolio(1)	$15,642	$15,635
Elements U.S. Small Cap Portfolio(1)	$25,261	$19,167
Elements International Portfolio(2)	$52,853	$56,145
Elements International Small Cap Portfolio(2)	$17,633	$23,916
Elements Emerging Markets Portfolio(3)	N/A	$144,734

(1)	The Portfolio commenced operations on April 3, 2017.
(2)	The Portfolio commenced operations on May 1, 2017.
(3)	The Portfolio commenced operations on June 1, 2017.

Regular Broker Dealers. Each Portfolio is required to identify the securities of its regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or their parent companies held by the Portfolio as of the close of their most recent fiscal year and state the value of such holdings. The Elements International Portfolio and the Elements Emerging Markets Portfolio acquired securities of Morgan Stanley & Co., Inc., a regular broker-dealer of each Portfolio. As of May 31, 2018, each Portfolio’s aggregate holdings of securities of Morgan Stanley & Co., Inc. had the following values:

Value of Holdings
Elements International Portfolio	$905,879
Elements Emerging Markets Portfolio	$1,358,794

None of the other Portfolios acquired securities of their regular brokers or dealers or of their parents during the fiscal year ended May 31, 2018.

DESCRIPTION OF THE TRUST

The Trustees are responsible for the management and supervision of the Trust. The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of a Portfolio or other series of the Trust with or without par value. Under the Declaration of Trust, the Trustees have the authority to create and classify shares of beneficial interest in separate series and classes without further action by shareholders. Additional series may be added in the future. The Trustees also have authorized the issuance of two classes of shares for each Portfolio, designated as Class M and Class Y. Additional classes of shares may be authorized in the future.

The shares of each class of each Portfolio represent an equal proportionate interest in the net assets attributable to that class of such Portfolio. Holders of each class of shares have certain exclusive voting rights on matters relating to their respective distribution plan, if any. The different classes of a Portfolio may bear different expenses relating to the cost of holding shareholder meetings necessitated by the exclusive voting rights of any class of shares.

Dividends paid by a Portfolio, if any, with respect to each class of shares will be calculated in the same manner, at the same time and on the same day and will be in the same amount, except for differences resulting from the facts that: (i) the distribution and service fees, if any, relating to each class will be borne exclusively by that class; and (ii) each class of shares will bear any class expenses properly allocable to that class of shares, subject to the conditions the IRS imposes with respect to the multiple-class structures. Similarly, the NAV per share may vary depending on which class of shares is purchased. No interest will be paid on uncashed dividend or redemption checks.

Unless otherwise required by the 1940 Act or the Declaration of Trust, the Trust has no intention of holding annual meetings of shareholders. Trust shareholders may remove a Trustee by the affirmative vote of at least two-thirds of the Trust’s outstanding shares and the Trustees shall promptly call a meeting for such purpose when requested to do so in writing by the record holders of a majority of the outstanding shares of the Trust. Shareholders may, under certain circumstances, communicate with other shareholders in connection with requesting a special meeting of shareholders. However, at any time that less than a majority of the Trustees holding office were elected by the shareholders, the Trustees will call a special meeting of shareholders for the purpose of electing Trustees.

In the event of liquidation, shareholders of each class are entitled to share pro rata in the net assets of the applicable Portfolio available for distribution to these shareholders. Shares entitle their holders to one vote per share (and fractional votes for fractional shares), are freely transferable and have no preemptive, subscription or conversion rights. When issued, shares are fully paid and non-assessable.

The Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust. The Declaration of Trust further provides for indemnification out of each Portfolio’s property for all loss and expense of any shareholder held personally liable for the obligations of the Portfolio by reason of owning shares of such Portfolio. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which the disclaimer is inoperative and a Portfolio itself would be unable to meet its obligations.

The Declaration of Trust further provides that the Board will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declaration of Trust protects a Trustee against any liability to which the Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The Declaration of Trust of the Trust provides for indemnification by the Trust of Trustees and officers of the Trust, however, such persons may not be indemnified against any liability to the Trust or the Trust’s shareholders to whom he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

PURCHASES AND REDEMPTION OF SHARES

Each Portfolio reserves the right to reject any purchase order application that conflicts with the Portfolio’s internal policies or the policies of any regulatory authority. The Portfolios do not accept starter, credit card or third party checks. All checks must be in U.S. Dollars drawn on a domestic bank. The Portfolios will not accept payment in cash or money orders. The Portfolios do not accept postdated checks or any conditional order or payment. To prevent check fraud, the Portfolios will not accept third-party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.

If you elect to receive distributions and/or dividends by check and the post office cannot deliver the check, or if the check remains uncashed for six months, each Portfolio reserves the right to reinvest the distribution check in your Portfolio account at the then current NAV per share and to reinvest all subsequent distributions in shares of such Portfolio.

Information provided on the account application may be used by the Portfolios to verify the accuracy of the information or for background or financial history purposes. A joint account will be administered as a joint tenancy with right of survivorship, unless the joint owners notify the transfer agent of a different intent. A shareholder’s account is governed by the laws of the State of Delaware. For telephone transactions, the transfer agent will take measures to verify the identity of the caller, such as asking for name, account number, Social Security or other taxpayer ID number and other relevant information. If appropriate measures are taken, the transfer agent is not responsible for any loss that may occur to any account due to an unauthorized telephone call. Also for your protection telephone redemptions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can be mailed to the address of record or sent via wire or ACH to the bank of record pre-established on the account.

FINANCIAL STATEMENTS

The audited financial statements and notes thereto in the Portfolios’ Annual Report to Shareholders for the fiscal year ended May 31, 2018, as filed with the Commission on August 8, 2018 (File No. 811-22761) (the “Annual Report”), are incorporated into this SAI by reference. The financial statements included in the Annual Report have been audited by Ernst & Young LLP, whose report thereon is also incorporated herein by reference. The unaudited financial statements and notes thereto in the Portfolios’ Semi-Annual Report to Shareholders for the period ended November 30, 2018, as filed with the Commission on February 8, 2019 (File No. 811-22761) (the “Semi-Annual Report”), are incorporated into this SAI by reference. No other parts of the Annual Report or Semi-Annual Report are incorporated by reference herein. Copies of the Annual Report and Semi-Annual Report may be obtained at no charge by calling the Portfolios at (855) 609-3680.

APPENDIX A

SECURITIES RATINGS

The rating of a rating service represents the service’s opinion as to the credit quality of the security being rated. However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer. Consequently, the Adviser believes that the quality of debt securities in which a Portfolio invests should be continuously reviewed. A rating is not a recommendation to purchase, sell or hold a security, because it does not take into account market value or suitability for a particular investor. When a security has received a rating from more than one service, each rating should be evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the ratings services from other sources, which they consider reliable. Ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information or for other reasons.

The following is a description of the characteristics of ratings used by Moody’s and Standard & Poor’s.

Moody’s Ratings*

Aaa—Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa—Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A—Obligations rated A are judged to be upper-medium grade and are subject to low credit risk.

Baa—Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba—Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B—Obligations rated B are considered speculative and are subject to high credit risk.

Caa—Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.

Ca—Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C—Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

*Note: Moody’s appends numerical modifiers 1, 2 and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

S&P Global Ratings*

AAA—An obligation rated ‘AAA’ has the highest rating assigned by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is extremely strong.

AA—An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitments on the obligation is very strong.

A—An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitments on the obligation is still strong.

A-1

BBB—An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments on the obligation.

BB; B; CCC; CC; and C—Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’ and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB—An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitments on the obligation.

B—An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitments on the obligation. Adverse business, financial or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitments on the obligation.

CCC—An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitments on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitments on the obligation.

CC—An obligation rated ‘CC’ is currently highly vulnerable to nonpayment. The ‘CC’ rating is used when a default has not yet occurred but S&P Global Ratings expects default to be a virtual certainty, regardless of the anticipated time to default.

C—An obligation rated ‘C’ is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared with obligations that are rated higher.

D—An obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to ‘D’ if it is subject to a distressed exchange offer.

NR—This indicates that a rating has not been assigned or is no longer assigned.

*The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories.

A-2

APPENDIX B

STONE RIDGE ASSET MANAGEMENT LLC

PROXY VOTING POLICIES AND PROCEDURES

I.	Governing Standards

The Registered Funds have delegated to the Adviser the responsibility for voting Fund securities. Private Funds may delegate such responsibility to the Adviser. As a fiduciary, an investment adviser with proxy voting authority has a duty to monitor corporate events and to vote proxies, as well as a duty to cast votes in the best interest of clients and not subrogate client interests to its own interests. The Adviser has adopted these written proxy voting policies and procedures (the “Proxy Policy”) as required under Rule 206(4)-6 under the Advisers Act. In addition to covering the voting of equity securities, the Proxy Policy also applies generally to voting and/or consent rights of fixed income securities, including but not limited to, plans of reorganization, and waivers and consents under applicable indentures. The Proxy Policy does not apply, however, to consent rights that primarily entail decisions to buy or sell investments, such as tender or exchange offers, conversions, put options, redemption and Dutch auctions. The Proxy Policy, which has been designed to ensure that the Adviser votes proxies in the best interest of its clients and provides clients with information about how their proxies are voted, contains procedures to mitigate conflicts of interests between clients and the Adviser and its affiliated persons1 when voting proxies.

For the avoidance of doubt, the Proxy Policy applies to shareholder votes and consents that the Adviser has authority to exercise on behalf of a Fund, including votes and consents for private entities that do not involve proxies. All references to votes by proxy in this Proxy Policy shall be interpreted to include both votes by proxy and votes and consents that do not involve proxies.

II.	Delegation by the Funds

The Board, on behalf of the Registered Funds, has determined to delegate proxy voting decisions to the Adviser and has adopted the Proxy Policy to govern the voting of the Funds’ proxies.

III.	Policy

The Proxy Policy applies to those client accounts that contain voting securities and for which the Adviser has been delegated the authority to vote client proxies. When voting proxies for client accounts, the Adviser’s primary objective is to make voting decisions solely in the best interest of all clients for which it manages assets. The Adviser has selected an unaffiliated third party proxy research and voting service, Institutional Shareholder Services Inc. (“ISS” or “Proxy Voting Service”), to assist it in researching, recordkeeping and voting of proxies. With respect to each proxy received, the Proxy Voting Service researches the financial implications of the proposals and provides a recommendation to the Adviser as to how to vote on each proposal based on the Proxy Voting Service’s research of the individual facts and circumstances and the Proxy Voting Service’s application of its research findings to an applicable set of guidelines, the ISS’ Proxy Voting Summary Guidelines (“ISS Guidelines”). The ISS Guidelines are intended to provide a general overview by highlighting the key policies that ISS applies to companies listed in the applicable geographic region. However, ISS’ analysis is on a case-by-case basis, taking into consideration sector, industry and business performance factors. These guidelines have been approved by the Adviser and, although the Adviser intends to vote consistently with the voting recommendation of the Proxy Voting Service, upon the recommendation of the applicable portfolio managers, the Adviser may determine to override any recommendation made by the Proxy Voting Service or abstain from voting. In the

[1]

A firm’s affiliated persons are defined in this Proxy Policy to include: (1) all officers, partners, directors (or any person performing similar functions); (2) all persons directly or indirectly controlling, controlled by or under common control with the adviser; and (3) all current employees.

event that the Proxy Voting Service does not provide a recommendation with respect to a proposal, as in the case of votes involving private issuers, the Adviser may determine to vote on the proposals directly and will do so in a manner consistent with the principles set forth in this Proxy Policy.

The Adviser may determine not to vote a proxy if: (1) the effect on the applicable economic interests or the value of the portfolio holding is insignificant in relation to an individual’s account portfolio or in the aggregate with all clients; (2) the cost of voting the proxy outweighs the possible benefit to the applicable account, including, without limitation, situations where a jurisdiction imposes share blocking restrictions which may affect the ability of the portfolio managers to effect trades in the related security; or (3) the Adviser otherwise has determined that it is consistent with its fiduciary obligations not to vote the proxy.

In addition, neither the Adviser nor the Proxy Voting Service will be able to vote for any securities on loan by an account. In the event that the Adviser is aware of a material vote on behalf of a client with respect to securities on loan by the custodian, the Adviser will call back the loan to vote the proxy if the Adviser determines that the benefits to the client of voting on such proposal outweigh the benefits to the client of having the security remain out on loan, and if time permits.

The Adviser will not accept direction on how to vote individual proxies for which it has voting responsibility from any other person or organization other than Adviser personnel or the Proxy Voting Service.

IV.	Conflicts of Interest Procedures

For voting of securities, the Adviser believes that application of the ISS Guidelines to vote proxies should, in most cases, adequately address any possible conflicts of interest since the ISS Guidelines are predetermined. As a general practice, the Adviser will vote in accordance with the voting recommendation provided by ISS. In the event that the Adviser wishes to vote against the independent voting recommendation, the Adviser requires CCO approval prior to a vote being cast.

Upon the identification or notice received by the CCO that there is a potential conflict of interest with respect to casting a vote, the CCO will discuss the proxy with the relevant portfolio manager(s) and other senior management in order to determine if the potential conflict is material. In instances where a portfolio manager proposes to vote a proxy inconsistent with the ISS Guidelines and a potential immaterial conflict is identified, the CCO will review the proxy votes in order to determine whether a portfolio manager’s voting rationale appears reasonable. Upon the detection of a material potential conflict of interest, the CCO has final decision-making authority regarding the Adviser’s course of action for the proxy. The CCO will seek to cause the proxy to be voted in a manner consistent with the client’s best interests.

V.	Review

The Adviser will supervise and, no less frequently than annually, review its proxy voting activities and the implementation of the Proxy Policy.

VI.	Registered Fund Filings

Each Registered Fund is generally required to describe in its registration statement the policies and procedures that the Registered Fund uses to determine how to vote proxies relating to portfolio securities, including the procedures that it uses when a vote presents a conflict. The Registered Funds are also required to include in the registration statement any policies and procedures of the Registered Fund’s investment adviser, or any other third party, that the Registered Fund uses, or that are used on the Registered Fund’s behalf, to determine how to vote proxies relating to portfolio securities. For this reason, this Proxy Policy is typically included as an exhibit to the Registered Funds’ statements of additional information.

In addition, each Registered Fund is required to disclose annually the Registered Fund’s complete proxy voting record on Form N-PX, which provides information relating to how the Registered Fund voted proxies relating to portfolio securities during the most recent 12-month period. The Adviser is responsible for ensuring that it maintains or causes to be maintained appropriate documentation for these purposes. The Adviser may work with a Registered Fund’s administrator to prepare and submit this filing to the SEC.

VII.	Recordkeeping

The Adviser must maintain (or must ensure that ISS maintains) the documentation to support its proxy voting decisions and votes cast on behalf of the Funds for a period of not less than six years, the first two years at its principal place of business.

PART C. OTHER INFORMATION

Item 28.	Exhibits

(a)	(1)	Amended and Restated Certificate of Trust of Stone Ridge Trust (the “Registrant”), dated as of October 23, 2015, incorporated by reference to Exhibit (1)(d) filed with the Registrant’s Registration Statement on Form N-14, as filed with the Securities and Exchange Commission (“SEC”) via EDGAR on September 27, 2016.

	(2)	Third Amended and Restated Agreement and Declaration of Trust of the Registrant, dated as of January 24, 2017, incorporated by reference to Exhibit (a)(2) filed with the Registrant’s Post-Effective Amendment No. 33 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on February 28, 2017.

(b)		Bylaws of the Registrant, incorporated by reference to Exhibit (b) filed with Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC via EDGAR on December 10, 2012.

(c)		Not applicable.

(d)	(1)	Investment Management Agreement between Stone Ridge Asset Management LLC (“Stone Ridge”) and the Registrant on behalf of each of Stone Ridge Reinsurance Risk Premium Fund and Stone Ridge High Yield Reinsurance Risk Premium Fund, dated as of January 11, 2013, incorporated by reference to Exhibit (d)(1) filed with the Registrant’s Post-Effective Amendment No. 28 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on February 26, 2016.

	(2)	Investment Management Agreement between Stone Ridge and the Registrant on behalf of each of Stone Ridge U.S. Large Cap Variance Risk Premium Fund (formerly known as Stone Ridge U.S. Variance Risk Premium Fund) and Stone Ridge U.S. Small Cap Variance Risk Premium Fund, incorporated by reference to Exhibit (d)(2) filed with the Registrant’s Post-Effective Amendment No. 4 to its initial Registration Statement on Form N-1A, as filed with the SEC via EDGAR on April 5, 2013.

	(3)	Investment Management Agreement between Stone Ridge and the Registrant on behalf of Stone Ridge U.S. Variance Risk Premium Master Fund (formerly known as Stone Ridge U.S. Master Variance Risk Premium Fund), incorporated by reference to Exhibit (d)(3) filed with the Registrant’s Post-Effective Amendment No. 4 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on April 5, 2013.

	(4)	Investment Management Agreement between Stone Ridge and the Registrant on behalf of Stone Ridge International Developed Markets Variance Risk Premium Fund and Stone Ridge Emerging Markets Variance Risk Premium Fund, dated as of January 23, 2014, incorporated by reference to Exhibit (d)(4) filed with the Registrant’s Post-Effective Amendment No. 29 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on February 26, 2016.

	(5)	Investment Management Agreement between Stone Ridge and the Registrant on behalf of Stone Ridge International Variance Risk Premium Master Fund (formerly known as Stone Ridge International Master Variance Risk Premium Fund), dated as of September 19, 2013, incorporated by reference to Exhibit (d)(5) filed with the Registrant’s Post-Effective Amendment No. 29 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on February 26, 2016.

	(6)	Investment Management Agreement between Stone Ridge and the Registrant on behalf of Stone Ridge Global Equity Variance Risk Premium Master Fund, incorporated by reference to Exhibit (d)(6) filed with the Registrant’s Post-Effective Amendment No. 21 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on June 23, 2014.

	(7)	Investment Management Agreement between Stone Ridge and the Registrant on behalf of Elements U.S. Portfolio, Elements U.S. Small Cap Portfolio, Elements International Portfolio, Elements International Small Cap Portfolio and Elements Emerging Markets Portfolio, dated as of January 24, 2017, incorporated by reference to Exhibit (d)(7) filed with the Registrant’s Post-Effective Amendment No. 35 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on February 28, 2017.

(e)		Distribution Agreement between the Registrant and ALPS Distributors, Inc. (the “Distributor”), dated as of April 16, 2018, incorporated by reference to Exhibit (e) filed with the Registrant’s Post-Effective Amendment No. 48 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on January 30, 2019.

(f)		Not applicable.

(g)	(1)	Amended and Restated Custody Agreement between the Registrant and U.S. Bank, National Association, dated as of October 30, 2017, incorporated by reference to Exhibit (g) filed with the Registrant’s Post-Effective Amendment No. 41 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on December 20, 2017.

(g)	(2)	Custodian Agreement between the Registrant and Brown Brothers Harriman & Co., dated as of April 10, 2018, incorporated by reference to Exhibit (g)(2) filed with the Registrant’s Post-Effective Amendment No. 46 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on September 28, 2018.

(h)	(1)	Amended and Restated Fund Administration Servicing Agreement between the Registrant, on behalf of its series, and U.S. Bancorp Fund Services, LLC (the “Administrator”), dated as of October 30, 2017, incorporated by reference to Exhibit (h)(1) filed with the Registrant’s Post-Effective Amendment No. 41 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on December 20, 2017.

	(2)	Addendum to the Amended and Restated Fund Administration Servicing Agreement between the Registrant, on behalf of its series, and U.S. Bancorp Fund Services, LLC, dated as of September 21, 2018, incorporated by reference to Exhibit (h)(2) filed with the Registrant’s Post-Effective Amendment No. 46 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on September 28, 2018.

	(3)	First Amendment to the Amended and Restated Fund Administration Servicing Agreement between the Registrant, on behalf of its series, and the Administrator, dated as of January 30, 2019, incorporated by reference to Exhibit (h)(3) filed with the Registrant’s Post-Effective Amendment No. 49 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on February 27, 2019.

	(4)	Amended and Restated Transfer Agent Servicing Agreement between the Registrant, on behalf of its series, and U.S. Bancorp Fund Services, LLC, dated as of October 30, 2017, incorporated by reference to Exhibit (h)(2) filed with the Registrant’s Post-Effective Amendment No. 41 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on December 20, 2017.

	(5)	Amended and Restated Fund Accounting Servicing Agreement between the Registrant, on behalf of its series, and U.S. Bancorp Fund Services, LLC, dated as of October 30, 2017, incorporated by reference to Exhibit (h)(3) filed with the Registrant’s Post-Effective Amendment No. 41 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on December 20, 2017.

	(6)	First Amendment to the Amended and Restated Fund Accounting Servicing Agreement between the Registrant, on behalf of its series, and U.S. Bancorp Fund Services, LLC, dated as of January 30, 2019, incorporated by reference to Exhibit (h)(6) filed with the Registrant’s Post-Effective Amendment No. 49 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on February 27, 2019

	(7)	Expense Limitation Agreement between Stone Ridge and the Registrant on behalf of Stone Ridge High Yield Reinsurance Risk Premium Fund, dated as of January 30, 2019, incorporated by reference to Exhibit (h)(7) filed with the Registrant’s Post-Effective Amendment No. 49 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on February 27, 2019.

	(8)	Expense Limitation Agreement between Stone Ridge and the Registrant on behalf of each of Stone Ridge U.S. Large Cap Variance Risk Premium Fund and Stone Ridge U.S. Small Cap Variance Risk Premium Fund, dated as of

January 30, 2019, incorporated by reference to Exhibit (h)(8) filed with the Registrant’s Post-Effective Amendment No. 50 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on February 27, 2019.

	(9)	Expense Limitation Agreement between Stone Ridge and the Registrant on behalf of Stone Ridge International Developed Markets Variance Risk Premium Fund, dated as of January 30, 2019, incorporated by reference to Exhibit (h)(8) filed with the Registrant’s Post-Effective Amendment No. 50 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on February 27, 2019.

	(10)	Expense Limitation Agreement between Stone Ridge and the Registrant on behalf of Stone Ridge Global Equity Variance Risk Premium Master Fund, dated as of January 30, 2019, incorporated by reference to Exhibit (h)(8) filed with the Registrant’s Post-Effective Amendment No. 50 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on February 27, 2019.

	(11)	Expense Limitation Agreement between Stone Ridge and the Registrant on behalf of each of Elements U.S. Portfolio, Elements U.S. Small Cap Portfolio, Elements International Portfolio, Elements International Small Cap Portfolio and Elements Emerging Markets Portfolio, dated as of January 30, 2019, filed herewith.

(i)	(1)	Opinion and consent of counsel of K&L Gates, LLP for the Stone Ridge U.S. Large Cap Variance Risk Premium Fund and Stone Ridge U.S. Small Cap Variance Risk Premium Fund, previously filed.

	(2)	Opinion and consent of counsel of K&L Gates, LLP for the Stone Ridge U.S. Variance Risk Premium Master Fund, previously filed.

	(3)	Opinion and consent of counsel of K&L Gates, LLP for the Stone Ridge Reinsurance Risk Premium Fund and the Stone Ridge High Yield Reinsurance Risk Premium Fund, previously filed.

	(4)	Opinion and consent of counsel of K&L Gates, LLP for the Stone Ridge International Developed Markets Variance Risk Premium Fund, Stone Ridge Emerging Markets Variance Risk Premium Fund and Stone Ridge International Variance Risk Premium Master Fund, previously filed.

	(5)	Opinion and consent of counsel for the Stone Ridge Global Equity Variance Risk Premium Master Fund, previously filed.

	(6)	Opinion and consent of counsel for Class M shares for Elements U.S. Portfolio, Elements U.S. Small Cap Portfolio, Elements International Portfolio, Elements International Small Cap Portfolio and Elements Emerging Markets Portfolio, previously filed.

	(7)	Opinion and consent of counsel for Class Y shares for Elements U.S. Portfolio, Elements U.S. Small Cap Portfolio, Elements International Portfolio, Elements International Small Cap Portfolio and Elements Emerging Markets Portfolio, filed herewith.

(j)		Consent of Independent Registered Public Accounting Firm, filed herewith.

(k)		Not applicable.

(l)		Subscription Agreement for Seed Capital, incorporated by reference to Exhibit (l) filed with Registrant’s Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC via EDGAR on January 16, 2013.

(m)	(1)	First Amended and Restated Class I Rule 12b-1 Plan of each of Stone Ridge Reinsurance Risk Premium Fund and Stone Ridge High Yield Reinsurance Risk Premium Fund, incorporated by reference to Exhibit (m)(1) filed with the Registrant’s Post-Effective Amendment No. 4 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on April 5, 2013.

	(2)	Class I Rule 12b-1 Plan of each of Stone Ridge U.S. Large Cap Variance Risk Premium Fund, Stone Ridge U.S. Small Cap Variance Risk Premium Fund and Stone Ridge U.S. Variance Risk Premium Master Fund, incorporated by reference to Exhibit (m)(2) filed with the Registrant’s Post-Effective Amendment No. 4 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on April 5, 2013.

	(3)	Second Amended and Restated Class M Rule 12b-1 Plan of each of Stone Ridge Reinsurance Risk Premium Fund and Stone Ridge High Yield Reinsurance Risk Premium Fund, incorporated by reference to Exhibit (m)(3) filed with the Registrant’s Post-Effective Amendment No. 4 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on April 5, 2013.

	(4)	Class M Rule 12b-1 Plan of each of Stone Ridge U.S. Large Cap Variance Risk Premium Fund, Stone Ridge U.S. Small Cap Variance Risk Premium Fund and Stone Ridge U.S. Variance Risk Premium Master Fund, incorporated by reference to Exhibit (m)(4) filed with the Registrant’s Post-Effective Amendment No. 4 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on April 5, 2013.

	(5)	Class I Rule 12b-1 Plan of each of Stone Ridge International Developed Markets Variance Risk Premium Fund, Stone Ridge Emerging Markets Variance Risk Premium Fund and Stone Ridge International Variance Risk Premium Master Fund, dated as of September 19, 2013, incorporated by reference to Exhibit (m)(5) filed with the Registrant’s Post-Effective Amendment No. 29 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on February 26, 2016.

	(6)	Class M Rule 12b-1 Plan of each of Stone Ridge International Developed Markets Variance Risk Premium Fund, Stone Ridge Emerging Markets Variance Risk Premium Fund and Stone Ridge International Variance Risk Premium Master Fund, dated as of September 19, 2013, incorporated by reference to Exhibit (m)(6) filed with the Registrant’s Post-Effective Amendment No. 29 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on February 26, 2016.

	(7)	Class I Rule 12b-1 Plan of Stone Ridge Global Equity Variance Risk Premium Master Fund, incorporated by reference to Exhibit (m)(7) filed with the Registrant’s Post-Effective Amendment No. 21 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on June 23, 2014.

	(8)	Class M Rule 12b-1 Plan of Stone Ridge Global Equity Variance Risk Premium Master Fund, incorporated by reference to Exhibit (m)(8) filed with the Registrant’s Post-Effective Amendment No. 21 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on June 23, 2014.

	(9)	Rule 12b-1 Plan of Elements U.S. Portfolio, Elements U.S. Small Cap Portfolio, Elements International Portfolio, Elements International Small Cap Portfolio and Elements Emerging Markets Portfolio, dated as of January 24, 2017, incorporated by reference to Exhibit (m)(9) filed with the Registrant’s Post-Effective Amendment No. 35 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on February 28, 2017.

(n)	(1)	Second Amended and Restated Multi-Class Plan Pursuant to Rule 18f-3 of Stone Ridge High Yield Reinsurance Risk Premium Fund, dated as of January 30, 2019, incorporated by reference to Exhibit (n)(1) filed with the Registrant’s Post-Effective Amendment No. 49 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on February 27, 2019.

	(2)	First Amended and Restated Multi-Class Plan Pursuant to Rule 18f-3 of each of Stone Ridge U.S. Large Cap Variance Risk Premium Fund, Stone Ridge U.S. Small Cap Variance Risk Premium Fund and Stone Ridge U.S. Variance Risk Premium Master Fund, dated as of January 30, 2019, incorporated by reference to Exhibit (h)(8) filed with the Registrant’s Post-Effective Amendment No. 50 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on February 27, 2019.

	(3)	First Amended and Restated Multi-Class Plan Pursuant to Rule 18f-3 of Stone Ridge International Developed Markets Variance Risk Premium Fund, dated as of January 30, 2019, incorporated by reference to Exhibit (h)(8) filed with the Registrant’s Post-Effective Amendment No. 50 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on February 27, 2019.

	(4)	First Amended and Restated Multi-Class Plan Pursuant to Rule 18f-3 of Stone Ridge Global Equity Variance Risk Premium Master Fund, dated as of January 30, 2019, incorporated by reference to Exhibit (h)(8) filed with the Registrant’s Post-Effective Amendment No. 50 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on February 27, 2019.

	(5)	Multi-Class Plan Pursuant to Rule 18f-3 of each of Elements U.S. Portfolio, Elements U.S. Small Cap Portfolio, Elements International Portfolio, Elements International Small Cap Portfolio and Elements Emerging Markets Portfolio, dated as of April 1, 2019, filed herewith.

(o)		Reserved.

(p)		Code of Ethics of Stone Ridge and the Registrant, incorporated by reference to Exhibit (p) filed with the Registrant’s Post-Effective Amendment No. 49 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on February 27, 2019.

(q)		Power of Attorney of Stone Ridge Trust, incorporated by reference to Exhibit (q) filed with the Registrant’s Post-Effective Amendment No. 46 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on September 28, 2018.

Item 29.	Persons Controlled by or under Common Control with Registrant

None.

Item 30.	Indemnification

The Registrant’s Third Amended and Restated Agreement and Declaration of Trust, incorporated herein by reference, contains provisions limiting the liability, and providing for indemnification, of the Trustees, officers, employees and other “Covered Persons” (including their respective heirs, assigns, successors or other legal representatives) to the fullest extent permitted by law, including advancement of payments of all expenses incurred in connection with the preparation and presentation of any defense (subject to repayment obligations in certain circumstances).

The Registrant’s Distribution Agreement, incorporated hereto by reference, contains provisions limiting the liability, and providing for indemnification, of the Trustees and officers under certain circumstances.

Further, the Stone Ridge Reinsurance Risk Premium Fund’s and Stone Ridge High Yield Reinsurance Risk Premium Fund’s First Amended and Restated Investment Management Agreement, the Stone Ridge U.S. Large Cap Variance Risk Premium Fund’s and Stone Ridge U.S. Small Cap Variance Risk Premium Fund’s Investment Management Agreement, the Stone Ridge U.S. Variance Risk Premium Master Fund’s Investment Management Agreement, the Stone Ridge International Developed Markets Variance Risk Premium Fund’s and Stone Ridge Emerging Markets Variance Risk Premium Fund’s Investment Management Agreement, the Stone Ridge International Variance Risk Premium Master Fund’s Investment Management Agreement, the Stone Ridge Global Equity Variance Risk Premium Master Fund’s Investment Management Agreement and the Elements U.S. Portfolio’s, Elements U.S. Small Cap Portfolio’s, Elements International Portfolio’s, Elements International Small Cap Portfolio’s and Elements Emerging Markets Portfolio’s Investment Management Agreement, each incorporated herein by reference, contain provisions limiting the liability, and providing for indemnification, of Stone Ridge and its personnel under certain circumstances.

The Registrant’s Trustees and officers are insured under a standard investment company errors and omissions insurance policy covering loss incurred by reason of negligent errors and omissions committed in their official capacities as such.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “Securities Act”), may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in this Item 30, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the Securities Act and is therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 31.	Business and Other Connections of Investment Adviser

Stone Ridge is a Delaware limited liability company that offers investment management services and is a registered investment adviser. Stone Ridge serves as investment adviser to the Trust, Stone Ridge Trust II, Stone Ridge Trust III, Stone Ridge Trust IV and Stone Ridge Trust V, on behalf of each of their series. Stone Ridge’s offices are located at 510 Madison Avenue, 21st Floor, New York, NY 10022. Information as to the officers and directors of Stone Ridge is included in its current Form ADV (File No. 801-77228) filed with the SEC.

Item 32.	Principal Underwriter

(a) ALPS Distributors, Inc. acts as the distributor for the Registrant and the following investment companies: 1290 Funds, Aberdeen Standard Investments ETFs, Acacia Trust, ALPS Series Trust, The Arbitrage Funds, AQR Funds, Axonic Alternative Income Fund, Barings Funds Trust, BBH Trust, Brandes Investment Trust, Bridge Builder Trust, Broadstone Real Estate Access Fund, Broadview Funds Trust, Brown Advisory Funds, Brown Capital Management Mutual Funds, Centre Funds, CION Ares Diversified Credit Fund, Columbia ETF Trust, Columbia ETF Trust I, Columbia ETF Trust II, Cortina Funds, Inc., CRM Mutual Fund Trust, CSOP ETF Trust, Cullen Funds Trust, DBX ETF Trust, Flat Rock Opportunity Fund, Financial Investors Trust, Firsthand Funds, FS Credit Income Fund, FS Energy Total Return Fund, FS Series Trust, Goehring & Rozencwajg Investment Funds, Goldman Sachs ETF Trust, Griffin Institutional Access Credit Fund, Griffin Institutional Access Real Estate Fund, Hartford Funds Exchange-Traded Trust, Hartford Funds NextShares Trust, Harvest Volatility Edge Trust, Heartland Group, Inc., Henssler Funds, Inc., Holland Series Fund, Inc., Index Funds, IndexIQ Active ETF Trust, Index IQ ETF Trust, Infusive US Trust, IVY NextShares Trust, James Advantage Funds, Janus Detroit Street Trust, Lattice Strategies Trust, Litman Gregory Funds Trust, Longleaf Partners Funds Trust, M3Sixty Funds Trust, Mairs & Power Funds Trust, Meridian Fund, Inc., Natixis ETF Trust, , NorthStar Real Estate Capital Income Fund, NorthStar Real Estate Capital Income Fund-ADV, NorthStar Real Estate Capital Income Fund-C, NorthStar Real Estate Capital Income Fund-T, NorthStar/Townsend Institutional Real Estate Fund, Pax World Series Trust I, Pax World Funds Trust III, Principal Exchange-Traded Funds, Reality Shares ETF Trust, Resource Credit Income Fund, Resource Real Estate Diversified Income Fund, RiverNorth Funds, Segall Bryant & Hamill Trust, Sierra Total Return Fund, Smead Funds Trust, SPDR Dow Jones Industrial Average ETF Trust, SPDR S&P 500 ETF Trust, SPDR S&P MidCap 400 ETF Trust, Sprott ETF Trust, Stadion Investment Trust, Stone Harbor Investment Funds, Stone Ridge Trust II, Stone Ridge Trust III, Stone Ridge Trust IV, Stone Ridge Trust V, Total Income + Real Estate Fund, USCF ETF Trust, USCF Mutual Funds Trust, Wasatch Funds, WesMark Funds, and Wilmington Funds.

(b) To the best of the Registrant’s knowledge, the directors and executive officers of ALPS Distributors, Inc. are as follows:

Name and Principal Business Address*	Position and Offices with ALPS Distributors, Inc.	Positions and Offices with Registrant
Edmund J. Burke	Director	None
Jeremy O. May	President, Director	None
Bradley J. Swenson	Senior Vice President, Chief Operating Officer	None
Robert J. Szydlowski	Senior Vice President, Chief Technology Officer	None
Eric T. Parsons	Vice President, Controller and Assistant Treasurer	None
Joseph J. Frank**	Secretary	None
Patrick J. Pedonti**	Vice President, Treasurer and Assistant Secretary	None
Douglas W. Fleming**	Assistant Treasurer	None
Richard C. Noyes	Senior Vice President, General Counsel, Assistant Secretary	None
Steven Price	Senior Vice President, Chief Compliance Officer	None
Liza Orr	Vice President, Senior Counsel	None
Jed Stahl	Vice President, Senior Counsel	None
Josh Eihausen	Vice President, Associate Senior Counsel	None
James Stegall	Vice President	None
Gary Ross	Senior Vice President	None
Kevin Ireland	Senior Vice President	None
Mark Kiniry	Senior Vice President	None
Tison Cory	Vice President, Intermediary Operations	None
Stephen J. Kyllo	Vice President, Deputy Chief Compliance Officer	None
Hilary Quinn	Vice President	None
Jennifer Craig	Assistant Vice President	None

*	Except as otherwise noted, the principal business address for each of the above directors and executive officers is 1290 Broadway, Suite 1100, Denver, Colorado 80203.
**	The principal business address for Messrs. Pedonti, Frank and Fleming is 333 W. 11th Street, 5th Floor, Kansas City, Missouri 64105.

(c) The following table sets forth the commissions and other compensation received, directly or indirectly, from the Portfolios during the last fiscal year by the principal underwriter who is not an affiliated person of the Portfolios.

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts and Commission	(3) Compensation on Redemption and Repurchases	(4) Brokerage Commissions	(5) Other Compensation
ALPS Distributors, Inc.	None	None	None	None

Item 33.	Location of Accounts and Records

All accounts, books and other documents required by Rule 31(a) under the Investment Company Act of 1940, as amended, are maintained at the offices, as applicable of: (1) the Registrant, (2) Stone Ridge, (3) the Registrant’s custodians and (4) the Registrant’s administrator.

1.	Stone Ridge Trust

510 Madison Avenue, 21st Floor

New York, NY 10022

2.	Stone Ridge Asset Management LLC

510 Madison Avenue, 21st Floor

New York, NY 10022

3.	US Bank N.A.

1555 N. River Center Drive, Suite 302

Milwaukee, Wisconsin 53212

Brown Brothers Harriman & Co.

50 Post Office Square

Boston, Massachusetts, 02110

4.	U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, Wisconsin 53202

Item 34.	Management Services

Not applicable.

Item 35.	Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 53 to the Registration Statement of Stone Ridge Trust (related to Elements U.S. Portfolio, Elements U.S. Small Cap Portfolio, Elements International Portfolio, Elements International Small Cap Portfolio and Elements Emerging Markets Portfolio) to be signed on its behalf by the undersigned, duly authorized, in the City of New York and the State of New York, on the 28th day of March, 2019.

STONE RIDGE TRUST

By:	/s/ Anthony Zuco
Anthony Zuco, Treasurer and Principal Financial Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

* Ross Stevens	Trustee, President (Principal Executive Officer)	March 28, 2019

/s/ Anthony Zuco Anthony Zuco	Treasurer (Principal Financial Officer)	March 28, 2019

* Daniel Charney	Trustee	March 28, 2019

* Jeffery Ekberg	Trustee	March 28, 2019

* Power of Attorney

*By:	/s/ Anthony Zuco
Anthony Zuco Attorney in Fact

INDEX TO EXHIBITS

(h)	(11)	Expense Limitation Agreement between Stone Ridge and the Registrant on behalf of each of Elements U.S. Portfolio, Elements U.S. Small Cap Portfolio, Elements International Portfolio, Elements International Small Cap Portfolio and Elements Emerging Markets Portfolio.

(i)	(7)	Opinion and consent of counsel for Class Y shares for Elements U.S. Portfolio, Elements U.S. Small Cap Portfolio, Elements International Portfolio, Elements International Small Cap Portfolio and Elements Emerging Markets Portfolio.

(j)		Consent of Independent Registered Public Accounting Firm.

(n)	(5)	Multi-Class Plan Pursuant to Rule 18f-3 of each of Elements U.S. Portfolio, Elements U.S. Small Cap Portfolio, Elements International Portfolio, Elements International Small Cap Portfolio and Elements Emerging Markets Portfolio.